NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

Financial Statements

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities

As of December 31, 2023

	MainStay VP American Century Sustainable Equity— Initial Class	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP CBRE Global Infrastructure— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Equity Allocation— Service Class
ASSETS:
Investment at net asset value	$4,765,865	$2,580,110	$2,784,262	$932,198	$54,839	$3,077,364	$14,998,248	$1,554,854
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(21,063)	—	—	—	—	(19,253)	—
Net receivable from (payable to) the Fund for shares sold or purchased	170	21,156	100	34	2	109	19,789	55
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	157	86	92	31	2	101	495	51
Administrative charges	13	7	8	3	—	8	41	4

Total net assets	$4,765,865	$2,580,110	$2,784,262	$932,198	$54,839	$3,077,364	$14,998,248	$1,554,854

Total shares outstanding	533,071	195,691	225,129	134,019	7,876	313,419	904,664	168,570

Net asset value per share (NAV)	$8.94	$13.18	$12.37	$6.96	$6.96	$9.82	$16.58	$9.22

Total units outstanding	171,200	106,556	117,350	112,794	8,010	163,839	437,946	63,477

Variable accumulation unit value	$27.84	$24.22	$23.73	$8.26	$6.85	$18.79	$34.26	$24.38

Identified cost of investment	$5,617,874	$2,736,468	$3,199,682	$1,029,099	$54,494	$3,365,974	$13,400,697	$1,779,368

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class
ASSETS:
Investment at net asset value	$6,033,784	$1,724,533	$5,284,002	$16,102,399	$92,128	$14,984,707	$7,037,524	$2,139,855
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	(23,138)	—	—	(32,010)	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	216	62	23,328	574	3	32,545	251	76
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	199	57	175	530	3	494	232	70
Administrative charges	17	5	15	44	—	41	19	6

Total net assets	$6,033,784	$1,724,533	$5,284,002	$16,102,399	$92,128	$14,984,707	$7,037,524	$2,139,855

Total shares outstanding	565,469	200,700	548,776	1,105,182	10,937	1,057,958	474,160	221,254

Net asset value per share (NAV)	$10.67	$8.59	$9.63	$14.57	$8.42	$14.16	$14.84	$9.67

Total units outstanding	297,018	112,213	223,250	317,428	11,249	635,871	113,288	100,737

Variable accumulation unit value	$20.31	$15.40	$23.66	$50.74	$8.19	$23.57	$62.11	$21.25

Identified cost of investment	$6,431,451	$1,744,154	$5,622,064	$17,439,622	$92,968	$13,318,874	$6,886,295	$2,358,286

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay Strategic Bond— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Natural Resources— Initial Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP PineStone International Equity— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP Small Cap Growth— Initial Class
ASSETS:
Investment at net asset value	$21,050,316	$512,567	$5,615,134	$1,917,317	$442,779	$3,285,538	$46,927,244	$2,506,384
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(13,347)	—	—	(1,000)	—	(505)	(90,066)	—
Net receivable from (payable to) the Fund for shares sold or purchased	14,097	18	200	1,068	16	622	91,745	90
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	692	17	185	63	15	108	1,550	83
Administrative charges	58	1	15	5	1	9	129	7

Total net assets	$21,050,316	$512,567	$5,615,134	$1,917,317	$442,779	$3,285,538	$46,927,244	$2,506,384

Total shares outstanding	2,319,568	53,852	591,964	160,159	57,114	306,258	549,749	232,529

Net asset value per share (NAV)	$9.08	$9.52	$9.49	$11.97	$7.75	$10.73	$85.36	$10.78

Total units outstanding	397,352	40,681	266,157	168,540	44,174	99,735	383,774	108,131

Variable accumulation unit value	$52.99	$12.61	$21.09	$11.38	$10.02	$32.95	$122.32	$23.18

Identified cost of investment	$22,127,467	$529,774	$6,146,484	$1,705,310	$507,479	$4,294,224	$26,321,258	$2,755,029

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MainStay VP Small Cap Growth— Service Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	AB VPS Relative Value Portfolio— Class B
ASSETS:
Investment at net asset value	$652,375	$3,846,894	$32,504,839	$4,382,320	$2,226,951	$17,569,777	$5,952,204	$77,768
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	(3)	(17,958)	—	—	(42)	—
Net receivable from (payable to) the Fund for shares sold or purchased	24	137	1,165	18,116	80	627	254	3
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	22	115	1,073	146	74	579	196	3
Administrative charges	2	11	89	12	6	48	16	—

Total net assets	$652,375	$3,846,905	$32,504,839	$4,382,320	$2,226,951	$17,569,777	$5,952,204	$77,768

Total shares outstanding	63,993	3,846,509	1,329,740	520,033	256,703	667,999	228,017	2,702

Net asset value per share (NAV)	$10.19	$1.00	$24.44	$8.43	$8.68	$26.30	$26.10	$28.78

Total units outstanding	31,704	2,912,435	440,736	100,917	196,865	173,981	84,453	7,044

Variable accumulation unit value	$20.58	$1.32	$73.77	$43.43	$11.31	$101.02	$70.47	$11.04

Identified cost of investment	$815,517	$3,846,894	$33,791,275	$5,199,046	$2,428,411	$16,698,149	$5,594,932	$75,360

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	American Funds IS Washington Mutual Investors FundSM— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares
ASSETS:
Investment at net asset value	$890,497	$45,817	$701,567	$156,720	$410,486	$931,894	$379,943	$3,201,670
Dividends due and accrued	—	—	—	—	—	—	2,007	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	(4)	—	—	(10,014)	(7)
Net receivable from (payable to) the Fund for shares sold or purchased	31	2	25	9	15	34	8,021	122
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	29	2	23	5	14	31	13	106
Administrative charges	2	—	2	—	1	3	1	9

Total net assets	$890,497	$45,817	$701,567	$156,720	$410,486	$931,894	$379,943	$3,201,670

Total shares outstanding	38,153	2,624	7,331	6,281	29,195	71,519	55,254	114,305

Net asset value per share (NAV)	$23.34	$17.46	$95.70	$24.95	$14.06	$13.03	$6.84	$28.01

Total units outstanding	65,236	3,288	32,103	11,440	25,716	61,588	29,448	62,928

Variable accumulation unit value	$13.65	$13.93	$21.85	$13.70	$15.96	$15.13	$12.91	$50.87

Identified cost of investment	$932,029	$57,534	$733,694	$159,282	$390,679	$1,032,984	$403,242	$3,008,755

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2
ASSETS:
Investment at net asset value	$37,844	$36,444	$17,496	$69,891	$669,616	$204,242	$101,804	$42,462
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	1	1	1	2	24	8	3	1
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	1	1	2	22	7	3	1
Administrative charges	—	—	—	—	2	1	—	—

Total net assets	$37,844	$36,444	$17,496	$69,891	$669,616	$204,242	$101,804	$42,462

Total shares outstanding	859	632	4,767	8,903	52,273	5,355	8,003	4,409

Net asset value per share (NAV)	$44.07	$57.63	$3.67	$7.85	$12.81	$38.14	$12.72	$9.63

Total units outstanding	3,386	1,902	1,698	6,629	18,574	15,975	8,673	4,962

Variable accumulation unit value	$11.18	$19.16	$10.30	$10.54	$36.07	$12.78	$11.74	$8.55

Identified cost of investment	$37,337	$32,761	$21,937	$76,226	$760,313	$208,435	$103,571	$47,389

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2
ASSETS:
Investment at net asset value	$23,319,957	$51,510	$5,114,045	$141,343	$2,206,277	$375,444	$105,368	$27,937
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(19,629)	—	(14,137)	—	(19,246)	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	20,463	2	14,320	5	19,326	13	3	1
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	770	2	169	5	74	12	3	1
Administrative charges	64	—	14	—	6	1	—	—

Total net assets	$23,319,957	$51,510	$5,114,045	$141,343	$2,206,277	$375,444	$105,368	$27,937

Total shares outstanding	479,538	4,869	205,797	14,571	38,046	11,055	9,978	2,582

Net asset value per share (NAV)	$48.63	$10.58	$24.85	$9.70	$57.99	$33.96	$10.56	$10.82

Total units outstanding	225,745	4,634	94,783	11,016	58,586	26,471	9,030	2,798

Variable accumulation unit value	$103.34	$11.12	$53.99	$12.83	$37.66	$14.18	$11.67	$9.99

Identified cost of investment	$17,634,921	$63,044	$4,691,942	$144,272	$2,350,264	$390,758	$106,204	$27,734

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Franklin Templeton Aggressive Model Portfolio— Class II	Franklin Templeton Conservative Model Portfolio— Class II	Franklin Templeton Moderate Model Portfolio— Class II	Franklin Templeton Moderately Aggressive Model Portfolio— Class II	Franklin Templeton Moderately Conservative Model Portfolio— Class II	Invesco V.I. EQV International Equity Fund— Series II Shares	Invesco V.I. Main Street Small Cap Fund®— Series II Shares
ASSETS:
Investment at net asset value	$2,633,297	$184,656	$31,259	$1,254,335	$79,613	$269,117	$257,058	$49,466
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	94	7	1	44	3	10	9	2
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	87	6	1	41	3	9	8	2
Administrative charges	7	1	—	3	—	1	1	—

Total net assets	$2,633,297	$184,656	$31,259	$1,254,335	$79,613	$269,117	$257,058	$49,466

Total shares outstanding	75,909	13,863	3,249	109,358	6,462	25,034	7,680	1,881

Net asset value per share (NAV)	$34.69	$13.32	$9.62	$11.47	$12.32	$10.75	$33.47	$26.30

Total units outstanding	49,699	12,704	3,021	102,662	6,049	23,467	20,039	2,774

Variable accumulation unit value	$53.01	$14.53	$10.35	$12.22	$13.16	$11.47	$12.83	$17.83

Identified cost of investment	$2,566,424	$188,123	$34,512	$1,267,226	$76,980	$277,076	$267,280	$46,631

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S
ASSETS:
Investment at net asset value	$401,233	$7,379,523	$151,210	$579,290	$153,643	$871,883	$246,503	$1,030,889
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(23,608)	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	14	23,872	5	21	5	31	9	37
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	13	244	5	19	5	29	8	34
Administrative charges	1	20	—	2	—	2	1	3

Total net assets	$401,233	$7,379,523	$151,210	$579,290	$153,643	$871,883	$246,503	$1,030,889

Total shares outstanding	5,869	120,778	5,245	16,096	15,872	27,272	17,071	44,978

Net asset value per share (NAV)	$68.37	$61.10	$28.83	$35.99	$9.68	$31.97	$14.44	$22.92

Total units outstanding	23,094	161,677	10,701	15,410	8,771	19,530	20,608	21,637

Variable accumulation unit value	$17.37	$45.66	$14.13	$37.48	$17.52	$44.65	$11.96	$47.65

Identified cost of investment	$443,151	$6,135,298	$155,571	$525,706	$157,459	$806,494	$283,905	$1,243,220

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class
ASSETS:
Investment at net asset value	$134,907	$229,793	$82,396	$488,830
Dividends due and accrued	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	4	9	3	17
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4	8	3	16
Administrative charges	—	1	—	1

Total net assets	$134,907	$229,793	$82,396	$488,830

Total shares outstanding	13,559	23,377	8,583	53,249

Net asset value per share (NAV)	$9.95	$9.83	$9.60	$9.18

Total units outstanding	12,415	20,138	8,531	48,136

Variable accumulation unit value	$10.87	$11.41	$9.66	$10.15

Identified cost of investment	$135,239	$251,508	$85,831	$582,317

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations

For the year ended December 31, 2023

	MainStay VP American Century Sustainable Equity— Initial Class	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP CBRE Global Infrastructure— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Equity Allocation— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$58,740	$46,281	$81,034	$16,464	$820	$87,144	$395,975	$78,503
Mortality and expense risk charges	(54,353)	(33,706)	(34,937)	(11,734)	(638)	(40,176)	(178,058)	(17,710)
Administrative charges	(4,584)	(2,845)	(3,048)	(1,123)	(53)	(3,413)	(15,414)	(1,609)

Net investment income (loss)	(197)	9,730	43,049	3,607	129	43,555	202,503	59,184

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	679,306	684,194	794,986	202,730	6,971	771,216	3,153,374	130,142
Cost of investments sold	(736,227)	(758,468)	(944,427)	(230,811)	(10,784)	(850,448)	(3,050,206)	(149,216)

Net realized gain (loss) on investments	(56,921)	(74,274)	(149,441)	(28,081)	(3,813)	(79,232)	103,168	(19,074)
Realized gain distribution received	1,497,819	—	—	—	—	108,367	948,202	146,595
Change in unrealized appreciation (depreciation) on investments	(503,471)	215,290	228,743	81,328	5,036	198,413	(241,889)	28,169

Net gain (loss) on investments	937,427	141,016	79,302	53,247	1,223	227,548	809,481	155,690

Net increase (decrease) in net assets resulting from operations	$937,230	$150,746	$122,351	$56,854	$1,352	$271,103	$1,011,984	$214,874

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2023

	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$110,749	$126,348	$170,947	$534,162	$4,194	$203,120	$157,225	$57,708
Mortality and expense risk charges	(77,242)	(18,894)	(63,128)	(194,934)	(1,398)	(172,051)	(87,405)	(29,374)
Administrative charges	(6,616)	(1,753)	(5,387)	(16,989)	(122)	(14,826)	(7,449)	(2,730)

Net investment income (loss)	26,891	105,701	102,432	322,239	2,674	16,243	62,371	25,604

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,107,432	493,469	1,926,626	2,660,840	45,794	1,241,403	1,409,504	758,149
Cost of investments sold	(1,073,022)	(523,476)	(2,172,452)	(3,318,217)	(45,172)	(907,526)	(1,158,806)	(893,334)

Net realized gain (loss) on investments	34,410	(30,007)	(245,826)	(657,377)	622	333,877	250,698	(135,185)
Realized gain distribution received	898,496	—	309,003	—	—	543,609	—	—
Change in unrealized appreciation (depreciation) on investments	(1,191,052)	77,695	531,128	1,666,488	6,147	999,386	207,246	184,029

Net gain (loss) on investments	(258,146)	47,688	594,305	1,009,111	6,769	1,876,872	457,944	48,844

Net increase (decrease) in net assets resulting from operations	$(231,255)	$153,389	$696,737	$1,331,350	$9,443	$1,893,115	$520,315	$74,448

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2023

	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay Strategic Bond— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Natural Resources— Initial Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP PineStone International Equity— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP Small Cap Growth— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,206,647	$26,136	$159,830	$48,974	$37,316	$—	$607,767	$—
Mortality and expense risk charges	(256,662)	(6,790)	(67,515)	(31,445)	(5,607)	(40,379)	(537,132)	(31,011)
Administrative charges	(22,399)	(621)	(5,701)	(2,756)	(477)	(3,440)	(46,326)	(2,776)

Net investment income (loss)	927,586	18,725	86,614	14,773	31,232	(43,819)	24,309	(33,787)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,788,998	137,800	844,266	1,498,877	146,223	497,730	7,477,750	484,855
Cost of investments sold	(5,258,228)	(147,437)	(986,097)	(846,828)	(149,227)	(657,999)	(2,185,729)	(554,631)

Net realized gain (loss) on investments	(469,230)	(9,637)	(141,831)	652,049	(3,004)	(160,269)	5,292,021	(69,776)
Realized gain distribution received	—	—	254,288	—	—	—	670,798	9,292
Change in unrealized appreciation (depreciation) on investments	1,666,521	36,515	399,636	(666,440)	(18,042)	301,215	3,893,088	422,716

Net gain (loss) on investments	1,197,291	26,878	512,093	(14,391)	(21,046)	140,946	9,855,907	362,232

Net increase (decrease) in net assets resulting from operations	$2,124,877	$45,603	$598,707	$382	$10,186	$97,127	$9,880,216	$328,445

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2023

	MainStay VP Small Cap Growth— Service Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	AB VPS Relative Value Portfolio— Class B
INVESTMENT INCOME (LOSS):
Dividend income	$—	$197,654	$—	$4,766	$17,532	$157,632	$—	$664
Mortality and expense risk charges	(7,184)	(50,557)	(360,779)	(52,261)	(26,113)	(202,967)	(65,245)	(689)
Administrative charges	(611)	(4,610)	(32,291)	(4,461)	(2,333)	(17,532)	(5,658)	(57)

Net investment income (loss)	(7,795)	142,487	(393,070)	(51,956)	(10,914)	(62,867)	(70,903)	(82)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	47,889	2,929,174	4,191,853	817,120	473,664	3,596,840	1,034,282	2,800
Cost of investments sold	(67,424)	(2,929,174)	(5,463,436)	(1,373,323)	(687,186)	(3,868,239)	(1,169,277)	(3,274)

Net realized gain (loss) on investments	(19,535)	—	(1,271,583)	(556,203)	(213,522)	(271,399)	(134,995)	(474)
Realized gain distribution received	2,294	—	—	—	—	—	202,317	4,197
Change in unrealized appreciation (depreciation) on investments	103,373	—	11,026,120	1,105,958	473,033	3,900,144	1,890,983	2,094

Net gain (loss) on investments	86,132	—	9,754,537	549,755	259,511	3,628,745	1,958,305	5,817

Net increase (decrease) in net assets resulting from operations	$78,337	$142,487	$9,361,467	$497,799	$248,597	$3,565,878	$1,887,402	$5,735

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2023

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	American Funds IS Washington Mutual Investors FundSM— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares
INVESTMENT INCOME (LOSS):
Dividend income	$15,194	$12	$1,024	$1,895	$6,712	$22,544	$23,635	$—
Mortality and expense risk charges	(8,266)	(504)	(6,737)	(1,894)	(4,751)	(10,970)	(4,488)	(32,334)
Administrative charges	(689)	(42)	(561)	(163)	(401)	(958)	(374)	(2,780)

Net investment income (loss)	6,239	(534)	(6,274)	(162)	1,560	10,616	18,773	(35,114)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	87,409	2,695	89,233	33,564	93,830	100,056	55,652	540,228
Cost of investments sold	(97,741)	(4,310)	(98,463)	(34,003)	(91,967)	(111,411)	(59,668)	(562,476)

Net realized gain (loss) on investments	(10,332)	(1,615)	(9,230)	(439)	1,863	(11,355)	(4,016)	(22,248)
Realized gain distribution received	22,855	560	33,280	—	4,103	—	—	—
Change in unrealized appreciation (depreciation) on investments	64,054	7,328	157,678	22,086	52,309	95,759	26,523	1,256,966

Net gain (loss) on investments	76,577	6,273	181,728	21,647	58,275	84,404	22,507	1,234,718

Net increase (decrease) in net assets resulting from operations	$82,816	$5,739	$175,454	$21,485	$59,835	$95,020	$41,280	$1,199,604

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2023

	BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$144	$247	$3,962	$3,640	$2,636	$1,191	$6,612	$1,067
Mortality and expense risk charges	(363)	(424)	(250)	(825)	(7,708)	(2,266)	(1,308)	(698)
Administrative charges	(30)	(36)	(21)	(70)	(653)	(189)	(113)	(61)

Net investment income (loss)	(249)	(213)	3,691	2,745	(5,725)	(1,264)	5,191	308

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,254	6,296	6,103	16,388	193,408	3,948	33,524	44,879
Cost of investments sold	(1,410)	(5,075)	(6,870)	(20,570)	(253,742)	(2,673)	(33,570)	(53,625)

Net realized gain (loss) on investments	(156)	1,221	(767)	(4,182)	(60,334)	1,275	(46)	(8,746)
Realized gain distribution received	3,230	980	—	—	44,900	7,985	937	—
Change in unrealized appreciation (depreciation) on investments	2,937	3,929	(4,903)	7,199	139,114	6,686	(1,452)	10,840

Net gain (loss) on investments	6,011	6,130	(5,670)	3,017	123,680	15,946	(561)	2,094

Net increase (decrease) in net assets resulting from operations	$5,762	$5,917	$(1,979)	$5,762	$117,955	$14,682	$4,630	$2,402

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2023

	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$103,660	$1,097	$94,429	$2,951	$—	$—	$2,686	$680
Mortality and expense risk charges	(261,022)	(921)	(61,140)	(1,156)	(21,564)	(5,536)	(1,201)	(201)
Administrative charges	(22,319)	(77)	(5,225)	(96)	(1,826)	(463)	(100)	(17)

Net investment income (loss)	(179,681)	99	28,064	1,699	(23,390)	(5,999)	1,385	462

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,553,405	66,994	809,535	1,270	290,777	208,272	38,222	14,551
Cost of investments sold	(2,808,770)	(78,171)	(664,369)	(1,583)	(281,995)	(248,446)	(45,108)	(14,792)

Net realized gain (loss) on investments	744,635	(11,177)	145,166	(313)	8,782	(40,174)	(6,886)	(241)
Realized gain distribution received	762,233	—	141,743	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	4,703,721	15,343	124,232	9,475	653,788	48,480	16,316	384

Net gain (loss) on investments	6,210,589	4,166	411,141	9,162	662,570	8,306	9,430	143

Net increase (decrease) in net assets resulting from operations	$6,030,908	$4,265	$439,205	$10,861	$639,180	$2,307	$10,815	$605

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2023

	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Franklin Templeton Aggressive Model Portfolio— Class II	Franklin Templeton Conservative Model Portfolio— Class II	Franklin Templeton Moderate Model Portfolio— Class II	Franklin Templeton Moderately Aggressive Model Portfolio— Class II	Franklin Templeton Moderately Conservative Model Portfolio— Class II	Invesco V.I. EQV International Equity Fund— Series II Shares	Invesco V.I. Main Street Small Cap Fund®— Series II Shares
INVESTMENT INCOME (LOSS):
Dividend income	$9,589	$1,637	$984	$20,697	$979	$6,613	$—	$418
Mortality and expense risk charges	(31,623)	(2,347)	(365)	(13,849)	(949)	(2,674)	(2,747)	(439)
Administrative charges	(2,696)	(239)	(30)	(1,154)	(139)	(223)	(231)	(37)

Net investment income (loss)	(24,730)	(949)	589	5,694	(109)	3,716	(2,978)	(58)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	538,871	68,930	11,170	104,699	31,663	10,185	28,817	10,873
Cost of investments sold	(489,331)	(70,651)	(12,937)	(113,925)	(31,634)	(11,265)	(36,104)	(14,278)

Net realized gain (loss) on investments	49,540	(1,721)	(1,767)	(9,226)	29	(1,080)	(7,287)	(3,405)
Realized gain distribution received	72,328	1,112	—	3,881	321	—	179	—
Change in unrealized appreciation (depreciation) on investments	231,835	33,901	3,514	122,866	10,018	17,255	46,201	7,680

Net gain (loss) on investments	353,703	33,292	1,747	117,521	10,368	16,175	39,093	4,275

Net increase (decrease) in net assets resulting from operations	$328,973	$32,343	$2,336	$123,215	$10,259	$19,891	$36,115	$4,217

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2023

	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S
INVESTMENT INCOME (LOSS):
Dividend income	$349	$71,666	$695	$4,539	$2,482	$4,155	$5,016	$—
Mortality and expense risk charges	(4,593)	(97,822)	(1,853)	(7,842)	(2,064)	(9,735)	(3,006)	(11,579)
Administrative charges	(383)	(8,571)	(154)	(658)	(173)	(849)	(252)	(983)

Net investment income (loss)	(4,627)	(34,727)	(1,312)	(3,961)	245	(6,429)	1,758	(12,562)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	38,085	2,385,911	33,930	231,467	90,960	77,692	53,883	175,850
Cost of investments sold	(47,443)	(1,276,587)	(32,564)	(200,194)	(99,057)	(74,840)	(84,168)	(225,677)

Net realized gain (loss) on investments	(9,358)	1,109,324	1,366	31,273	(8,097)	2,852	(30,285)	(49,827)
Realized gain distribution received	28,741	235,714	11,123	34,928	5,519	43,909	—	—
Change in unrealized appreciation (depreciation) on investments	41,961	439,096	11,712	40,163	16,902	113,880	58,191	211,882

Net gain (loss) on investments	61,344	1,784,134	24,201	106,364	14,324	160,641	27,906	162,055

Net increase (decrease) in net assets resulting from operations	$56,717	$1,749,407	$22,889	$102,403	$14,569	$154,212	$29,664	$149,493

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2023

	PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class
INVESTMENT INCOME (LOSS):
Dividend income	$5,203	$6,205	$3,100	$16,432
Mortality and expense risk charges	(1,194)	(2,995)	(1,063)	(5,686)
Administrative charges	(100)	(266)	(92)	(489)

Net investment income (loss)	3,909	2,944	1,945	10,257

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,143	66,166	24,411	58,961
Cost of investments sold	(5,657)	(77,430)	(26,690)	(74,224)

Net realized gain (loss) on investments	(514)	(11,264)	(2,279)	(15,263)
Realized gain distribution received	—	7,017	—	—
Change in unrealized appreciation (depreciation) on investments	3,923	19,137	3,248	27,433

Net gain (loss) on investments	3,409	14,890	969	12,170

Net increase (decrease) in net assets resulting from operations	$7,318	$17,834	$2,914	$22,427

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP American Century Sustainable Equity— Initial Class		MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class		MainStay VP Candriam Emerging Markets Equity— Initial Class		MainStay VP CBRE Global Infrastructure— Service Class
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(197)	$17,327	$9,730	$(17,572)	$43,049	$22,107	$3,607	$(4,400)	$129	$166
Net realized gain (loss) on investments	(56,921)	(22,716)	(74,274)	52,319	(149,441)	(85,576)	(28,081)	(1,604)	(3,813)	(1,059)
Realized gain distribution received	1,497,819	515,460	—	566,258	—	—	—	153,318	—	—
Change in unrealized appreciation (depreciation) on investments	(503,471)	(967,548)	215,290	(860,969)	228,743	(612,993)	81,328	(580,165)	5,036	(911)

Net increase (decrease) in net assets resulting from operations	937,230	(457,477)	150,746	(259,964)	122,351	(676,462)	56,854	(432,851)	1,352	(1,804)

Contributions and (Withdrawals):
Payments received from policyowners	12,836	10,380	1,866	36,258	67,654	24,837	5,472	5,699	—	9,999
Policyowners’ surrenders	(227,355)	(366,656)	(182,058)	(183,104)	(545,205)	(342,023)	(129,726)	(46,852)	(209)	(367)
Policyowners’ annuity and death benefits	(88,962)	(41,468)	(158,128)	(27,805)	(111,253)	(163,889)	(10,610)	(2,935)	—	—
Net transfers from (to) Fixed Account	(15,132)	(60,888)	(99,219)	(30,500)	(68,893)	(70,014)	(429)	(29,852)	(3,295)	—
Transfers between Investment Divisions	(222,682)	(112,447)	(174,775)	4,628	44,848	(26,270)	(11,543)	36,980	(708)	27,647

Net contributions and (withdrawals)	(541,295)	(571,079)	(612,314)	(200,523)	(612,849)	(577,359)	(146,836)	(36,960)	(4,212)	37,279

Increase (decrease) in net assets	395,935	(1,028,556)	(461,568)	(460,487)	(490,498)	(1,253,821)	(89,982)	(469,811)	(2,860)	35,475
NET ASSETS:
Beginning of period	4,369,930	5,398,486	3,041,678	3,502,165	3,274,760	4,528,581	1,022,180	1,491,991	57,699	22,224

End of period	$4,765,865	$4,369,930	$2,580,110	$3,041,678	$2,784,262	$3,274,760	$932,198	$1,022,180	$54,839	$57,699

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Conservative Allocation— Service Class		MainStay VP Epoch U.S. Equity Yield— Initial Class		MainStay VP Equity Allocation— Service Class		MainStay VP Fidelity Institutional AM® Utilities— Service Class		MainStay VP Floating Rate— Service Class
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$43,555	$111,454	$202,503	$129,838	$59,184	$22,765	$26,891	$37,230	$105,701	$54,504
Net realized gain (loss) on investments	(79,232)	10,524	103,168	69,295	(19,074)	8,233	34,410	27,791	(30,007)	(20,454)
Realized gain distribution received	108,367	367,492	948,202	368,416	146,595	217,271	898,496	360,031	—	—
Change in unrealized appreciation (depreciation) on investments	198,413	(1,098,832)	(241,889)	(1,239,158)	28,169	(568,286)	(1,191,052)	(133,991)	77,695	(83,836)

Net increase (decrease) in net assets resulting from operations	271,103	(609,362)	1,011,984	(671,609)	214,874	(320,017)	(231,255)	291,061	153,389	(49,786)

Contributions and (Withdrawals):
Payments received from policyowners	1,801	1,801	58,520	66,734	95,449	5,314	28,667	142,141	2,164	41,669
Policyowners’ surrenders	(535,244)	(374,441)	(1,270,784)	(915,423)	(103,414)	(33,562)	(652,495)	(479,411)	(338,999)	(158,625)
Policyowners’ annuity and death benefits	(163,183)	(93,772)	(266,259)	(359,099)	—	(1,421)	(81,076)	(38,718)	(38,475)	(5,484)
Net transfers from (to) Fixed Account	292	(7,596)	(10,354)	(52,951)	—	—	(25,446)	(9,305)	15,863	(7,782)
Transfers between Investment Divisions	(22,406)	(41,958)	(497,119)	(26,624)	(8,745)	580	(131,733)	(129,846)	299,381	(150,998)

Net contributions and (withdrawals)	(718,740)	(515,966)	(1,985,996)	(1,287,363)	(16,710)	(29,089)	(862,083)	(515,139)	(60,066)	(281,220)

Increase (decrease) in net assets	(447,637)	(1,125,328)	(974,012)	(1,958,972)	198,164	(349,106)	(1,093,338)	(224,078)	93,323	(331,006)
NET ASSETS:
Beginning of period	3,525,001	4,650,329	15,972,260	17,931,232	1,356,690	1,705,796	7,127,122	7,351,200	1,631,210	1,962,216

End of period	$3,077,364	$3,525,001	$14,998,248	$15,972,260	$1,554,854	$1,356,690	$6,033,784	$7,127,122	$1,724,533	$1,631,210

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Growth Allocation— Service Class		MainStay VP Income Builder— Initial Class		MainStay VP IQ Hedge Multi- Strategy— Service Class		MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP MacKay Convertible— Initial Class
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$102,432	$118,339	$322,239	$268,553	$2,674	$420	$16,243	$(35,649)	$62,371	$185,297
Net realized gain (loss) on investments	(245,826)	(182,629)	(657,377)	(458,501)	622	1,614	333,877	559,977	250,698	268,959
Realized gain distribution received	309,003	832,816	—	1,738,257	—	—	543,609	1,090,746	—	924,830
Change in unrealized appreciation (depreciation) on investments	531,128	(1,924,200)	1,666,488	(4,869,726)	6,147	(17,231)	999,386	(4,865,161)	207,246	(2,782,370)

Net increase (decrease) in net assets resulting from operations	696,737	(1,155,674)	1,331,350	(3,321,417)	9,443	(15,197)	1,893,115	(3,250,087)	520,315	(1,403,284)

Contributions and (Withdrawals):
Payments received from policyowners	101,544	181,082	125,724	57,742	718	716	89,456	36,153	38,518	67,719
Policyowners’ surrenders	(677,988)	(385,977)	(1,808,344)	(1,371,466)	(35,783)	(14,747)	(706,177)	(577,141)	(698,184)	(957,009)
Policyowners’ annuity and death benefits	(1,178,551)	(262,230)	(554,943)	(801,479)	—	(43,561)	(309,556)	(224,849)	(259,586)	(162,742)
Net transfers from (to) Fixed Account	3,399	(54,907)	(151,107)	(282,703)	(9,414)	(220)	16,586	(274,865)	(46,464)	(158,110)
Transfers between Investment Divisions	515,548	27,289	(16,415)	(41,074)	1,091	10,097	(15,566)	(568,980)	(228,611)	(226,960)

Net contributions and (withdrawals)	(1,236,048)	(494,743)	(2,405,085)	(2,438,980)	(43,388)	(47,715)	(925,257)	(1,609,682)	(1,194,327)	(1,437,102)

Increase (decrease) in net assets	(539,311)	(1,650,417)	(1,073,735)	(5,760,397)	(33,945)	(62,912)	967,858	(4,859,769)	(674,012)	(2,840,386)
NET ASSETS:
Beginning of period	5,823,313	7,473,730	17,176,134	22,936,531	126,073	188,985	14,016,849	18,876,618	7,711,536	10,551,922

End of period	$5,284,002	$5,823,313	$16,102,399	$17,176,134	$92,128	$126,073	$14,984,707	$14,016,849	$7,037,524	$7,711,536

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP MacKay Government— Initial Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class		MainStay VP MacKay Strategic Bond— Service Class		MainStay VP Moderate Allocation— Service Class		MainStay VP Natural Resources— Initial Class
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$25,604	$15,824	$927,586	$959,218	$18,725	$14,165	$86,614	$133,047	$14,773	$(4,758)
Net realized gain (loss) on investments	(135,185)	(73,475)	(469,230)	(523,450)	(9,637)	(25,452)	(141,831)	(137,561)	652,049	242,994
Realized gain distribution received	—	—	—	—	—	—	254,288	742,131	—	—
Change in unrealized appreciation (depreciation) on investments	184,029	(349,871)	1,666,521	(3,073,091)	36,515	(70,259)	399,636	(1,901,032)	(666,440)	483,783

Net increase (decrease) in net assets resulting from operations	74,448	(407,522)	2,124,877	(2,637,323)	45,603	(81,546)	598,707	(1,163,415)	382	722,019

Contributions and (Withdrawals):
Payments received from policyowners	42,034	32,046	139,164	147,650	1,970	1,920	5,920	15,338	60,836	89,392
Policyowners’ surrenders	(396,192)	(265,678)	(2,713,563)	(1,828,337)	(106,496)	(247,753)	(603,816)	(564,615)	(203,136)	(273,368)
Policyowners’ annuity and death benefits	(159,618)	(92,125)	(1,234,860)	(903,930)	—	(61,015)	(42,144)	(139,700)	(377,684)	(59,572)
Net transfers from (to) Fixed Account	3,795	(108,032)	(223,939)	(817,325)	203	(13,979)	(26,041)	(357,393)	(6,914)	(34,601)
Transfers between Investment Divisions	(32,389)	(47,993)	342,935	(418,131)	(13,708)	(11,678)	(48,724)	922	(865,829)	787,022

Net contributions and (withdrawals)	(542,370)	(481,782)	(3,690,263)	(3,820,073)	(118,031)	(332,505)	(714,805)	(1,045,448)	(1,392,727)	508,873

Increase (decrease) in net assets	(467,922)	(889,304)	(1,565,386)	(6,457,396)	(72,428)	(414,051)	(116,098)	(2,208,863)	(1,392,345)	1,230,892
NET ASSETS:
Beginning of period	2,607,777	3,497,081	22,615,702	29,073,098	584,995	999,046	5,731,232	7,940,095	3,309,662	2,078,770

End of period	$2,139,855	$2,607,777	$21,050,316	$22,615,702	$512,567	$584,995	$5,615,134	$5,731,232	$1,917,317	$3,309,662

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP PIMCO Real Return— Service Class		MainStay VP PineStone International Equity— Initial Class		MainStay VP S&P 500 Index— Initial Class		MainStay VP Small Cap Growth— Initial Class		MainStay VP Small Cap Growth— Service Class
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$31,232	$24,023	$(43,819)	$(40,801)	$24,309	$43,578	$(33,787)	$(37,006)	$(7,795)	$(8,647)
Net realized gain (loss) on investments	(3,004)	11,991	(160,269)	30,336	5,292,021	5,227,864	(69,776)	55,114	(19,535)	(17,636)
Realized gain distribution received	—	—	—	710,811	670,798	1,485,686	9,292	673,004	2,294	164,588
Change in unrealized appreciation (depreciation) on investments	(18,042)	(122,677)	301,215	(2,096,751)	3,893,088	(18,037,819)	422,716	(1,705,059)	103,373	(376,447)

Net increase (decrease) in net assets resulting from operations	10,186	(86,663)	97,127	(1,396,405)	9,880,216	(11,280,691)	328,445	(1,013,947)	78,337	(238,142)

Contributions and (Withdrawals):
Payments received from policyowners	553	36,826	73,365	32,734	226,878	90,578	30,707	30,028	2,040	11,339
Policyowners’ surrenders	(74,116)	(33,683)	(292,840)	(186,984)	(4,636,051)	(3,242,961)	(207,332)	(141,071)	(31,877)	(3,805)
Policyowners’ annuity and death benefits	(55,942)	(40,883)	(31,333)	(78,474)	(947,745)	(2,162,456)	(94,023)	(23,652)	—	(17,127)
Net transfers from (to) Fixed Account	(1,075)	(81,251)	(73,177)	(24,416)	(661,283)	(462,542)	102	(33,664)	323	42
Transfers between Investment Divisions	28,811	10,352	16,101	7,311	35,665	(183,960)	(108,412)	18,601	10,762	(35,631)

Net contributions and (withdrawals)	(101,769)	(108,639)	(307,884)	(249,829)	(5,982,536)	(5,961,341)	(378,958)	(149,758)	(18,752)	(45,182)

Increase (decrease) in net assets	(91,583)	(195,302)	(210,757)	(1,646,234)	3,897,680	(17,242,032)	(50,513)	(1,163,705)	59,585	(283,324)
NET ASSETS:
Beginning of period	534,362	729,664	3,496,295	5,142,529	43,029,564	60,271,596	2,556,897	3,720,602	592,790	876,114

End of period	$442,779	$534,362	$3,285,538	$3,496,295	$46,927,244	$43,029,564	$2,506,384	$2,556,897	$652,375	$592,790

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP U.S. Government Money Market— Initial Class		MainStay VP Wellington Growth— Initial Class		MainStay VP Wellington Mid Cap— Initial Class		MainStay VP Wellington Small Cap— Initial Class		MainStay VP Wellington U.S. Equity— Initial Class
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$142,487	$2,633	$(393,070)	$(418,807)	$(51,956)	$(67,045)	$(10,914)	$(5,305)	$(62,867)	$(129,663)
Net realized gain (loss) on investments	—	4	(1,271,583)	(76,338)	(556,203)	(140,079)	(213,522)	(18,883)	(271,399)	567,315
Realized gain distribution received	—	—	—	9,254,765	—	1,935,687	—	676,009	—	3,608,948
Change in unrealized appreciation (depreciation) on investments	—	(4)	11,026,120	(23,373,206)	1,105,958	(3,082,013)	473,033	(1,335,705)	3,900,144	(9,141,018)

Net increase (decrease) in net assets resulting from operations	142,487	2,633	9,361,467	(14,613,586)	497,799	(1,353,450)	248,597	(683,884)	3,565,878	(5,094,418)

Contributions and (Withdrawals):
Payments received from policyowners	213,676	1,311,660	147,199	130,258	14,887	51,317	3,019	4,877	52,107	36,601
Policyowners’ surrenders	(2,091,810)	(929,021)	(2,881,689)	(1,234,719)	(396,249)	(263,986)	(173,279)	(80,261)	(2,586,900)	(881,224)
Policyowners’ annuity and death benefits	(80,123)	(71,482)	(505,681)	(915,679)	(122,595)	(182,477)	(103,869)	(81,344)	(344,226)	(452,623)
Net transfers from (to) Fixed Account	(30,816)	(102,139)	(104,638)	(639,110)	(1,845)	(27,799)	(17,267)	(9,017)	(299,255)	(244,205)
Transfers between Investment Divisions	1,434,370	875,807	(404,745)	(12,224)	(228,812)	(48,850)	(127,207)	47,772	(122,279)	(20,858)

Net contributions and (withdrawals)	(554,703)	1,084,825	(3,749,554)	(2,671,474)	(734,614)	(471,795)	(418,603)	(117,973)	(3,300,553)	(1,562,309)

Increase (decrease) in net assets	(412,216)	1,087,458	5,611,913	(17,285,060)	(236,815)	(1,825,245)	(170,006)	(801,857)	265,325	(6,656,727)
NET ASSETS:
Beginning of period	4,259,121	3,171,663	26,892,926	44,177,986	4,619,135	6,444,380	2,396,957	3,198,814	17,304,452	23,961,179

End of period	$3,846,905	$4,259,121	$32,504,839	$26,892,926	$4,382,320	$4,619,135	$2,226,951	$2,396,957	$17,569,777	$17,304,452

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Winslow Large Cap Growth— Initial Class		AB VPS Relative Value Portfolio— Class B		American Funds IS Asset Allocation Fund— Class 4		American Funds IS Global Small Capitalization Fund— Class 4		American Funds IS Growth Fund— Class 4
	2023	2022	2023	2022 (a)	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(70,903)	$(75,312)	$(82)	$(150)	$6,239	$439	$(534)	$(517)	$(6,274)	$(6,341)
Net realized gain (loss) on investments	(134,995)	157,707	(474)	(68)	(10,332)	(11,858)	(1,615)	429	(9,230)	(4,658)
Realized gain distribution received	202,317	1,322,106	4,197	1,034	22,855	99,128	560	13,235	33,280	78,920
Change in unrealized appreciation (depreciation) on investments	1,890,983	(3,905,931)	2,094	315	64,054	(256,241)	7,328	(28,909)	157,678	(279,781)

Net increase (decrease) in net assets resulting from operations	1,887,402	(2,501,430)	5,735	1,131	82,816	(168,532)	5,739	(15,762)	175,454	(211,860)

Contributions and (Withdrawals):
Payments received from policyowners	26,859	86,783	—	—	11,697	9,053	179	156	10,006	7,317
Policyowners’ surrenders	(435,923)	(268,113)	—	—	(35,488)	(68,656)	—	(3,406)	(72,969)	(5,225)
Policyowners’ annuity and death benefits	(109,250)	(88,382)	—	—	—	—	—	—	—	—
Net transfers from (to) Fixed Account	(3,388)	(20,076)	5,000	(1)	488	(31,104)	3,225	3,221	3,280	(646)
Transfers between Investment Divisions	(342,496)	(124,900)	20,000	45,903	283,765	(330,464)	(2,252)	3,211	128,201	(11,618)

Net contributions and (withdrawals)	(864,198)	(414,688)	25,000	45,902	260,462	(421,171)	1,152	3,182	68,518	(10,172)

Increase (decrease) in net assets	1,023,204	(2,916,118)	30,735	47,033	343,278	(589,703)	6,891	(12,580)	243,972	(222,032)
NET ASSETS:
Beginning of period	4,929,000	7,845,118	47,033	—	547,219	1,136,922	38,926	51,506	457,595	679,627

End of period	$5,952,204	$4,929,000	$77,768	$47,033	$890,497	$547,219	$45,817	$38,926	$701,567	$457,595

(a) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	American Funds IS New World Fund®— Class 4		American Funds IS Washington Mutual Investors FundSM— Class 4		BlackRock® Global Allocation V.I. Fund— Class III		BlackRock® High Yield V.I. Fund— Class III		BNY Mellon IP Technology Growth Portfolio— Initial Shares
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(162)	$(316)	$1,560	$2,390	$10,616	$(13,122)	$18,773	$15,894	$(35,114)	$(38,160)
Net realized gain (loss) on investments	(439)	1,280	1,863	6	(11,355)	(11,335)	(4,016)	(5,364)	(22,248)	(123,430)
Realized gain distribution received	—	15,761	4,103	72,472	—	15,943	—	—	—	301,564
Change in unrealized appreciation (depreciation) on investments	22,086	(62,696)	52,309	(101,567)	95,759	(195,905)	26,523	(66,512)	1,256,966	(2,254,023)

Net increase (decrease) in net assets resulting from operations	21,485	(45,971)	59,835	(26,699)	95,020	(204,419)	41,280	(55,982)	1,199,604	(2,114,049)

Contributions and (Withdrawals):
Payments received from policyowners	347	16,909	50,000	42,052	531	23,088	109	4,520	110,875	22,174
Policyowners’ surrenders	(8,870)	(20,331)	(20,617)	(58,409)	(86,807)	(119,271)	(38,722)	(26,412)	(237,075)	(254,551)
Policyowners’ annuity and death benefits	(3,277)	(7,730)	(12,480)	—	—	(73)	—	(7,976)	(145,322)	(21,986)
Net transfers from (to) Fixed Account	1,851	689	—	(5,772)	599	5,505	784	2,256	19,216	38,114
Transfers between Investment Divisions	(15,741)	17,855	(55,070)	159,706	18,888	(2,440)	(9,791)	(535)	107,941	(98,488)

Net contributions and (withdrawals)	(25,690)	7,392	(38,167)	137,577	(66,789)	(93,191)	(47,620)	(28,147)	(144,365)	(314,737)

Increase (decrease) in net assets	(4,205)	(38,579)	21,668	110,878	28,231	(297,610)	(6,340)	(84,129)	1,055,239	(2,428,786)
NET ASSETS:
Beginning of period	160,925	199,504	388,818	277,940	903,663	1,201,273	386,283	470,412	2,146,431	4,575,217

End of period	$156,720	$160,925	$410,486	$388,818	$931,894	$903,663	$379,943	$386,283	$3,201,670	$2,146,431

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares		ClearBridge Variable Appreciation Portfolio— Class II		Columbia Variable Portfolio— Commodity Strategy Fund— Class 2		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2		Columbia Variable Portfolio— Small Cap Value Fund— Class 2
	2023	2022 (a)	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(249)	$(115)	$(213)	$(174)	$3,691	$6,128	$2,745	$2,376	$(5,725)	$(5,854)
Net realized gain (loss) on investments	(156)	(9)	1,221	1,459	(767)	121	(4,182)	(7,232)	(60,334)	(34,402)
Realized gain distribution received	3,230	—	980	1,693	—	—	—	—	44,900	288,988
Change in unrealized appreciation (depreciation) on investments	2,937	(2,430)	3,929	(7,496)	(4,903)	(2,645)	7,199	(12,412)	139,114	(329,422)

Net increase (decrease) in net assets resulting from operations	5,762	(2,554)	5,917	(4,518)	(1,979)	3,604	5,762	(17,268)	117,955	(80,690)

Contributions and (Withdrawals):
Payments received from policyowners	—	—	151	16,698	313	750	—	16,602	366	904
Policyowners’ surrenders	—	—	(4,026)	(10,225)	(5,779)	—	(2,766)	(19,159)	(83,332)	(10,167)
Policyowners’ annuity and death benefits	—	—	—	—	—	(94)	(12,406)	—	(35,590)	(29,112)
Net transfers from (to) Fixed Account	8,000	—	1,461	(868)	—	—	—	(3,826)	6,345	5,576
Transfers between Investment Divisions	(612)	27,248	(1,390)	(555)	3	(209)	2,511	3,097	(33,401)	35,358

Net contributions and (withdrawals)	7,388	27,248	(3,804)	5,050	(5,463)	447	(12,661)	(3,286)	(145,612)	2,559

Increase (decrease) in net assets	13,150	24,694	2,113	532	(7,442)	4,051	(6,899)	(20,554)	(27,657)	(78,131)
NET ASSETS:
Beginning of period	24,694	—	34,331	33,799	24,938	20,887	76,790	97,344	697,273	775,404

End of period	$37,844	$24,694	$36,444	$34,331	$17,496	$24,938	$69,891	$76,790	$669,616	$697,273

(a) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Delaware VIP® Small Cap Value Series— Service Class		DWS Alternative Asset Allocation VIP— Class B		Fidelity® VIP Bond Index Portfolio— Service Class 2		Fidelity® VIP ContrafundSM Portfolio— Initial Class		Fidelity® VIP Emerging Markets Portfolio— Service Class 2
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,264)	$(1,474)	$5,191	$7,343	$308	$(1)	$(179,681)	$(183,936)	$99	$272
Net realized gain (loss) on investments	1,275	13,915	(46)	2,291	(8,746)	(4,504)	744,635	470,814	(11,177)	(48)
Realized gain distribution received	7,985	10,756	937	134	—	—	762,233	1,085,588	—	—
Change in unrealized appreciation (depreciation) on investments	6,686	(52,382)	(1,452)	(23,118)	10,840	(11,691)	4,703,721	(9,297,805)	15,343	(27,940)

Net increase (decrease) in net assets resulting from operations	14,682	(29,185)	4,630	(13,350)	2,402	(16,196)	6,030,908	(7,925,339)	4,265	(27,716)

Contributions and (Withdrawals):
Payments received from policyowners	—	4,486	—	43,207	1,001	1,079	118,819	295,375	181	424
Policyowners’ surrenders	(1,121)	(497)	(4,907)	(42,185)	(3,589)	(15,523)	(2,031,062)	(1,057,562)	(63,607)	(517)
Policyowners’ annuity and death benefits	—	—	(23,803)	(143)	(24,626)	—	(315,453)	(542,656)	—	—
Net transfers from (to) Fixed Account	—	1,074	—	(14,474)	(4,545)	(5,812)	(603,037)	(196,224)	—	—
Transfers between Investment Divisions	560	(11,353)	186	1,893	(8,244)	(1,869)	(128,954)	201,170	4,641	4,317

Net contributions and (withdrawals)	(561)	(6,290)	(28,524)	(11,702)	(40,003)	(22,125)	(2,959,687)	(1,299,897)	(58,785)	4,224

Increase (decrease) in net assets	14,121	(35,475)	(23,894)	(25,052)	(37,601)	(38,321)	3,071,221	(9,225,236)	(54,520)	(23,492)
NET ASSETS:
Beginning of period	190,121	225,596	125,698	150,750	80,063	118,384	20,248,736	29,473,972	106,030	129,522

End of period	$204,242	$190,121	$101,804	$125,698	$42,462	$80,063	$23,319,957	$20,248,736	$51,510	$106,030

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP Equity-Income PortfolioSM— Initial Class		Fidelity® VIP FundsManager® 60% Portfolio— Service Class		Fidelity® VIP Growth Opportunities Portfolio— Service Class 2		Fidelity® VIP Health Care Portfolio— Service Class 2		Fidelity® VIP International Index Portfolio— Service Class 2
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$28,064	$26,223	$1,699	$227	$(23,390)	$(26,008)	$(5,999)	$(7,133)	$1,385	$821
Net realized gain (loss) on investments	145,166	65,150	(313)	(7,182)	8,782	43,580	(40,174)	(6,953)	(6,886)	40
Realized gain distribution received	141,743	179,908	—	19,964	—	411,235	—	35,275	—	—
Change in unrealized appreciation (depreciation) on investments	124,232	(735,846)	9,475	(27,420)	653,788	(1,518,243)	48,480	(107,112)	16,316	(15,580)

Net increase (decrease) in net assets resulting from operations	439,205	(464,565)	10,861	(14,411)	639,180	(1,089,436)	2,307	(85,923)	10,815	(14,719)

Contributions and (Withdrawals):
Payments received from policyowners	13,909	105,843	607	661	40,390	14,502	5,370	4,995	—	—
Policyowners’ surrenders	(406,825)	(989,844)	—	—	(211,547)	(261,856)	(79,249)	(108,881)	(22,939)	—
Policyowners’ annuity and death benefits	(56,956)	(189,548)	—	(64,859)	(42,334)	(56,125)	(93,096)	—	(4,276)	—
Net transfers from (to) Fixed Account	(123,192)	(153,785)	—	—	8,719	(39,160)	14,892	45,035	4,737	—
Transfers between Investment Divisions	31,645	103,467	80,979	(4,198)	281,114	35,391	5,613	25,976	33,972	17,611

Net contributions and (withdrawals)	(541,419)	(1,123,867)	81,586	(68,396)	76,342	(307,248)	(146,470)	(32,875)	11,494	17,611

Increase (decrease) in net assets	(102,214)	(1,588,432)	92,447	(82,807)	715,522	(1,396,684)	(144,163)	(118,798)	22,309	2,892
NET ASSETS:
Beginning of period	5,216,259	6,804,691	48,896	131,703	1,490,755	2,887,439	519,607	638,405	83,059	80,167

End of period	$5,114,045	$5,216,259	$141,343	$48,896	$2,206,277	$1,490,755	$375,444	$519,607	$105,368	$83,059

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2		Fidelity® VIP Mid Cap Portfolio— Service Class 2		Franklin Templeton Aggressive Model Portfolio— Class II		Franklin Templeton Conservative Model Portfolio— Class II		Franklin Templeton Moderate Model Portfolio— Class II
	2023	2022 (a)	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$462	$74	$(24,730)	$(31,533)	$(949)	$2,018	$589	$436	$5,694	$12,468
Net realized gain (loss) on investments	(241)	(2)	49,540	(8,035)	(1,721)	(1,747)	(1,767)	(242)	(9,226)	(2,231)
Realized gain distribution received	—	—	72,328	206,900	1,112	7,021	—	68	3,881	9,018
Change in unrealized appreciation (depreciation) on investments	384	(181)	231,835	(741,246)	33,901	(53,759)	3,514	(5,812)	122,866	(211,727)

Net increase (decrease) in net assets resulting from operations	605	(109)	328,973	(573,914)	32,343	(46,467)	2,336	(5,550)	123,215	(192,472)

Contributions and (Withdrawals):
Payments received from policyowners	—	—	5,424	7,215	10,780	3,017	—	—	150	137
Policyowners’ surrenders	(6,061)	(535)	(337,021)	(182,089)	—	—	(260)	(523)	(85,898)	—
Policyowners’ annuity and death benefits	—	—	(87,493)	(39,282)	—	—	—	—	—	—
Net transfers from (to) Fixed Account	5,309	—	(38,336)	(27,364)	(66,710)	(9,632)	(12,267)	—	—	—
Transfers between Investment Divisions	23,185	5,543	7,113	5,603	3,018	64,241	2,444	7,978	230,975	4,768

Net contributions and (withdrawals)	22,433	5,008	(450,313)	(235,917)	(52,912)	57,626	(10,083)	7,455	145,227	4,905

Increase (decrease) in net assets	23,038	4,899	(121,340)	(809,831)	(20,569)	11,159	(7,747)	1,905	268,442	(187,567)
NET ASSETS:
Beginning of period	4,899	—	2,754,637	3,564,468	205,225	194,066	39,006	37,101	985,893	1,173,460

End of period	$27,937	$4,899	$2,633,297	$2,754,637	$184,656	$205,225	$31,259	$39,006	$1,254,335	$985,893

(a) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Franklin Templeton Moderately Aggressive Model Portfolio— Class II		Franklin Templeton Moderately Conservative Model Portfolio— Class II		Invesco V.I. EQV International Equity Fund— Series II Shares		Invesco V.I. Main Street Small Cap Fund®— Series II Shares		Janus Henderson Enterprise Portfolio— Service Shares
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(109)	$983	$3,716	$1,805	$(2,978)	$296	$(58)	$(244)	$(4,627)	$(4,944)
Net realized gain (loss) on investments	29	127	(1,080)	3,427	(7,287)	(3,406)	(3,405)	(2,806)	(9,358)	(7,967)
Realized gain distribution received	321	1,521	—	510	179	25,543	—	2,394	28,741	73,469
Change in unrealized appreciation (depreciation) on investments	10,018	(15,296)	17,255	(34,926)	46,201	(74,936)	7,680	(4,408)	41,961	(144,427)

Net increase (decrease) in net assets resulting from operations	10,259	(12,665)	19,891	(29,184)	36,115	(52,503)	4,217	(5,064)	56,717	(83,869)

Contributions and (Withdrawals):
Payments received from policyowners	300	538	4,799	4,800	376	378	—	—	329	242
Policyowners’ surrenders	(30,754)	—	(7,542)	(93,156)	(5,399)	(8,081)	(2,621)	(176)	(16,719)	(3,909)
Policyowners’ annuity and death benefits	—	—	—	—	—	(11,818)	(2,149)	—	(9,935)	—
Net transfers from (to) Fixed Account	—	—	—	—	(5,006)	(247)	235	(8,721)	1,153	(42,343)
Transfers between Investment Divisions	14,503	32,412	82,239	70,599	10,621	12,717	30,791	8,735	2,159	8,202

Net contributions and (withdrawals)	(15,951)	32,950	79,496	(17,757)	592	(7,051)	26,256	(162)	(23,013)	(37,808)

Increase (decrease) in net assets	(5,692)	20,285	99,387	(46,941)	36,707	(59,554)	30,473	(5,226)	33,704	(121,677)
NET ASSETS:
Beginning of period	85,305	65,020	169,730	216,671	220,351	279,905	18,993	24,219	367,529	489,206

End of period	$79,613	$85,305	$269,117	$169,730	$257,058	$220,351	$49,466	$18,993	$401,233	$367,529

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Janus Henderson Global Research Portfolio— Institutional Shares		MFS® International Intrinsic Value Portfolio— Service Class		MFS® Investors Trust Series— Initial Class		MFS® Mid Cap Value Portfolio— Service Class		MFS® Research Series— Initial Class
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(34,727)	$(22,071)	$(1,312)	$(1,242)	$(3,961)	$(4,851)	$245	$(1,132)	$(6,429)	$(6,999)
Net realized gain (loss) on investments	1,109,324	459,692	1,366	712	31,273	31,708	(8,097)	7,581	2,852	21,209
Realized gain distribution received	235,714	933,888	11,123	7,426	34,928	95,778	5,519	20,610	43,909	107,947
Change in unrealized appreciation (depreciation) on investments	439,096	(3,464,687)	11,712	(55,421)	40,163	(278,905)	16,902	(54,283)	113,880	(306,785)

Net increase (decrease) in net assets resulting from operations	1,749,407	(2,093,178)	22,889	(48,525)	102,403	(156,270)	14,569	(27,224)	154,212	(184,628)

Contributions and (Withdrawals):
Payments received from policyowners	53,984	127,679	—	16,560	1,185	22,291	149	4,550	1,199	17,805
Policyowners’ surrenders	(610,131)	(331,891)	(13,033)	(17,780)	(117,450)	(34,474)	(20,245)	(12,771)	(50,814)	(49,567)
Policyowners’ annuity and death benefits	(1,356,902)	(243,466)	(3,283)	—	(15,302)	(12,312)	(2,076)	—	(12,278)	(15,073)
Net transfers from (to) Fixed Account	(63,486)	(56,731)	221	(846)	—	(65,636)	225	—	45	(25,797)
Transfers between Investment Divisions	(244,070)	36,221	(7,471)	5,229	(91,047)	23,524	(46,816)	(32,395)	(4,452)	(2,368)

Net contributions and (withdrawals)	(2,220,605)	(468,188)	(23,566)	3,163	(222,614)	(66,607)	(68,763)	(40,616)	(66,300)	(75,000)

Increase (decrease) in net assets	(471,198)	(2,561,366)	(677)	(45,362)	(120,211)	(222,877)	(54,194)	(67,840)	87,912	(259,628)
NET ASSETS:
Beginning of period	7,850,721	10,412,087	151,887	197,249	699,501	922,378	207,837	275,677	783,971	1,043,599

End of period	$7,379,523	$7,850,721	$151,210	$151,887	$579,290	$699,501	$153,643	$207,837	$871,883	$783,971

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II		Neuberger Berman AMT Mid Cap Growth Portfolio— Class S		PIMCO VIT Income Portfolio— Advisor Class		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class		PIMCO VIT Low Duration Portfolio— Advisor Class
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,758	$(936)	$(12,562)	$(15,550)	$3,909	$1,137	$2,944	$108	$1,945	$259
Net realized gain (loss) on investments	(30,285)	(11,624)	(49,827)	(1,137)	(514)	(42)	(11,264)	(21,920)	(2,279)	(488)
Realized gain distribution received	—	67,029	—	234,131	—	3	7,017	160	—	—
Change in unrealized appreciation (depreciation) on investments	58,191	(158,086)	211,882	(678,119)	3,923	(4,806)	19,137	(26,524)	3,248	(5,621)

Net increase (decrease) in net assets resulting from operations	29,664	(103,617)	149,493	(460,675)	7,318	(3,708)	17,834	(48,176)	2,914	(5,850)

Contributions and (Withdrawals):
Payments received from policyowners	121	121	7,602	17,988	179	105	1,199	1,276	—	—
Policyowners’ surrenders	(36,767)	(5,187)	(118,804)	(178,658)	(2,531)	—	(30,423)	(79,817)	(23,179)	(4,167)
Policyowners’ annuity and death benefits	—	—	(46,819)	(7,502)	—	—	(14,693)	(40,225)	—	(56)
Net transfers from (to) Fixed Account	—	—	5,011	(2,852)	119	—	575	(13,649)	—	—
Transfers between Investment Divisions	2,915	(18,937)	57,226	25,845	41,585	47,341	(3,023)	(46,107)	13,309	17,709

Net contributions and (withdrawals)	(33,731)	(24,003)	(95,784)	(145,179)	39,352	47,446	(46,365)	(178,522)	(9,870)	13,486

Increase (decrease) in net assets	(4,067)	(127,620)	53,709	(605,854)	46,670	43,738	(28,531)	(226,698)	(6,956)	7,636
NET ASSETS:
Beginning of period	250,570	378,190	977,180	1,583,034	88,237	44,499	258,324	485,022	89,352	81,716

End of period	$246,503	$250,570	$1,030,889	$977,180	$134,907	$88,237	$229,793	$258,324	$82,396	$89,352

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	PIMCO VIT Total Return Portfolio— Advisor Class
	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$10,257	$6,649
Net realized gain (loss) on investments	(15,263)	(29,500)
Realized gain distribution received	—	—
Change in unrealized appreciation (depreciation) on investments	27,433	(78,259)

Net increase (decrease) in net assets resulting from operations	22,427	(101,110)

Contributions and (Withdrawals):
Payments received from policyowners	1,378	24,606
Policyowners’ surrenders	(24,188)	(38,516)
Policyowners’ annuity and death benefits	(24,368)	(39,815)
Net transfers from (to) Fixed Account	523	(27,756)
Transfers between Investment Divisions	25,620	(122,962)

Net contributions and (withdrawals)	(21,035)	(204,443)

Increase (decrease) in net assets	1,392	(305,553)
NET ASSETS:
Beginning of period	487,438	792,991

End of period	$488,830	$487,438

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities

As of December 31, 2023

	MainStay VP American Century Sustainable Equity— Initial Class	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP CBRE Global Infrastructure— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Equity Allocation— Service Class
ASSETS:
Investment at net asset value	$7,422,199	$3,928,402	$4,440,878	$2,443,373	$105,334	$5,919,892	$24,019,744	$3,740,745
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	243	18	(11,876)	13	—	(10,369)	(13,213)	(28,661)
Net receivable from (payable to) the Fund for shares sold or purchased	22	122	12,035	74	3	10,580	14,070	28,795
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	245	129	147	80	3	195	791	124
Administrative charges	20	11	12	7	—	16	66	10

Total net assets	$7,422,199	$3,928,402	$4,440,878	$2,443,373	$105,334	$5,919,892	$24,019,744	$3,740,745

Total shares outstanding	830,186	297,954	359,079	351,276	15,128	602,920	1,448,823	405,554

Net asset value per share (NAV)	$8.94	$13.18	$12.37	$6.96	$6.96	$9.82	$16.58	$9.22

Total units outstanding	266,621	162,188	187,140	295,642	15,385	315,899	691,834	151,479

Variable accumulation unit value	$27.84	$24.23	$23.73	$8.26	$6.85	$18.74	$34.72	$24.59

Identified cost of investment	$8,714,168	$4,129,442	$5,160,313	$2,965,595	$101,633	$6,561,074	$21,393,146	$4,193,499

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class
ASSETS:
Investment at net asset value	$10,752,250	$4,506,989	$8,389,969	$26,421,657	$474,413	$31,002,029	$12,185,611	$3,041,199
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	731	—	—	(10,994)	—	(26,827)	38	(5,539)
Net receivable from (payable to) the Fund for shares sold or purchased	(347)	160	300	11,937	17	27,934	398	5,647
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	354	148	277	870	16	1,022	402	100
Administrative charges	30	12	23	73	1	85	34	8

Total net assets	$10,752,250	$4,506,989	$8,389,969	$26,421,657	$474,413	$31,002,029	$12,185,611	$3,041,199

Total shares outstanding	1,007,671	524,520	871,350	1,813,441	56,321	2,188,821	821,017	314,450

Net asset value per share (NAV)	$10.67	$8.59	$9.63	$14.57	$8.42	$14.16	$14.84	$9.67

Total units outstanding	529,289	293,029	349,411	520,770	57,923	1,315,561	196,736	143,153

Variable accumulation unit value	$20.31	$15.40	$24.01	$50.74	$8.19	$23.57	$61.94	$21.25

Identified cost of investment	$11,467,131	$4,559,878	$9,226,212	$28,913,270	$478,761	$27,929,259	$11,784,795	$3,400,790

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay Strategic Bond— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Natural Resources— Initial Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP PineStone International Equity— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP Small Cap Growth— Initial Class
ASSETS:
Investment at net asset value	$27,149,254	$1,854,724	$10,316,940	$3,740,011	$866,721	$4,495,347	$84,210,260	$5,804,266
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(11,755)	—	(13,643)	44	(2,630)	(28,017)	(69,697)	46
Net receivable from (payable to) the Fund for shares sold or purchased	12,722	66	14,011	90	2,661	28,178	72,708	163
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	893	61	340	124	29	149	2,779	193
Administrative charges	74	5	28	10	2	12	232	16

Total net assets	$27,149,254	$1,854,724	$10,316,940	$3,740,011	$866,721	$4,495,347	$84,210,260	$5,804,266

Total shares outstanding	2,991,620	194,863	1,087,642	312,415	111,799	419,029	986,517	538,489

Net asset value per share (NAV)	$9.08	$9.52	$9.49	$11.97	$7.75	$10.73	$85.36	$10.78

Total units outstanding	512,958	147,117	485,615	328,763	86,468	136,375	688,544	250,410

Variable accumulation unit value	$52.93	$12.61	$21.24	$11.38	$10.02	$32.97	$122.32	$23.18

Identified cost of investment	$28,659,547	$1,916,200	$11,420,568	$2,630,339	$1,015,236	$5,867,701	$41,826,652	$6,437,843

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MainStay VP Small Cap Growth— Service Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	AB VPS Relative Value Portfolio— Class B
ASSETS:
Investment at net asset value	$865,985	$5,398,960	$57,913,993	$7,401,269	$3,418,832	$32,659,531	$12,103,947	$8,494
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(5,033)	(29,121)	(8,691)	(12)	30	(11,699)	—
Net receivable from (payable to) the Fund for shares sold or purchased	31	5,226	31,192	8,956	135	1,136	12,132	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	29	178	1,912	245	114	1,076	400	—
Administrative charges	2	15	159	20	9	90	33	—

Total net assets	$865,985	$5,398,960	$57,913,993	$7,401,269	$3,418,832	$32,659,531	$12,103,947	$8,494

Total shares outstanding	84,946	5,398,419	2,369,203	878,280	394,093	1,241,708	463,678	295

Net asset value per share (NAV)	$10.19	$1.00	$24.44	$8.43	$8.68	$26.30	$26.10	$28.78

Total units outstanding	42,085	4,086,021	785,161	170,123	302,229	323,368	170,279	769

Variable accumulation unit value	$20.58	$1.32	$73.77	$43.51	$11.31	$101.01	$71.09	$11.04

Identified cost of investment	$1,065,690	$5,398,959	$60,195,498	$8,829,629	$3,736,974	$30,885,164	$11,389,888	$8,497

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS The Bond Fund of America®— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	American Funds IS Washington Mutual Investors FundSM— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III
ASSETS:
Investment at net asset value	$2,392,251	$10,179	$207,058	$952,681	$633,627	$1,298,177	$1,744,780	$916,005
Dividends due and accrued	—	—	—	—	—	—	—	4,742
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	(3,086)	(5,042)	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	86	—	8	35	3,109	5,089	62	(4,709)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	79	—	7	32	21	43	57	30
Administrative charges	7	—	1	3	2	4	5	3

Total net assets	$2,392,251	$10,179	$207,058	$952,681	$633,627	$1,298,177	$1,744,780	$916,005

Total shares outstanding	102,496	1,089	11,859	9,955	25,396	92,331	133,905	133,226

Net asset value per share (NAV)	$23.34	$9.35	$17.46	$95.70	$24.95	$14.06	$13.03	$6.84

Total units outstanding	175,252	1,032	14,859	43,596	46,253	81,327	115,312	71,013

Variable accumulation unit value	$13.65	$9.86	$13.93	$21.85	$13.70	$15.96	$15.13	$12.91

Identified cost of investment	$2,460,184	$10,199	$265,358	$921,338	$650,852	$1,220,960	$1,942,471	$949,534

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Intermediate Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class
ASSETS:
Investment at net asset value	$5,799,518	$9,889	$79,205	$37,473	$190,034	$3,672	$1,710,300	$218,952
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	20	—	(3,967)	—	(2,468)	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	188	—	3,970	1	2,475	—	62	8
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	192	—	3	1	6	—	57	7
Administrative charges	16	—	—	—	1	—	5	1

Total net assets	$5,799,518	$9,889	$79,205	$37,473	$190,034	$3,672	$1,710,300	$218,952

Total shares outstanding	207,052	224	1,374	10,211	24,208	430	133,513	5,741

Net asset value per share (NAV)	$28.01	$44.07	$57.63	$3.67	$7.85	$8.55	$12.81	$38.14

Total units outstanding	117,449	885	4,134	3,638	18,026	378	47,406	17,126

Variable accumulation unit value	$49.37	$11.18	$19.16	$10.30	$10.54	$9.71	$36.07	$12.78

Identified cost of investment	$5,425,044	$9,057	$76,004	$51,811	$214,673	$3,440	$1,792,581	$226,847

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2
ASSETS:
Investment at net asset value	$367,974	$210,775	$46,079,213	$161,263	$11,050,053	$352,334	$4,829,024	$741,567
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(5,733)	—	(14,800)	—	(3,647)	—	30	—
Net receivable from (payable to) the Fund for shares sold or purchased	5,746	8	16,447	5	4,041	13	143	26
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	12	7	1,520	5	364	12	160	24
Administrative charges	1	1	127	—	30	1	13	2

Total net assets	$367,974	$210,775	$46,079,213	$161,263	$11,050,053	$352,334	$4,829,024	$741,567

Total shares outstanding	28,929	21,887	947,547	15,242	444,670	36,323	83,273	21,836

Net asset value per share (NAV)	$12.72	$9.63	$48.63	$10.58	$24.85	$9.70	$57.99	$33.96

Total units outstanding	31,351	24,637	454,671	14,506	206,248	27,461	128,231	52,284

Variable accumulation unit value	$11.74	$8.55	$101.36	$11.12	$53.58	$12.83	$37.66	$14.18

Identified cost of investment	$373,857	$236,523	$34,916,130	$198,502	$10,112,685	$345,341	$5,038,744	$776,263

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Franklin Templeton Aggressive Model Portfolio— Class II	Franklin Templeton Conservative Model Portfolio— Class II	Franklin Templeton Moderate Model Portfolio— Class II	Franklin Templeton Moderately Aggressive Model Portfolio— Class II	Franklin Templeton Moderately Conservative Model Portfolio— Class II
ASSETS:
Investment at net asset value	$57,686	$6,938	$5,706,397	$567,361	$911,456	$2,520,968	$827,136	$1,359,203
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	47	—	—	—	20	—
Net receivable from (payable to) the Fund for shares sold or purchased	2	—	158	21	33	90	9	49
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2	—	189	19	30	83	27	45
Administrative charges	—	—	16	2	3	7	2	4

Total net assets	$57,686	$6,938	$5,706,397	$567,361	$911,456	$2,520,968	$827,136	$1,359,203

Total shares outstanding	5,463	641	164,497	42,595	94,746	219,788	67,138	126,438

Net asset value per share (NAV)	$10.56	$10.82	$34.69	$13.32	$9.62	$11.47	$12.32	$10.75

Total units outstanding	4,944	695	105,858	39,036	88,075	206,330	62,843	118,525

Variable accumulation unit value	$11.67	$9.99	$53.91	$14.53	$10.35	$12.22	$13.16	$11.47

Identified cost of investment	$60,223	$6,952	$5,496,914	$535,170	$922,329	$2,504,373	$796,580	$1,375,976

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Invesco V.I. EQV International Equity Fund— Series II Shares	Invesco V.I. Main Street Small Cap Fund®— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research International Portfolio— Service Class
ASSETS:
Investment at net asset value	$241,494	$166,624	$746,180	$17,904,019	$437,911	$1,476,839	$556,220	$—
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	13	(3,026)	(12,346)	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	9	6	27	626	3,041	12,399	20	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	8	6	25	590	14	49	18	—
Administrative charges	1	—	2	49	1	4	2	—

Total net assets	$241,494	$166,624	$746,180	$17,904,019	$437,911	$1,476,839	$556,220	$—

Total shares outstanding	7,215	6,335	10,914	293,028	15,189	41,035	57,461	—

Net asset value per share (NAV)	$33.47	$26.30	$68.37	$61.10	$28.83	$35.99	$9.68	$—

Total units outstanding	18,825	9,344	42,949	391,427	30,992	38,277	31,754	—

Variable accumulation unit value	$12.83	$17.83	$17.37	$45.75	$14.13	$38.51	$17.52	$—

Identified cost of investment	$240,053	$152,568	$788,260	$12,145,337	$455,435	$1,310,467	$545,354	$—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class	Western Asset Core Plus VIT Portfolio— Class II
ASSETS:
Investment at net asset value	$1,134,176	$312,551	$2,349,979	$628,072	$723,217	$186,523	$1,037,474	$9,448
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(16,361)	—	—	—	—	(15,004)	(3,422)	—
Net receivable from (payable to) the Fund for shares sold or purchased	16,402	11	84	23	26	15,012	3,459	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	38	10	78	21	24	7	34	—
Administrative charges	3	1	6	2	2	1	3	—

Total net assets	$1,134,176	$312,551	$2,349,979	$628,072	$723,217	$186,523	$1,037,474	$9,448

Total shares outstanding	35,476	21,645	102,530	63,123	73,572	19,430	113,015	1,905

Net asset value per share (NAV)	$31.97	$14.44	$22.92	$9.95	$9.83	$9.60	$9.18	$4.96

Total units outstanding	25,737	26,130	51,716	57,800	63,373	19,311	102,180	951

Variable accumulation unit value	$44.08	$11.96	$45.44	$10.87	$11.41	$9.66	$10.15	$9.94

Identified cost of investment	$1,035,209	$344,580	$2,675,013	$633,491	$792,316	$186,893	$1,192,690	$9,069

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations

For the year ended December 31, 2023

	MainStay VP American Century Sustainable Equity— Initial Class	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP CBRE Global Infrastructure— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Equity Allocation— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$93,001	$66,898	$129,144	$42,578	$1,571	$161,048	$630,085	$190,714
Mortality and expense risk charges	(86,081)	(50,553)	(56,795)	(29,419)	(1,226)	(73,774)	(286,193)	(44,761)
Administrative charges	(8,014)	(4,452)	(5,778)	(3,014)	(114)	(7,092)	(28,765)	(4,153)

Net investment income (loss)	(1,094)	11,893	66,571	10,145	231	80,182	315,127	141,800

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,326,298	1,417,503	928,613	233,067	13,941	1,328,748	3,572,046	672,018
Cost of investments sold	(1,455,654)	(1,640,255)	(1,100,414)	(324,531)	(12,810)	(1,460,773)	(3,534,862)	(744,410)

Net realized gain (loss) on investments	(129,356)	(222,752)	(171,801)	(91,464)	1,131	(132,025)	37,184	(72,392)
Realized gain distribution received	2,371,431	—	—	—	—	200,267	1,508,801	356,134
Change in unrealized appreciation (depreciation) on investments	(762,890)	437,547	290,220	221,761	1,270	362,158	(226,285)	114,746

Net gain (loss) on investments	1,479,185	214,795	118,419	130,297	2,401	430,400	1,319,700	398,488

Net increase (decrease) in net assets resulting from operations	$1,478,091	$226,688	$184,990	$140,442	$2,632	$510,582	$1,634,827	$540,288

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2023

	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$192,548	$329,522	$306,287	$880,190	$21,414	$428,639	$266,534	$74,205
Mortality and expense risk charges	(136,253)	(49,166)	(97,898)	(320,903)	(5,958)	(372,476)	(149,394)	(39,212)
Administrative charges	(12,369)	(4,421)	(8,995)	(33,123)	(523)	(38,179)	(13,701)	(4,468)

Net investment income (loss)	43,926	275,935	199,394	526,164	14,933	17,984	103,439	30,525

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,170,428	649,212	1,267,192	4,194,415	128,510	5,390,311	2,119,946	608,509
Cost of investments sold	(1,952,918)	(696,963)	(1,456,890)	(5,155,198)	(129,432)	(3,925,125)	(1,783,838)	(710,393)

Net realized gain (loss) on investments	217,510	(47,751)	(189,698)	(960,783)	(922)	1,465,186	336,108	(101,884)
Realized gain distribution received	1,562,112	—	553,644	—	—	1,147,163	—	—
Change in unrealized appreciation (depreciation) on investments	(2,252,144)	167,606	486,326	2,592,567	26,796	1,466,763	448,912	180,195

Net gain (loss) on investments	(472,522)	119,855	850,272	1,631,784	25,874	4,079,112	785,020	78,311

Net increase (decrease) in net assets resulting from operations	$(428,596)	$395,790	$1,049,666	$2,157,948	$40,807	$4,097,096	$888,459	$108,836

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2023

	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay Strategic Bond— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Natural Resources— Initial Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP PineStone International Equity— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP Small Cap Growth— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,559,253	$86,591	$294,289	$89,911	$73,278	$—	$1,097,977	$—
Mortality and expense risk charges	(328,177)	(21,827)	(124,551)	(52,685)	(11,511)	(55,724)	(959,378)	(67,157)
Administrative charges	(32,134)	(1,937)	(11,307)	(5,222)	(995)	(5,141)	(95,458)	(6,860)

Net investment income (loss)	1,198,942	62,827	158,431	32,004	60,772	(60,865)	43,141	(74,017)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,209,718	208,830	1,924,927	1,531,720	324,448	591,155	10,282,406	500,711
Cost of investments sold	(4,774,956)	(224,137)	(2,144,058)	(789,623)	(337,548)	(755,760)	(3,529,204)	(518,567)

Net realized gain (loss) on investments	(565,238)	(15,307)	(219,131)	742,097	(13,100)	(164,605)	6,753,202	(17,856)
Realized gain distribution received	—	—	468,211	—	—	—	1,211,846	20,138
Change in unrealized appreciation (depreciation) on investments	2,072,312	98,429	703,780	(730,492)	(27,872)	341,152	9,506,047	809,737

Net gain (loss) on investments	1,507,074	83,122	952,860	11,605	(40,972)	176,547	17,471,095	812,019

Net increase (decrease) in net assets resulting from operations	$2,706,016	$145,949	$1,111,291	$43,609	$19,800	$115,682	$17,514,236	$738,002

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2023

	MainStay VP Small Cap Growth— Service Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	AB VPS Relative Value Portfolio— Class B
INVESTMENT INCOME (LOSS):
Dividend income	$—	$276,020	$—	$8,144	$27,527	$297,799	$—	$103
Mortality and expense risk charges	(9,649)	(70,747)	(635,202)	(89,091)	(39,809)	(371,234)	(129,875)	(125)
Administrative charges	(850)	(8,000)	(70,593)	(7,979)	(3,740)	(37,309)	(12,544)	(10)

Net investment income (loss)	(10,499)	197,273	(705,795)	(88,926)	(16,022)	(110,744)	(142,419)	(32)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	172,406	3,203,201	6,353,146	1,380,662	579,162	3,799,905	1,952,866	6,613
Cost of investments sold	(242,531)	(3,203,201)	(8,456,658)	(2,285,019)	(831,107)	(3,468,941)	(2,022,495)	(7,549)

Net realized gain (loss) on investments	(70,125)	—	(2,103,512)	(904,357)	(251,945)	330,964	(69,629)	(936)
Realized gain distribution received	3,181	—	—	—	—	—	407,156	652
Change in unrealized appreciation (depreciation) on investments	187,469	—	19,228,127	1,849,251	649,381	6,182,665	3,574,550	969

Net gain (loss) on investments	120,525	—	17,124,615	944,894	397,436	6,513,629	3,912,077	685

Net increase (decrease) in net assets resulting from operations	$110,026	$197,273	$16,418,820	$855,968	$381,414	$6,402,885	$3,769,658	$653

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2023

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS The Bond Fund of America®— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	American Funds IS Washington Mutual Investors FundSM— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III
INVESTMENT INCOME (LOSS):
Dividend income	$45,927	$309	$56	$1,735	$7,741	$20,914	$42,211	$60,361
Mortality and expense risk charges	(27,557)	(76)	(2,520)	(11,480)	(8,209)	(14,638)	(21,280)	(11,494)
Administrative charges	(2,342)	(7)	(214)	(979)	(693)	(1,240)	(1,847)	(976)

Net investment income (loss)	16,028	226	(2,678)	(10,724)	(1,161)	5,036	19,084	47,891

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	269,697	83	43,099	386,156	228,295	256,089	360,732	324,071
Cost of investments sold	(277,979)	(86)	(62,399)	(428,026)	(226,960)	(240,283)	(384,551)	(356,687)

Net realized gain (loss) on investments	(8,282)	(3)	(19,300)	(41,870)	1,335	15,806	(23,819)	(32,616)
Realized gain distribution received	91,619	—	2,732	61,075	—	11,801	—	—
Change in unrealized appreciation (depreciation) on investments	174,126	(21)	45,655	274,468	88,356	146,047	187,731	85,502

Net gain (loss) on investments	257,463	(24)	29,087	293,673	89,691	173,654	163,912	52,886

Net increase (decrease) in net assets resulting from operations	$273,491	$202	$26,409	$282,949	$88,530	$178,690	$182,996	$100,777

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2023

	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Intermediate Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$35	$571	$8,624	$10,072	$—	$5,419	$1,218
Mortality and expense risk charges	(59,378)	(82)	(1,006)	(472)	(2,301)	(6)	(16,251)	(2,382)
Administrative charges	(5,284)	(7)	(84)	(39)	(200)	(1)	(1,404)	(213)

Net investment income (loss)	(64,662)	(54)	(519)	8,113	7,571	(7)	(12,236)	(1,377)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,025,873	484	56,593	1,296	32,361	6	279,043	71,999
Cost of investments sold	(1,145,899)	(542)	(50,641)	(1,895)	(40,087)	(6)	(355,869)	(70,513)

Net realized gain (loss) on investments	(120,026)	(58)	5,952	(599)	(7,726)	—	(76,826)	1,486
Realized gain distribution received	—	785	2,231	—	—	—	92,316	8,162
Change in unrealized appreciation (depreciation) on investments	2,391,929	735	5,828	(10,945)	15,875	232	263,324	10,250

Net gain (loss) on investments	2,271,903	1,462	14,011	(11,544)	8,149	232	278,814	19,898

Net increase (decrease) in net assets resulting from operations	$2,207,241	$1,408	$13,492	$(3,431)	$15,720	$225	$266,578	$18,521

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2023

	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$23,829	$4,566	$204,817	$3,135	$203,974	$7,494	$—	$—
Mortality and expense risk charges	(4,542)	(2,425)	(506,611)	(1,950)	(135,805)	(3,214)	(49,404)	(9,677)
Administrative charges	(389)	(207)	(49,714)	(170)	(13,586)	(268)	(4,193)	(829)

Net investment income (loss)	18,898	1,934	(351,508)	1,015	54,583	4,012	(53,597)	(10,506)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	54,132	55,736	5,766,961	70,083	2,452,342	61,379	930,572	319,697
Cost of investments sold	(54,125)	(66,409)	(4,694,696)	(102,097)	(2,171,713)	(76,567)	(883,130)	(370,682)

Net realized gain (loss) on investments	7	(10,673)	1,072,265	(32,014)	280,629	(15,188)	47,442	(50,985)
Realized gain distribution received	3,378	—	1,497,106	—	306,174	—	—	—
Change in unrealized appreciation (depreciation) on investments	(6,519)	17,319	9,387,764	45,541	332,009	40,545	1,483,012	80,881

Net gain (loss) on investments	(3,134)	6,646	11,957,135	13,527	918,812	25,357	1,530,454	29,896

Net increase (decrease) in net assets resulting from operations	$15,764	$8,580	$11,605,627	$14,542	$973,395	$29,369	$1,476,857	$19,390

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2023

	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Franklin Templeton Aggressive Model Portfolio— Class II	Franklin Templeton Conservative Model Portfolio— Class II	Franklin Templeton Moderate Model Portfolio— Class II	Franklin Templeton Moderately Aggressive Model Portfolio— Class II	Franklin Templeton Moderately Conservative Model Portfolio— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$1,455	$168	$20,848	$5,015	$28,504	$41,486	$10,249	$33,105
Mortality and expense risk charges	(653)	(90)	(68,127)	(6,115)	(8,997)	(22,996)	(11,139)	(14,715)
Administrative charges	(54)	(9)	(6,095)	(605)	(750)	(1,976)	(958)	(1,266)

Net investment income (loss)	748	69	(53,374)	(1,705)	18,757	16,514	(1,848)	17,124

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,295	2,855	988,773	25,138	61,847	66,311	278,619	378,124
Cost of investments sold	(6,346)	(2,925)	(912,242)	(24,260)	(69,220)	(71,754)	(312,369)	(407,373)

Net realized gain (loss) on investments	(51)	(70)	76,531	878	(7,373)	(5,443)	(33,750)	(29,249)
Realized gain distribution received	—	—	156,651	2,632	—	7,021	3,882	—
Change in unrealized appreciation (depreciation) on investments	6,679	(14)	525,303	74,857	47,941	208,339	151,290	124,168

Net gain (loss) on investments	6,628	(84)	758,485	78,367	40,568	209,917	121,422	94,919

Net increase (decrease) in net assets resulting from operations	$7,376	$(15)	$705,111	$76,662	$59,325	$226,431	$119,574	$112,043

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2023

	Invesco V.I. EQV International Equity Fund— Series II Shares	Invesco V.I. Main Street Small Cap Fund®— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research International Portfolio— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$1,533	$654	$153,784	$2,054	$12,420	$7,357	$—
Mortality and expense risk charges	(3,665)	(2,487)	(9,309)	(198,263)	(5,165)	(20,346)	(5,951)	(2)
Administrative charges	(322)	(224)	(808)	(21,367)	(438)	(1,837)	(526)	—

Net investment income (loss)	(3,987)	(1,178)	(9,463)	(65,846)	(3,549)	(9,763)	880	(2)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	198,220	165,444	261,676	1,495,052	226,281	565,109	190,173	4,301
Cost of investments sold	(240,452)	(206,697)	(285,782)	(878,010)	(231,414)	(438,619)	(183,717)	(4,144)

Net realized gain (loss) on investments	(42,232)	(41,253)	(24,106)	617,042	(5,133)	126,490	6,456	157
Realized gain distribution received	201	—	58,078	468,159	32,889	95,578	16,359	—
Change in unrealized appreciation (depreciation) on investments	89,697	69,796	90,066	2,696,658	42,374	51,140	30,979	125

Net gain (loss) on investments	47,666	28,543	124,038	3,781,859	70,130	273,208	53,794	282

Net increase (decrease) in net assets resulting from operations	$43,679	$27,365	$114,575	$3,716,013	$66,581	$263,445	$54,674	$280

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2023

	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class	Western Asset Core Plus VIT Portfolio— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$5,465	$8,533	$—	$25,738	$18,493	$7,522	$36,834	$322
Mortality and expense risk charges	(13,204)	(4,841)	(25,634)	(5,927)	(8,943)	(2,579)	(12,744)	(27)
Administrative charges	(1,366)	(478)	(2,232)	(499)	(767)	(215)	(1,108)	(2)

Net investment income (loss)	(9,105)	3,214	(27,866)	19,312	8,783	4,728	22,982	293

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	248,160	230,015	440,842	81,046	188,381	45,950	302,243	28
Cost of investments sold	(234,395)	(320,129)	(560,754)	(91,473)	(212,642)	(48,775)	(389,335)	(28)

Net realized gain (loss) on investments	13,765	(90,114)	(119,912)	(10,427)	(24,261)	(2,825)	(87,092)	—
Realized gain distribution received	57,757	—	—	—	19,511	—	—	—
Change in unrealized appreciation (depreciation) on investments	143,384	129,036	489,847	26,231	49,001	5,260	107,887	380

Net gain (loss) on investments	214,906	38,922	369,935	15,804	44,251	2,435	20,795	380

Net increase (decrease) in net assets resulting from operations	$205,801	$42,136	$342,069	$35,116	$53,034	$7,163	$43,777	$673

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP American Century Sustainable Equity— Initial Class		MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class		MainStay VP Candriam Emerging Markets Equity— Initial Class		MainStay VP CBRE Global Infrastructure— Service Class
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,094)	$25,603	$11,893	$(23,675)	$66,571	$33,117	$10,145	$(11,194)	$231	$127
Net realized gain (loss) on investments	(129,356)	42,378	(222,752)	21,772	(171,801)	(85,001)	(91,464)	(23,987)	1,131	(5,048)
Realized gain distribution received	2,371,431	823,176	—	899,359	—	—	—	372,896	—	—
Change in unrealized appreciation/ (depreciation) on investments	(762,890)	(1,621,515)	437,547	(1,259,863)	290,220	(971,766)	221,761	(1,396,072)	1,270	(3,328)

Net increase (decrease) in net assets resulting from operations	1,478,091	(730,358)	226,688	(362,407)	184,990	(1,023,650)	140,442	(1,058,357)	2,632	(8,249)

Contributions and (Withdrawals):
Payments received from policyowners	78,658	74,153	128,497	339,587	63,109	65,020	40,126	38,635	2,215	11,615
Policyowners’ surrenders	(936,800)	(466,063)	(983,256)	(348,500)	(826,397)	(510,639)	(193,457)	(144,809)	(12,789)	(267)
Policyowners’ annuity and death benefits	(48,391)	(59,391)	(8,761)	(14,216)	(40,824)	(92,520)	(8,417)	(8,024)	—	—
Net transfers from (to) Fixed Account	(328)	(383,487)	53,195	(122,597)	(1,486)	(111,858)	(1,070)	(57,197)	7,490	—
Transfers between Investment Divisions	(154,988)	(495,710)	(173,666)	191,564	(7,393)	8,180	5,877	76,188	4,171	(14,983)

Net contributions and (withdrawals)	(1,061,849)	(1,330,498)	(983,991)	45,838	(812,991)	(641,817)	(156,941)	(95,207)	1,087	(3,635)

Increase (decrease) in net assets	416,242	(2,060,856)	(757,303)	(316,569)	(628,001)	(1,665,467)	(16,499)	(1,153,564)	3,719	(11,884)
NET ASSETS:
Beginning of period	7,005,957	9,066,813	4,685,705	5,002,274	5,068,879	6,734,346	2,459,872	3,613,436	101,615	113,499

End of period	$7,422,199	$7,005,957	$3,928,402	$4,685,705	$4,440,878	$5,068,879	$2,443,373	$2,459,872	$105,334	$101,615

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Conservative Allocation— Service Class		MainStay VP Epoch U.S. Equity Yield— Initial Class		MainStay VP Equity Allocation— Service Class		MainStay VP Fidelity Institutional AM® Utilities— Service Class		MainStay VP Floating Rate— Service Class
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$80,182	$207,230	$315,127	$201,719	$141,800	$63,724	$43,926	$67,407	$275,935	$124,330
Net realized gain (loss) on investments	(132,025)	17,683	37,184	490,788	(72,392)	21,070	217,510	36,712	(47,751)	(35,555)
Realized gain distribution received	200,267	686,010	1,508,801	586,079	356,134	609,936	1,562,112	678,137	—	—
Change in unrealized appreciation/ (depreciation) on investments	362,158	(2,061,099)	(226,285)	(2,395,593)	114,746	(1,600,036)	(2,252,144)	(262,979)	167,606	(193,155)

Net increase (decrease) in net assets resulting from operations	510,582	(1,150,176)	1,634,827	(1,117,007)	540,288	(905,306)	(428,596)	519,277	395,790	(104,380)

Contributions and (Withdrawals):
Payments received from policyowners	32,755	46,094	235,320	318,662	43,249	41,120	184,838	234,390	95,173	92,287
Policyowners’ surrenders	(868,020)	(653,828)	(2,546,064)	(1,615,231)	(562,621)	(208,487)	(1,387,164)	(1,166,532)	(491,028)	(144,580)
Policyowners’ annuity and death benefits	(99,658)	(180,052)	(182,395)	(310,701)	(64,616)	(2,974)	(116,559)	(139,352)	(18,032)	(26,814)
Net transfers from (to) Fixed Account	(24,339)	(176,776)	(309,826)	(208,526)	(9,495)	20,840	(30,763)	(473,607)	(33,310)	(111,048)
Transfers between Investment Divisions	(119,341)	(118,189)	(245,672)	(189,397)	10,033	2,001	(408,223)	(580,288)	684,448	588,621

Net contributions and (withdrawals)	(1,078,603)	(1,082,751)	(3,048,637)	(2,005,193)	(583,450)	(147,500)	(1,757,871)	(2,125,389)	237,251	398,466

Increase (decrease) in net assets	(568,021)	(2,232,927)	(1,413,810)	(3,122,200)	(43,162)	(1,052,806)	(2,186,467)	(1,606,112)	633,041	294,086
NET ASSETS:
Beginning of period	6,487,913	8,720,840	25,433,554	28,555,754	3,783,907	4,836,713	12,938,717	14,544,829	3,873,948	3,579,862

End of period	$5,919,892	$6,487,913	$24,019,744	$25,433,554	$3,740,745	$3,783,907	$10,752,250	$12,938,717	$4,506,989	$3,873,948

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Growth Allocation— Service Class		MainStay VP Income Builder— Initial Class		MainStay VP IQ Hedge Multi- Strategy— Service Class		MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP MacKay Convertible— Initial Class
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$199,394	$168,851	$526,164	$427,804	$14,933	$1,422	$17,984	$(78,740)	$103,439	$290,408
Net realized gain (loss) on investments	(189,698)	52,601	(960,783)	247,400	(922)	(152)	1,465,186	1,125,751	336,108	332,182
Realized gain distribution received	553,644	1,198,468	—	2,792,191	—	—	1,147,163	2,436,615	—	1,553,748
Change in unrealized appreciation/ (depreciation) on investments	486,326	(3,099,396)	2,592,567	(8,612,629)	26,796	(72,521)	1,466,763	(10,635,610)	448,912	(4,412,384)

Net increase (decrease) in net assets resulting from operations	1,049,666	(1,679,476)	2,157,948	(5,145,234)	40,807	(71,251)	4,097,096	(7,151,984)	888,459	(2,236,046)

Contributions and (Withdrawals):
Payments received from policyowners	184,936	190,076	289,159	325,108	14,138	13,650	390,026	431,837	207,902	264,770
Policyowners’ surrenders	(792,164)	(1,019,036)	(2,764,900)	(2,131,554)	(71,052)	(154,484)	(4,282,189)	(2,190,977)	(1,671,100)	(1,156,118)
Policyowners’ annuity and death benefits	(14,269)	(79,114)	(526,584)	(244,660)	(5,407)	(1,658)	(376,153)	(225,035)	(73,297)	(46,430)
Net transfers from (to) Fixed Account	(70,558)	(70,402)	(113,513)	(511,130)	157	(9,062)	(367,388)	(549,381)	(8,107)	(176,334)
Transfers between Investment Divisions	(259,417)	(78,937)	(491,470)	(113,724)	(45,575)	(8,691)	(65,183)	(359,537)	(83,802)	(407,329)

Net contributions and (withdrawals)	(951,472)	(1,057,413)	(3,607,308)	(2,675,960)	(107,739)	(160,245)	(4,700,887)	(2,893,093)	(1,628,404)	(1,521,441)

Increase (decrease) in net assets	98,194	(2,736,889)	(1,449,360)	(7,821,194)	(66,932)	(231,496)	(603,791)	(10,045,077)	(739,945)	(3,757,487)
NET ASSETS:
Beginning of period	8,291,775	11,028,664	27,871,017	35,692,211	541,345	772,841	31,605,820	41,650,897	12,925,556	16,683,043

End of period	$8,389,969	$8,291,775	$26,421,657	$27,871,017	$474,413	$541,345	$31,002,029	$31,605,820	$12,185,611	$12,925,556

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP MacKay Government— Initial Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class		MainStay VP MacKay Strategic Bond— Service Class		MainStay VP Moderate Allocation— Service Class		MainStay VP Natural Resources— Initial Class
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$30,525	$18,938	$1,198,942	$1,207,623	$62,827	$37,496	$158,431	$242,148	$32,004	$(8,520)
Net realized gain (loss) on investments	(101,884)	(74,161)	(565,238)	(510,020)	(15,307)	(10,531)	(219,131)	50,982	742,097	356,140
Realized gain distribution received	—	—	—	—	—	—	468,211	1,338,223	—	—
Change in unrealized appreciation/ (depreciation) on investments	180,195	(478,206)	2,072,312	(3,867,788)	98,429	(217,447)	703,780	(3,625,962)	(730,492)	928,616

Net increase (decrease) in net assets resulting from operations	108,836	(533,429)	2,706,016	(3,170,185)	145,949	(190,482)	1,111,291	(1,994,609)	43,609	1,276,236

Contributions and (Withdrawals):
Payments received from policyowners	49,085	51,650	292,282	355,105	48,810	32,663	133,733	372,620	134,120	228,222
Policyowners’ surrenders	(487,644)	(369,781)	(3,629,913)	(2,685,649)	(156,580)	(298,833)	(1,356,760)	(1,030,983)	(570,982)	(475,427)
Policyowners’ annuity and death benefits	(32,023)	(48,058)	(213,583)	(279,905)	(21,506)	(9,986)	(96,442)	(169,680)	(60,933)	(7,430)
Net transfers from (to) Fixed Account	(1,844)	(136,953)	(74,087)	(453,964)	(6,853)	(36,644)	(104,585)	(92,001)	(24,724)	(88,525)
Transfers between Investment Divisions	(64,498)	4,103	49,061	(844,830)	112,439	(95,821)	(248,794)	247,910	(759,817)	541,756

Net contributions and (withdrawals)	(536,924)	(499,039)	(3,576,240)	(3,909,243)	(23,690)	(408,621)	(1,672,848)	(672,134)	(1,282,336)	198,596

Increase (decrease) in net assets	(428,088)	(1,032,468)	(870,224)	(7,079,428)	122,259	(599,103)	(561,557)	(2,666,743)	(1,238,727)	1,474,832
NET ASSETS:
Beginning of period	3,469,287	4,501,755	28,019,478	35,098,906	1,732,465	2,331,568	10,878,497	13,545,240	4,978,738	3,503,906

End of period	$3,041,199	$3,469,287	$27,149,254	$28,019,478	$1,854,724	$1,732,465	$10,316,940	$10,878,497	$3,740,011	$4,978,738

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP PIMCO Real Return— Service Class		MainStay VP PineStone International Equity— Initial Class		MainStay VP S&P 500 Index— Initial Class		MainStay VP Small Cap Growth— Initial Class		MainStay VP Small Cap Growth— Service Class
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$60,772	$59,400	$(60,865)	$(55,169)	$43,141	$79,321	$(74,017)	$(81,206)	$(10,499)	$(12,114)
Net realized gain (loss) on investments	(13,100)	21,721	(164,605)	103,624	6,753,202	6,010,298	(17,856)	103,972	(70,125)	(29,381)
Realized gain distribution received	—	—	—	949,049	1,211,846	2,592,923	20,138	1,464,243	3,181	216,019
Change in unrealized appreciation/ (depreciation) on investments	(27,872)	(275,384)	341,152	(2,865,609)	9,506,047	(27,908,851)	809,737	(3,681,132)	187,469	(518,044)

Net increase (decrease) in net assets resulting from operations	19,800	(194,263)	115,682	(1,868,105)	17,514,236	(19,226,309)	738,002	(2,194,123)	110,026	(343,520)

Contributions and (Withdrawals):
Payments received from policyowners	7,807	147,433	111,396	95,958	770,578	1,719,130	75,264	68,970	49,109	15,031
Policyowners’ surrenders	(193,860)	(151,025)	(401,322)	(364,877)	(8,581,725)	(5,569,371)	(425,488)	(393,507)	(86,801)	(43,956)
Policyowners’ annuity and death benefits	(6,003)	(56,130)	(39,918)	(59,861)	(707,297)	(949,120)	(8,430)	(25,591)	—	—
Net transfers from (to) Fixed Account	(17,121)	(96,034)	(25,523)	9,475	(304,304)	(1,164,204)	(18,439)	(48,376)	—	—
Transfers between Investment Divisions	(66,262)	(43,774)	32,950	49,264	130,825	(803,212)	(18,724)	2,868	3,829	(176,581)

Net contributions and (withdrawals)	(275,439)	(199,530)	(322,417)	(270,041)	(8,691,923)	(6,766,777)	(395,817)	(395,636)	(33,863)	(205,506)

Increase (decrease) in net assets	(255,639)	(393,793)	(206,735)	(2,138,146)	8,822,313	(25,993,086)	342,185	(2,589,759)	76,163	(549,026)
NET ASSETS:
Beginning of period	1,122,360	1,516,153	4,702,082	6,840,228	75,387,947	101,381,033	5,462,081	8,051,840	789,822	1,338,848

End of period	$866,721	$1,122,360	$4,495,347	$4,702,082	$84,210,260	$75,387,947	$5,804,266	$5,462,081	$865,985	$789,822

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP U.S. Government Money Market— Initial Class		MainStay VP Wellington Growth— Initial Class		MainStay VP Wellington Mid Cap— Initial Class		MainStay VP Wellington Small Cap— Initial Class		MainStay VP Wellington U.S. Equity— Initial Class
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$197,273	$(733)	$(705,795)	$(749,299)	$(88,926)	$(115,304)	$(16,022)	$(8,806)	$(110,744)	$(225,648)
Net realized gain (loss) on investments	—	—	(2,103,512)	(83,812)	(904,357)	(318,496)	(251,945)	(27,987)	330,964	1,382,408
Realized gain distribution received	—	—	—	16,143,137	—	3,225,357	—	954,566	—	6,141,809
Change in unrealized appreciation/ (depreciation) on investments	—	—	19,228,127	(41,099,753)	1,849,251	(5,148,558)	649,381	(1,919,803)	6,182,665	(15,956,934)

Net increase (decrease) in net assets resulting from operations	197,273	(733)	16,418,820	(25,789,727)	855,968	(2,357,001)	381,414	(1,002,030)	6,402,885	(8,658,365)

Contributions and (Withdrawals):
Payments received from policyowners	86,962	378,954	507,182	525,130	88,512	98,004	96,099	74,916	247,430	432,390
Policyowners’ surrenders	(2,549,946)	(1,558,358)	(5,147,207)	(3,694,310)	(1,002,725)	(734,275)	(358,704)	(210,314)	(2,805,408)	(2,090,622)
Policyowners’ annuity and death benefits	(68,082)	(93,814)	(463,008)	(379,210)	(25,238)	(17,369)	(58,626)	(13,186)	(225,748)	(310,902)
Net transfers from (to) Fixed Account	(128,624)	(203,401)	(74,875)	(573,662)	(34,211)	(291,537)	(4,483)	(54,289)	(63,932)	(231,820)
Transfers between Investment Divisions	885,532	2,092,875	(311,562)	(548,663)	(188,256)	(75,129)	(32,002)	(67,935)	(391,716)	(130,325)

Net contributions and (withdrawals)	(1,774,158)	616,256	(5,489,470)	(4,670,715)	(1,161,918)	(1,020,306)	(357,716)	(270,808)	(3,239,374)	(2,331,279)

Increase (decrease) in net assets	(1,576,885)	615,523	10,929,350	(30,460,442)	(305,950)	(3,377,307)	23,698	(1,272,838)	3,163,511	(10,989,644)
NET ASSETS:
Beginning of period	6,975,845	6,360,322	46,984,643	77,445,085	7,707,219	11,084,526	3,395,134	4,667,972	29,496,020	40,485,664

End of period	$5,398,960	$6,975,845	$57,913,993	$46,984,643	$7,401,269	$7,707,219	$3,418,832	$3,395,134	$32,659,531	$29,496,020

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Winslow Large Cap Growth— Initial Class		AB VPS Relative Value Portfolio— Class B	American Funds IS Asset Allocation Fund— Class 4		American Funds IS The Bond Fund of America®— Class 4		American Funds IS Global Small Capitalization Fund— Class 4
	2023	2022	2023	2022 (a)	2023	2022	2023	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(142,419)	$(148,662)	$(32)	$36	$16,028	$7,450	$226	$(2,678)	$(2,717)
Net realized gain (loss) on investments	(69,629)	271,530	(936)	(19)	(8,282)	8,699	(3)	(19,300)	(2,927)
Realized gain distribution received	407,156	2,631,331	652	1,333	91,619	258,222	—	2,732	70,992
Change in unrealized appreciation/ (depreciation) on investments	3,574,550	(7,616,628)	969	(972)	174,126	(701,899)	(21)	45,655	(146,696)

Net increase (decrease) in net assets resulting from operations	3,769,658	(4,862,429)	653	378	273,491	(427,528)	202	26,409	(81,348)

Contributions and (Withdrawals):
Payments received from policyowners	221,376	186,532	—	—	51,789	107,810	—	4,079	23,476
Policyowners’ surrenders	(1,634,279)	(723,560)	(321)	(157)	(151,090)	(28,618)	—	(14,995)	(7,262)
Policyowners’ annuity and death benefits	(49,628)	(72,255)	—	—	—	—	—	—	—
Net transfers from (to) Fixed Account	12,939	(245,816)	—	—	(21,222)	(151,466)	—	—	—
Transfers between Investment Divisions	28,543	157,574	(6,041)	13,982	14,908	(153,692)	9,977	(5,890)	8,331

Net contributions and (withdrawals)	(1,421,049)	(697,525)	(6,362)	13,825	(105,615)	(225,966)	9,977	(16,806)	24,545

Increase (decrease) in net assets	2,348,609	(5,559,954)	(5,709)	14,203	167,876	(653,494)	10,179	9,603	(56,803)
NET ASSETS:
Beginning of period	9,755,338	15,315,292	14,203	—	2,224,375	2,877,869	—	197,455	254,258

End of period	$12,103,947	$9,755,338	$8,494	$14,203	$2,392,251	$2,224,375	$10,179	$207,058	$197,455

(a) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	American Funds IS Growth Fund— Class 4		American Funds IS New World Fund®— Class 4		American Funds IS Washington Mutual Investors FundSM— Class 4		BlackRock® Global Allocation V.I. Fund— Class III		BlackRock® High Yield V.I. Fund— Class III
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(10,724)	$(10,332)	$(1,161)	$(1,412)	$5,036	$5,204	$19,084	$(26,561)	$47,891	$42,816
Net realized gain (loss) on investments	(41,870)	10,563	1,335	(4,961)	15,806	19,991	(23,819)	(28,517)	(32,616)	(17,437)
Realized gain distribution received	61,075	131,785	—	67,426	11,801	254,348	—	31,163	—	—
Change in unrealized appreciation/ (depreciation) on investments	274,468	(456,116)	88,356	(274,102)	146,047	(394,778)	187,731	(390,205)	85,502	(177,740)

Net increase (decrease) in net assets resulting from operations	282,949	(324,100)	88,530	(213,049)	178,690	(115,235)	182,996	(414,120)	100,777	(152,361)

Contributions and (Withdrawals):
Payments received from policyowners	25,800	117,554	19,071	19,615	26,790	104,433	23,709	27,722	13,103	17,235
Policyowners’ surrenders	(243,866)	(26,561)	(135,921)	(66,833)	(175,789)	(122,669)	(261,396)	(222,009)	(187,904)	(18,972)
Policyowners’ annuity and death benefits	(12,777)	—	(6,452)	(516)	(1,200)	—	(2,783)	(21,912)	—	—
Net transfers from (to) Fixed Account	(42,321)	1,959	(8,684)	(3,459)	17,642	(4,036)	(1,947)	(49,375)	(65,014)	(3,110)
Transfers between Investment Divisions	159,197	23,899	(13,818)	51,259	165,288	43,643	(2,883)	20,998	31,644	(112,270)

Net contributions and (withdrawals)	(113,967)	116,851	(145,804)	66	32,731	21,371	(245,300)	(244,576)	(208,171)	(117,117)

Increase (decrease) in net assets	168,982	(207,249)	(57,274)	(212,983)	211,421	(93,864)	(62,304)	(658,696)	(107,394)	(269,478)
NET ASSETS:
Beginning of period	783,699	990,948	690,901	903,884	1,086,756	1,180,620	1,807,084	2,465,780	1,023,399	1,292,877

End of period	$952,681	$783,699	$633,627	$690,901	$1,298,177	$1,086,756	$1,744,780	$1,807,084	$916,005	$1,023,399

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	BNY Mellon IP Technology Growth Portfolio— Initial Shares		BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares		ClearBridge Variable Appreciation Portfolio— Class II		Columbia Variable Portfolio— Commodity Strategy Fund— Class 2		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2
	2023	2022	2023	2022 (a)	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(64,662)	$(68,113)	$(54)	$(17)	$(519)	$(612)	$8,113	$10,389	$7,571	$5,661
Net realized gain (loss) on investments	(120,026)	(106,977)	(58)	(1)	5,952	1,708	(599)	9	(7,726)	(7,857)
Realized gain distribution received	—	509,335	785	—	2,231	5,909	—	—	—	—
Change in unrealized appreciation/ (depreciation) on investments	2,391,929	(4,028,874)	735	96	5,828	(26,419)	(10,945)	(4,465)	15,875	(38,836)

Net increase (decrease) in net assets resulting from operations	2,207,241	(3,694,629)	1,408	78	13,492	(19,414)	(3,431)	5,933	15,720	(41,032)

Contributions and (Withdrawals):
Payments received from policyowners	149,516	153,021	—	—	441	329	—	700	2,184	2,003
Policyowners’ surrenders	(513,083)	(390,376)	(234)	—	(48,688)	(1,741)	(785)	—	(25,529)	(34,297)
Policyowners’ annuity and death benefits	(118,511)	(6,710)	—	—	—	—	—	—	(2,920)	(90)
Net transfers from (to) Fixed Account	(38,792)	(72,651)	—	—	—	—	—	—	—	(4,190)
Transfers between Investment Divisions	71,188	25,917	2,794	5,843	(3,871)	(5,293)	—	—	2,736	16,506

Net contributions and (withdrawals)	(449,682)	(290,799)	2,560	5,843	(52,118)	(6,705)	(785)	700	(23,529)	(20,068)

Increase (decrease) in net assets	1,757,559	(3,985,428)	3,968	5,921	(38,626)	(26,119)	(4,216)	6,633	(7,809)	(61,100)
NET ASSETS:
Beginning of period	4,041,959	8,027,387	5,921	—	117,831	143,950	41,689	35,056	197,843	258,943

End of period	$5,799,518	$4,041,959	$9,889	$5,921	$79,205	$117,831	$37,473	$41,689	$190,034	$197,843

(a) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Columbia Variable Portfolio— Intermediate Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Delaware VIP® Small Cap Value Series— Service Class		DWS Alternative Asset Allocation VIP— Class B		Fidelity® VIP Bond Index Portfolio— Service Class 2
	2023	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(7)	$(12,236)	$(11,457)	$(1,377)	$(1,877)	$18,898	$19,996	$1,934	$144
Net realized gain (loss) on investments	—	(76,826)	(78,652)	1,486	26,487	7	12,693	(10,673)	(10,020)
Realized gain distribution received	—	92,316	553,660	8,162	16,332	3,378	369	—	—
Change in unrealized appreciation/ (depreciation) on investments	232	263,324	(621,247)	10,250	(75,925)	(6,519)	(70,907)	17,319	(33,015)

Net increase (decrease) in net assets resulting from operations	225	266,578	(157,696)	18,521	(34,983)	15,764	(37,849)	8,580	(42,891)

Contributions and (Withdrawals):
Payments received from policyowners	—	6,477	81,539	7,979	8,017	4,030	71,966	7,429	2,010
Policyowners’ surrenders	—	(153,063)	(166,667)	(58,899)	(19,620)	(46,395)	(76,899)	(51,966)	(42,876)
Policyowners’ annuity and death benefits	—	(4,812)	(4,317)	—	—	(5,709)	(216)	(3,828)	—
Net transfers from (to) Fixed Account	—	(61)	(1,964)	1,082	4,000	348	(10,009)	4,039	(3,644)
Transfers between Investment Divisions	3,447	262,434	58,975	8,714	14,025	14,560	(3,527)	29,149	2,880

Net contributions and (withdrawals)	3,447	110,975	(32,434)	(41,124)	6,422	(33,166)	(18,685)	(15,177)	(41,630)

Increase (decrease) in net assets	3,672	377,553	(190,130)	(22,603)	(28,561)	(17,402)	(56,534)	(6,597)	(84,521)
NET ASSETS:
Beginning of period	—	1,332,747	1,522,877	241,555	270,116	385,376	441,910	217,372	301,893

End of period	$3,672	$1,710,300	$1,332,747	$218,952	$241,555	$367,974	$385,376	$210,775	$217,372

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP ContrafundSM Portfolio— Initial Class		Fidelity® VIP Emerging Markets Portfolio— Service Class 2		Fidelity® VIP Equity-Income PortfolioSM— Initial Class		Fidelity® VIP FundsManager® 60% Portfolio— Service Class		Fidelity® VIP Growth Opportunities Portfolio— Service Class 2
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(351,508)	$(368,688)	$1,015	$274	$54,583	$67,259	$4,012	$221	$(53,597)	$(54,055)
Net realized gain (loss) on investments	1,072,265	2,005,184	(32,014)	(1,148)	280,629	80,930	(15,188)	(3,448)	47,442	117,722
Realized gain distribution received	1,497,106	2,099,341	—	—	306,174	411,679	—	32,828	—	808,199
Change in unrealized appreciation/ (depreciation) on investments	9,387,764	(19,316,326)	45,541	(51,620)	332,009	(1,437,269)	40,545	(65,991)	1,483,012	(3,118,734)

Net increase (decrease) in net assets resulting from operations	11,605,627	(15,580,489)	14,542	(52,494)	973,395	(877,401)	29,369	(36,390)	1,476,857	(2,246,868)

Contributions and (Withdrawals):
Payments received from policyowners	470,940	602,102	3,194	3,283	131,423	189,844	61,868	137	114,632	256,136
Policyowners’ surrenders	(4,229,729)	(3,093,232)	(51,756)	(6,792)	(1,724,160)	(923,923)	(39,713)	(56,364)	(543,093)	(129,544)
Policyowners’ annuity and death benefits	(286,287)	(283,163)	—	—	(176,488)	(77,687)	—	—	(65,576)	—
Net transfers from (to) Fixed Account	63,350	(736,644)	—	—	(48,439)	(353,362)	(12,987)	(19,934)	(37,779)	(33,436)
Transfers between Investment Divisions	(450,000)	154,000	7,742	(55,117)	(266,714)	106,685	170,255	38,927	424,251	(125,787)

Net contributions and (withdrawals)	(4,431,726)	(3,356,937)	(40,820)	(58,626)	(2,084,378)	(1,058,443)	179,423	(37,234)	(107,565)	(32,631)

Increase (decrease) in net assets	7,173,901	(18,937,426)	(26,278)	(111,120)	(1,110,983)	(1,935,844)	208,792	(73,624)	1,369,292	(2,279,499)
NET ASSETS:
Beginning of period	38,905,312	57,842,738	187,541	298,661	12,161,036	14,096,880	143,542	217,166	3,459,732	5,739,231

End of period	$46,079,213	$38,905,312	$161,263	$187,541	$11,050,053	$12,161,036	$352,334	$143,542	$4,829,024	$3,459,732

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP Health Care Portfolio— Service Class 2		Fidelity® VIP International Index Portfolio— Service Class 2		Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2		Fidelity® VIP Mid Cap Portfolio— Service Class 2		Franklin Templeton Aggressive Model Portfolio— Class II
	2023	2022	2023	2022	2023	2022 (a)	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(10,506)	$(11,926)	$748	$452	$69	$—	$(53,374)	$(64,558)	$(1,705)	$6,237
Net realized gain (loss) on investments	(50,985)	(17,663)	(51)	1,982	(70)	—	76,531	7,317	878	395
Realized gain distribution received	—	61,475	—	—	—	—	156,651	418,558	2,632	13,247
Change in unrealized appreciation/ (depreciation) on investments	80,881	(177,739)	6,679	(13,586)	(14)	—	525,303	(1,544,727)	74,857	(77,314)

Net increase (decrease) in net assets resulting from operations	19,390	(145,853)	7,376	(11,152)	(15)	—	705,111	(1,183,410)	76,662	(57,435)

Contributions and (Withdrawals):
Payments received from policyowners	16,470	39,789	—	—	151	—	142,697	206,349	10,904	10,311
Policyowners’ surrenders	(102,259)	(43,776)	(214)	(2,473)	(281)	—	(780,118)	(338,882)	(19,558)	(1,258)
Policyowners’ annuity and death benefits	(47,450)	—	(2,401)	—	—	—	(29,627)	(10,535)	—	—
Net transfers from (to) Fixed Account	(16,762)	17,677	16	(33)	—	—	(31,809)	(277,018)	3,180	36,383
Transfers between Investment Divisions	(52,045)	(33,755)	398	(4,110)	6,499	584	(36,860)	(33,991)	62,742	125,041

Net contributions and (withdrawals)	(202,046)	(20,065)	(2,201)	(6,616)	6,369	584	(735,717)	(454,077)	57,268	170,477

Increase (decrease) in net assets	(182,656)	(165,918)	5,175	(17,768)	6,354	584	(30,606)	(1,637,487)	133,930	113,042
NET ASSETS:
Beginning of period	924,223	1,090,141	52,511	70,279	584	—	5,737,003	7,374,490	433,431	320,389

End of period	$741,567	$924,223	$57,686	$52,511	$6,938	$584	$5,706,397	$5,737,003	$567,361	$433,431

(a) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Franklin Templeton Conservative Model Portfolio— Class II		Franklin Templeton Moderate Model Portfolio— Class II		Franklin Templeton Moderately Aggressive Model Portfolio— Class II		Franklin Templeton Moderately Conservative Model Portfolio— Class II		Invesco V.I. EQV International Equity Fund— Series II Shares
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$18,757	$10,423	$16,514	$16,170	$(1,848)	$11,015	$17,124	$13,792	$(3,987)	$502
Net realized gain (loss) on investments	(7,373)	(3,343)	(5,443)	10,159	(33,750)	(9,442)	(29,249)	515	(42,232)	(14,813)
Realized gain distribution received	—	770	7,021	13,164	3,882	14,303	—	2,807	201	41,453
Change in unrealized appreciation/ (depreciation) on investments	47,941	(59,345)	208,339	(319,400)	151,290	(126,969)	124,168	(174,972)	89,697	(119,160)

Net increase (decrease) in net assets resulting from operations	59,325	(51,495)	226,431	(279,907)	119,574	(111,093)	112,043	(157,858)	43,679	(92,018)

Contributions and (Withdrawals):
Payments received from policyowners	36,152	2,100	234,488	74,885	29,853	350,928	104,301	3,851	10,583	10,345
Policyowners’ surrenders	(24,239)	(8,631)	(51,679)	(443,670)	(269,725)	(5,279)	(160,187)	(264,614)	(115,348)	(68,225)
Policyowners’ annuity and death benefits	(19,486)	—	—	—	—	—	(98,277)	—	(3,735)	(1,004)
Net transfers from (to) Fixed Account	(9,512)	—	5,548	(132,703)	9,422	(56,889)	—	2	(149)	(1,414)
Transfers between Investment Divisions	163,849	314,060	828,522	260,956	97,945	163,368	315,617	325,979	(31,596)	9,718

Net contributions and (withdrawals)	146,764	307,529	1,016,879	(240,532)	(132,505)	452,128	161,454	65,218	(140,245)	(50,580)

Increase (decrease) in net assets	206,089	256,034	1,243,310	(520,439)	(12,931)	341,035	273,497	(92,640)	(96,566)	(142,598)
NET ASSETS:
Beginning of period	705,367	449,333	1,277,658	1,798,097	840,067	499,032	1,085,706	1,178,346	338,060	480,658

End of period	$911,456	$705,367	$2,520,968	$1,277,658	$827,136	$840,067	$1,359,203	$1,085,706	$241,494	$338,060

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Invesco V.I. Main Street Small Cap Fund®— Series II Shares		Janus Henderson Enterprise Portfolio— Service Shares		Janus Henderson Global Research Portfolio— Institutional Shares		MFS® International Intrinsic Value Portfolio— Service Class		MFS® Investors Trust Series— Initial Class
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,178)	$(1,862)	$(9,463)	$(10,040)	$(65,846)	$(47,405)	$(3,549)	$(4,117)	$(9,763)	$(12,014)
Net realized gain (loss) on investments	(41,253)	1,561	(24,106)	(3,108)	617,042	761,387	(5,133)	(6,330)	126,490	75,104
Realized gain distribution received	—	27,228	58,078	142,437	468,159	1,869,803	32,889	22,798	95,578	239,824
Change in unrealized appreciation/ (depreciation) on investments	69,796	(59,667)	90,066	(289,111)	2,696,658	(6,733,290)	42,374	(177,156)	51,140	(693,207)

Net increase (decrease) in net assets resulting from operations	27,365	(32,740)	114,575	(159,822)	3,716,013	(4,149,505)	66,581	(164,805)	263,445	(390,293)

Contributions and (Withdrawals):
Payments received from policyowners	2,484	2,587	14,975	68,683	221,997	280,529	2,902	44,186	13,681	8,460
Policyowners’ surrenders	(94,552)	(1,947)	(150,452)	(29,468)	(1,244,011)	(913,214)	(136,762)	(18,384)	(232,705)	(174,784)
Policyowners’ annuity and death benefits	(1,621)	—	—	—	(100,026)	(136,755)	(3,613)	—	(8,555)	(302)
Net transfers from (to) Fixed Account	25	(55)	(48,098)	(1,383)	(191)	(171,109)	(2,116)	(38,585)	(216,849)	(1,123)
Transfers between Investment Divisions	(5,943)	128,014	19,212	(35,102)	(10,148)	(105,856)	36,762	4,703	(87,764)	(4,356)

Net contributions and (withdrawals)	(99,607)	128,599	(164,363)	2,730	(1,132,379)	(1,046,405)	(102,827)	(8,080)	(532,192)	(172,105)

Increase (decrease) in net assets	(72,242)	95,859	(49,788)	(157,092)	2,583,634	(5,195,910)	(36,246)	(172,885)	(268,747)	(562,398)
NET ASSETS:
Beginning of period	238,866	143,007	795,968	953,060	15,320,385	20,516,295	474,157	647,042	1,745,586	2,307,984

End of period	$166,624	$238,866	$746,180	$795,968	$17,904,019	$15,320,385	$437,911	$474,157	$1,476,839	$1,745,586

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MFS® Mid Cap Value Portfolio— Service Class		MFS® Research International Portfolio— Service Class		MFS® Research Series— Initial Class		Morgan Stanley VIF U.S. Real Estate Portfolio— Class II		Neuberger Berman AMT Mid Cap Growth Portfolio— Class S
	2023	2022	2023	2022 (a)	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$880	$(1,757)	$(2)	$(2)	$(9,105)	$(9,934)	$3,214	$(1,917)	$(27,866)	$(35,164)
Net realized gain (loss) on investments	6,456	5,217	157	—	13,765	26,929	(90,114)	(8,039)	(119,912)	9,009
Realized gain distribution received	16,359	38,659	—	—	57,757	152,662	—	109,817	—	536,355
Change in unrealized appreciation/ (depreciation) on investments	30,979	(81,735)	125	(124)	143,384	(429,203)	129,036	(275,433)	489,847	(1,568,265)

Net increase (decrease) in net assets resulting from operations	54,674	(39,616)	280	(126)	205,801	(259,546)	42,136	(175,572)	342,069	(1,058,065)

Contributions and (Withdrawals):
Payments received from policyowners	47,473	42,938	—	—	8,088	10,281	6,866	12,078	82,337	54,083
Policyowners’ surrenders	(46,255)	(6,965)	—	—	(144,815)	(87,329)	(106,584)	(24,277)	(368,593)	(452,217)
Policyowners’ annuity and death benefits	(1,561)	—	—	—	(11,131)	(4,904)	—	—	(4,515)	(5,396)
Net transfers from (to) Fixed Account	(2,993)	(19)	—	—	174	(45,531)	(1,628)	(513)	12	(53,981)
Transfers between Investment Divisions	4,698	114,831	(4,300)	4,146	(15,451)	33,586	(56,662)	(86,286)	123,228	11,582

Net contributions and (withdrawals)	1,362	150,785	(4,300)	4,146	(163,135)	(93,897)	(158,008)	(98,998)	(167,531)	(445,929)

Increase (decrease) in net assets	56,036	111,169	(4,020)	4,020	42,666	(353,443)	(115,872)	(274,570)	174,538	(1,503,994)
NET ASSETS:
Beginning of period	500,184	389,015	4,020	—	1,091,510	1,444,953	428,423	702,993	2,175,441	3,679,435

End of period	$556,220	$500,184	$—	$4,020	$1,134,176	$1,091,510	$312,551	$428,423	$2,349,979	$2,175,441

(a) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	PIMCO VIT Income Portfolio— Advisor Class		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class		PIMCO VIT Low Duration Portfolio— Advisor Class		PIMCO VIT Total Return Portfolio— Advisor Class		Western Asset Core Plus VIT Portfolio— Class II
	2023	2022	2023	2022	2023	2022	2023	2022	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$19,312	$7,855	$8,783	$616	$4,728	$929	$22,982	$16,037	$293
Net realized gain (loss) on investments	(10,427)	(2,042)	(24,261)	(27,146)	(2,825)	(20,735)	(87,092)	(92,272)	—
Realized gain distribution received	—	21	19,511	361	—	—	—	—	—
Change in unrealized appreciation/ (depreciation) on investments	26,231	(30,028)	49,001	(90,116)	5,260	(3,020)	107,887	(180,754)	380

Net increase (decrease) in net assets resulting from operations	35,116	(24,194)	53,034	(116,285)	7,163	(22,826)	43,777	(256,989)	673

Contributions and (Withdrawals):
Payments received from policyowners	14,631	13,006	22,826	17,864	932	668	38,371	25,925	—
Policyowners’ surrenders	(6,940)	(5,679)	(133,546)	(142,051)	(39,595)	(45,036)	(175,330)	(208,375)	—
Policyowners’ annuity and death benefits	—	—	(6,818)	(7,299)	(1,710)	(104)	(5,782)	(7,197)	—
Net transfers from (to) Fixed Account	6,004	(1,952)	(9,374)	(16,238)	(2)	—	(3,317)	(75,488)	—
Transfers between Investment Divisions	114,362	198,822	5,731	(45,636)	2,336	(94,185)	69,679	(192,148)	8,775

Net contributions and (withdrawals)	128,057	204,197	(121,181)	(193,360)	(38,039)	(138,657)	(76,379)	(457,283)	8,775

Increase (decrease) in net assets	163,173	180,003	(68,147)	(309,645)	(30,876)	(161,483)	(32,602)	(714,272)	9,448
NET ASSETS:
Beginning of period	464,899	284,896	791,364	1,101,009	217,399	378,882	1,070,076	1,784,348	—

End of period	$628,072	$464,899	$723,217	$791,364	$186,523	$217,399	$1,037,474	$1,070,076	$9,448

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Annuity Separate Account-I (“Separate Account-I”) and NYLIAC Variable Annuity Separate Account-II (“Separate Account-II”) were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Variable Retirement Annuity Policies (“Separate Account-I”) and Tax-Qualified Flexible Premium Variable Retirement Annuity Policies (“Separate Account-II”) issued by NYLIAC. Sales of these policies were discontinued effective May 10, 2002. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts that follows the accounting and reporting guidance under ASC 946.

The assets of Separate Account-I and Separate Account-II are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the AB Variable Products Series Fund, Inc., the AIM Variable Insurance Funds, the American Funds Insurance Series®, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the BNY Mellon Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the Legg Mason Partners Variable Income Trust, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the MFS® Variable Insurance Trust III, the Morgan Stanley Variable Insurance Fund, Inc., the Neuberger Berman Advisers Management Trust and the PIMCO Variable Insurance Trust, (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents a portion of the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

The following Investment Divisions, with their respective Fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP American Century Sustainable Equity—Initial Class

MainStay VP Balanced—Service Class

MainStay VP Bond—Initial Class

MainStay VP Candriam Emerging Markets Equity—Initial Class

MainStay VP CBRE Global Infrastructure—Service Class

MainStay VP Conservative Allocation—Service Class

MainStay VP Epoch U.S. Equity Yield—Initial Class

MainStay VP Equity Allocation—Service Class

MainStay VP Fidelity Institutional AM® Utilities—Service Class

MainStay VP Floating Rate—Service Class

MainStay VP Growth Allocation—Service Class

MainStay VP Income Builder—Initial Class

MainStay VP IQ Hedge Multi-Strategy—Service Class

MainStay VP Janus Henderson Balanced—Initial Class

MainStay VP MacKay Convertible—Initial Class

MainStay VP MacKay Government—Initial Class

MainStay VP MacKay High Yield Corporate Bond—Initial Class

MainStay VP MacKay Strategic Bond—Service Class

MainStay VP Moderate Allocation—Service Class

MainStay VP Natural Resources—Initial Class

MainStay VP PIMCO Real Return—Service Class

MainStay VP PineStone International Equity—Initial Class (formerly MainStay VP MacKay International Equity—Initial Class)

MainStay VP S&P 500 Index—Initial Class

MainStay VP Small Cap Growth—Initial Class

MainStay VP Small Cap Growth—Service Class

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MainStay VP U.S. Government Money Market—Initial Class

MainStay VP Wellington Growth—Initial Class

MainStay VP Wellington Mid Cap—Initial Class

MainStay VP Wellington Small Cap—Initial Class

MainStay VP Wellington U.S. Equity—Initial Class

MainStay VP Winslow Large Cap Growth—Initial Class

AB VPS Relative Value Portfolio—Class B (formerly AB VPS Growth and Income Portfolio—Class B)

American Funds IS Asset Allocation Fund—Class 4

American Funds IS The Bond Fund of America®—Class 4

American Funds IS Global Small Capitalization Fund—Class 4

American Funds IS Growth Fund—Class 4

American Funds IS New World Fund®—Class 4

American Funds IS Washington Mutual Investors FundSM—Class 4

BlackRock® Global Allocation V.I. Fund—Class III

BlackRock® High Yield V.I. Fund—Class III

BNY Mellon IP Technology Growth Portfolio—Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares

ClearBridge Variable Appreciation Portfolio—Class II

Columbia Variable Portfolio—Commodity Strategy Fund—Class 2

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2

Columbia Variable Portfolio—Intermediate Bond Fund—Class 2

Columbia Variable Portfolio—Small Cap Value Fund—Class 2

Delaware VIP® Small Cap Value Series—Service Class

DWS Alternative Asset Allocation VIP—Class B

Fidelity® VIP Bond Index Portfolio—Service Class 2

Fidelity® VIP ContrafundSM Portfolio—Initial Class

Fidelity® VIP Emerging Markets Portfolio—Service Class 2

Fidelity® VIP Equity-Income PortfolioSM—Initial Class

Fidelity® VIP FundsManager® 60% Portfolio—Service Class

Fidelity® VIP Growth Opportunities Portfolio—Service Class 2

Fidelity® VIP Health Care Portfolio—Service Class 2

Fidelity® VIP International Index Portfolio—Service Class 2

Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2

Fidelity® VIP Mid Cap Portfolio—Service Class 2

Franklin Templeton Aggressive Model Portfolio—Class II

Franklin Templeton Conservative Model Portfolio—Class II

Franklin Templeton Moderate Model Portfolio—Class II

Franklin Templeton Moderately Aggressive Model Portfolio—Class II

Franklin Templeton Moderately Conservative Model Portfolio—Class II

Invesco V.I. EQV International Equity Fund—Series II Shares

Invesco V.I. Main Street Small Cap Fund®—Series II Shares

Janus Henderson Enterprise Portfolio—Service Shares

Janus Henderson Global Research Portfolio—Institutional Shares

MFS® International Intrinsic Value Portfolio—Service Class

MFS® Investors Trust Series—Initial Class

MFS® Mid Cap Value Portfolio—Service Class

MFS® Research International Portfolio—Service Class

MFS® Research Series—Initial Class

Morgan Stanley VIF U.S. Real Estate Portfolio—Class II

Neuberger Berman AMT Mid Cap Growth Portfolio—Class S

PIMCO VIT Income Portfolio—Advisor Class

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class

PIMCO VIT Low Duration Portfolio—Advisor Class

PIMCO VIT Total Return Portfolio—Advisor Class

Western Asset Core Plus VIT Portfolio—Class II

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

New investments in the MainStay VP Candriam Emerging Markets Equity, MainStay VP Wellington Growth and Columbia Variable Portfolio—Commodity Strategy Fund—Class 2 Investment Divisions are restricted to those policies already invested in these Investment Divisions.

Initial premium payments were allocated to the MainStay VP U.S. Government Money Market Investment Division until 15 days after the policy issue date. Subsequent premium payments for flexible premium policies are generally allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner’s instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.

No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing of the asset or liability.

Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Separate Account-I (Non-Qualified Policies)	Purchases	Sales
MainStay VP American Century Sustainable Equity—Initial Class	$1,636	$679
MainStay VP Balanced—Service Class	82	684
MainStay VP Bond—Initial Class	225	795
MainStay VP Candriam Emerging Markets Equity—Initial Class	60	203
MainStay VP CBRE Global Infrastructure—Service Class	3	7
MainStay VP Conservative Allocation—Service Class	204	771
MainStay VP Epoch U.S. Equity Yield—Initial Class	2,318	3,153
MainStay VP Equity Allocation—Service Class	319	130
MainStay VP Fidelity Institutional AM® Utilities—Service Class	1,171	1,107
MainStay VP Floating Rate—Service Class	539	493
MainStay VP Growth Allocation—Service Class	1,102	1,927
MainStay VP Income Builder—Initial Class	578	2,661
MainStay VP IQ Hedge Multi-Strategy—Service Class	5	46
MainStay VP Janus Henderson Balanced—Initial Class	876	1,241
MainStay VP MacKay Convertible—Initial Class	278	1,410
MainStay VP MacKay Government—Initial Class	241	758
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2,026	4,789
MainStay VP MacKay Strategic Bond—Service Class	38	138
MainStay VP Moderate Allocation—Service Class	470	844
MainStay VP Natural Resources—Initial Class	121	1,499
MainStay VP PIMCO Real Return—Service Class	76	146
MainStay VP PineStone International Equity—Initial Class	146	498
MainStay VP S&P 500 Index—Initial Class	2,190	7,478
MainStay VP Small Cap Growth—Initial Class	81	485
MainStay VP Small Cap Growth—Service Class	24	48
MainStay VP U.S. Government Money Market—Initial Class	2,517	2,929
MainStay VP Wellington Growth—Initial Class	49	4,192
MainStay VP Wellington Mid Cap—Initial Class	31	817
MainStay VP Wellington Small Cap—Initial Class	44	474
MainStay VP Wellington U.S. Equity—Initial Class	233	3,597
MainStay VP Winslow Large Cap Growth—Initial Class	301	1,034
AB VPS Relative Value Portfolio—Class B	32	3
American Funds IS Asset Allocation Fund—Class 4	377	87
American Funds IS Global Small Capitalization Fund—Class 4	4	3
American Funds IS Growth Fund—Class 4	185	89
American Funds IS New World Fund®—Class 4	8	34
American Funds IS Washington Mutual Investors FundSM—Class 4	61	94
BlackRock® Global Allocation V.I. Fund—Class III	44	100
BlackRock® High Yield V.I. Fund—Class III	27	56
BNY Mellon IP Technology Growth Portfolio—Initial Shares	361	540
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	12	1
ClearBridge Variable Appreciation Portfolio—Class II	3	6
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	4	6
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	6	16
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	87	193
Delaware VIP® Small Cap Value Series—Service Class	10	4
DWS Alternative Asset Allocation VIP—Class B	11	34
Fidelity® VIP Bond Index Portfolio—Service Class 2	5	45

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

Separate Account-I (Non-Qualified Policies)	Purchases	Sales
Fidelity® VIP ContrafundSM Portfolio—Initial Class	$1,176	$3,553
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	8	67
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	438	810
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	85	1
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	344	291
Fidelity® VIP Health Care Portfolio—Service Class 2	56	208
Fidelity® VIP International Index Portfolio—Service Class 2	51	38
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	37	15
Fidelity® VIP Mid Cap Portfolio—Service Class 2	136	539
Franklin Templeton Aggressive Model Portfolio—Class II	16	69
Franklin Templeton Conservative Model Portfolio—Class II	2	11
Franklin Templeton Moderate Model Portfolio—Class II	260	105
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	16	32
Franklin Templeton Moderately Conservative Model Portfolio—Class II	93	10
Invesco V.I. EQV International Equity Fund—Series II Shares	27	29
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	37	11
Janus Henderson Enterprise Portfolio—Service Shares	39	38
Janus Henderson Global Research Portfolio—Institutional Shares	366	2,386
MFS® International Intrinsic Value Portfolio—Service Class	20	34
MFS® Investors Trust Series—Initial Class	40	231
MFS® Mid Cap Value Portfolio—Service Class	28	91
MFS® Research Series—Initial Class	49	78
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	22	54
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	68	176
PIMCO VIT Income Portfolio—Advisor Class	48	5
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	30	66
PIMCO VIT Low Duration Portfolio—Advisor Class	16	24
PIMCO VIT Total Return Portfolio—Advisor Class	48	59

Total	$22,777	$55,375

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

Separate Account-II (Tax-Qualified Policies)	Purchases	Sales
MainStay VP American Century Sustainable Equity—Initial Class	$2,635	$1,326
MainStay VP Balanced—Service Class	445	1,418
MainStay VP Bond—Initial Class	182	929
MainStay VP Candriam Emerging Markets Equity—Initial Class	86	233
MainStay VP CBRE Global Infrastructure—Service Class	15	14
MainStay VP Conservative Allocation—Service Class	531	1,329
MainStay VP Epoch U.S. Equity Yield—Initial Class	2,347	3,572
MainStay VP Equity Allocation—Service Class	587	672
MainStay VP Fidelity Institutional AM® Utilities—Service Class	2,019	2,170
MainStay VP Floating Rate—Service Class	1,162	649
MainStay VP Growth Allocation—Service Class	1,069	1,267
MainStay VP Income Builder—Initial Class	1,113	4,194
MainStay VP IQ Hedge Multi-Strategy—Service Class	36	129
MainStay VP Janus Henderson Balanced—Initial Class	1,855	5,390
MainStay VP MacKay Convertible—Initial Class	595	2,120
MainStay VP MacKay Government—Initial Class	102	609
MainStay VP MacKay High Yield Corporate Bond—Initial Class	1,832	4,210
MainStay VP MacKay Strategic Bond—Service Class	248	209
MainStay VP Moderate Allocation—Service Class	879	1,925
MainStay VP Natural Resources—Initial Class	281	1,532
MainStay VP PIMCO Real Return—Service Class	110	324
MainStay VP PineStone International Equity—Initial Class	208	591
MainStay VP S&P 500 Index—Initial Class	2,845	10,282
MainStay VP Small Cap Growth—Initial Class	51	501
MainStay VP Small Cap Growth—Service Class	131	172
MainStay VP U.S. Government Money Market—Initial Class	1,626	3,203
MainStay VP Wellington Growth—Initial Class	158	6,353
MainStay VP Wellington Mid Cap—Initial Class	130	1,381
MainStay VP Wellington Small Cap—Initial Class	205	579
MainStay VP Wellington U.S. Equity—Initial Class	450	3,800
MainStay VP Winslow Large Cap Growth—Initial Class	797	1,953
AB VPS Relative Value Portfolio—Class B	1	7
American Funds IS Asset Allocation Fund—Class 4	272	270
American Funds IS The Bond Fund of America®—Class 4	10	—
American Funds IS Global Small Capitalization Fund—Class 4	26	43
American Funds IS Growth Fund—Class 4	323	386
American Funds IS New World Fund®—Class 4	81	228
American Funds IS Washington Mutual Investors FundSM—Class 4	306	256
BlackRock® Global Allocation V.I. Fund—Class III	135	361
BlackRock® High Yield V.I. Fund—Class III	164	324
BNY Mellon IP Technology Growth Portfolio—Initial Shares	512	1,026
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	4	—
ClearBridge Variable Appreciation Portfolio—Class II	6	57
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	9	1
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	16	32
Columbia Variable Portfolio—Intermediate Bond Fund—Class 2	3	—
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	470	279
Delaware VIP® Small Cap Value Series—Service Class	38	72

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

Separate Account-II (Tax-Qualified Policies)	Purchases	Sales
DWS Alternative Asset Allocation VIP—Class B	$43	$54
Fidelity® VIP Bond Index Portfolio—Service Class 2	42	56
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2,481	5,767
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	30	70
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	729	2,452
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	245	61
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	769	931
Fidelity® VIP Health Care Portfolio—Service Class 2	107	320
Fidelity® VIP International Index Portfolio—Service Class 2	5	6
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	9	3
Fidelity® VIP Mid Cap Portfolio—Service Class 2	356	989
Franklin Templeton Aggressive Model Portfolio—Class II	83	25
Franklin Templeton Conservative Model Portfolio—Class II	227	62
Franklin Templeton Moderate Model Portfolio—Class II	1,107	66
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	148	279
Franklin Templeton Moderately Conservative Model Portfolio—Class II	557	378
Invesco V.I. EQV International Equity Fund—Series II Shares	54	198
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	65	165
Janus Henderson Enterprise Portfolio—Service Shares	146	262
Janus Henderson Global Research Portfolio—Institutional Shares	765	1,495
MFS® International Intrinsic Value Portfolio—Service Class	153	226
MFS® Investors Trust Series—Initial Class	119	565
MFS® Mid Cap Value Portfolio—Service Class	209	190
MFS® Research International Portfolio—Service Class	—	4
MFS® Research Series—Initial Class	134	248
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	75	230
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	245	441
PIMCO VIT Income Portfolio—Advisor Class	228	81
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	95	188
PIMCO VIT Low Duration Portfolio—Advisor Class	13	46
PIMCO VIT Total Return Portfolio—Advisor Class	249	302
Western Asset Core Plus VIT Portfolio—Class II	9	—

Total	$36,603	$82,538

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including American Century Investment Management, Inc. (“American Century”), Brown Advisory LLC (“Brown Advisory”), Candriam (“Candriam”), CBRE Investment Management Listed Real Assets LLC (“CBRE”), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC (“FIAM”), IndexIQ Advisors LLC (“IndexIQ Advisors”), Janus Henderson Investors US LLC (“Janus”), MacKay Shields LLC (“MacKay”), Newton Investment Management North America, LLC (“NIMNA”), NYL Investors LLC (“NYLI”), Pacific Investment Management Company LLC (“PIMCO”), PineStone Asset Management Inc. (“PineStone”), Segall Bryant & Hamill, LLC (“SBH”), Wellington Management Company LLP (“Wellington”) and Winslow Capital Management, LLC. (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, MacKay, IndexIQ Advisors and NYLI are all wholly-owned direct and indirect subsidiaries of NYLIC. Candriam is an indirect majority-owned subsidiary of NYLIC. American Century is a wholly-owned subsidiary of American Century Companies, Inc., a privately held corporation. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management, LLC. CBRE is the listed real asset solution within CBRE Investment Management. Epoch is an indirect, wholly-owned subsidiary of Toronto Dominion Bank. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Henderson Group Plc, doing business as Janus Henderson Investors. NIMNA is an indirect subsidiary of the Bank of New York Mellon Corporation. PIMCO is a majority owned subsidiary of Allianz Asset Management of America L.P. PineStone is an independent advisory firm. SBH is a wholly-owned subsidiary of CI Financial Corp. Wellington is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen, LLC.

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners’ surrenders in the accompanying Statements of Changes in Net Assets.

NYLIAC also deducts an annual policy service charge from the policy’s accumulation value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying Statements of Changes in Net Assets.

Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights Section. These charges are disclosed on the accompanying Statement of Operations.

Separate Account-I and Separate Account-II policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.00%, distribution (12b-1) fees range from 0.00% to 0.30%, and other expenses range from 0.00% to 0.31%. These ranges are shown as a percentage of average net assets as of December 31, 2022, and approximate the ranges as of December 31, 2023.

NOTE 4—Distribution of Net Income:

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2023 and 2022 were as follows:

	2023			2022
Separate Account-I (Non-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP American Century Sustainable Equity—Initial Class	3	(25)	(22)	2	(26)	(24)
MainStay VP Balanced—Service Class	2	(28)	(26)	10	(19)	(9)
MainStay VP Bond—Initial Class	6	(33)	(27)	2	(26)	(24)
MainStay VP Candriam Emerging Markets Equity—Initial Class	6	(24)	(18)	6	(9)	(3)
MainStay VP CBRE Global Infrastructure—Service Class	—	(1)	(1)	6	—	6
MainStay VP Conservative Allocation—Service Class	1	(41)	(40)	2	(31)	(29)
MainStay VP Epoch U.S. Equity Yield—Initial Class	32	(94)	(62)	7	(48)	(41)
MainStay VP Equity Allocation—Service Class	4	(5)	(1)	1	(2)	(1)
MainStay VP Fidelity Institutional AM® Utilities—Service Class	10	(53)	(43)	13	(38)	(25)
MainStay VP Floating Rate—Service Class	27	(32)	(5)	6	(26)	(20)
MainStay VP Growth Allocation—Service Class	28	(85)	(57)	14	(37)	(23)
MainStay VP Income Builder—Initial Class	1	(52)	(51)	5	(56)	(51)
MainStay VP IQ Hedge Multi-Strategy—Service Class	—	(6)	(6)	2	(8)	(6)
MainStay VP Janus Henderson Balanced—Initial Class	7	(49)	(42)	3	(79)	(76)
MainStay VP MacKay Convertible—Initial Class	2	(22)	(20)	1	(25)	(24)
MainStay VP MacKay Government—Initial Class	10	(36)	(26)	6	(28)	(22)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	17	(91)	(74)	4	(83)	(79)
MainStay VP MacKay Strategic Bond—Service Class	2	(11)	(9)	—	(29)	(29)
MainStay VP Moderate Allocation—Service Class	4	(40)	(36)	2	(56)	(54)
MainStay VP Natural Resources—Initial Class	7	(131)	(124)	114	(68)	46
MainStay VP PIMCO Real Return—Service Class	4	(14)	(10)	6	(17)	(11)
MainStay VP PineStone International Equity—Initial Class	5	(14)	(9)	2	(10)	(8)
MainStay VP S&P 500 Index—Initial Class	9	(63)	(54)	4	(62)	(58)
MainStay VP Small Cap Growth—Initial Class	3	(21)	(18)	2	(9)	(7)
MainStay VP Small Cap Growth—Service Class	1	(2)	(1)	1	(3)	(2)
MainStay VP U.S. Government Money Market—Initial Class	1,799	(2,222)	(423)	1,740	(889)	851
MainStay VP Wellington Growth—Initial Class	1	(59)	(58)	5	(47)	(42)
MainStay VP Wellington Mid Cap—Initial Class	1	(19)	(18)	3	(15)	(12)
MainStay VP Wellington Small Cap—Initial Class	3	(44)	(41)	12	(22)	(10)
MainStay VP Wellington U.S. Equity—Initial Class	1	(38)	(37)	2	(19)	(17)
MainStay VP Winslow Large Cap Growth—Initial Class	1	(16)	(15)	7	(15)	(8)
AB VPS Relative Value Portfolio—Class B	2	—	2	5	—	5
American Funds IS Asset Allocation Fund—Class 4	26	(6)	20	2	(37)	(35)
American Funds IS Global Small Capitalization Fund—Class 4	—	—	—	—	—	—
American Funds IS Growth Fund—Class 4	7	(4)	3	2	(2)	—
American Funds IS New World Fund®—Class 4	—	(2)	(2)	3	(3)	—
American Funds IS Washington Mutual Investors FundSM—Class 4	4	(6)	(2)	15	(5)	10
BlackRock® Global Allocation V.I. Fund—Class III	2	(6)	(4)	3	(10)	(7)
BlackRock® High Yield V.I. Fund—Class III	—	(4)	(4)	1	(4)	(3)
BNY Mellon IP Technology Growth Portfolio—Initial Shares	9	(12)	(3)	5	(14)	(9)
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	—	—	—	3	—	3
ClearBridge Variable Appreciation Portfolio—Class II	—	—	—	1	(1)	—
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	1	(1)	—	—	—	—

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2023			2022
Separate Account-I (Non-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	1	(2)	(1)	3	(3)	—
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2	(6)	(4)	2	(2)	—
Delaware VIP® Small Cap Value Series—Service Class	—	—	—	5	(5)	—
DWS Alternative Asset Allocation VIP—Class B	1	(3)	(2)	5	(6)	(1)
Fidelity® VIP Bond Index Portfolio—Service Class 2	—	(5)	(5)	1	(3)	(2)
Fidelity® VIP ContrafundSM Portfolio—Initial Class	4	(36)	(32)	8	(23)	(15)
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	1	(6)	(5)	—	—	—
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	4	(15)	(11)	7	(30)	(23)
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	7	—	7	—	(6)	(6)
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	11	(9)	2	4	(14)	(10)
Fidelity® VIP Health Care Portfolio—Service Class 2	3	(15)	(12)	7	(9)	(2)
Fidelity® VIP International Index Portfolio—Service Class 2	4	(3)	1	2	—	2
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	3	(1)	2	1	—	1
Fidelity® VIP Mid Cap Portfolio—Service Class 2	1	(10)	(9)	1	(6)	(5)
Franklin Templeton Aggressive Model Portfolio—Class II	2	(5)	(3)	4	(1)	3
Franklin Templeton Conservative Model Portfolio—Class II	—	(1)	(1)	1	—	1
Franklin Templeton Moderate Model Portfolio—Class II	21	(8)	13	3	(3)	—
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	1	(2)	(1)	2	—	2
Franklin Templeton Moderately Conservative Model Portfolio—Class II	8	(1)	7	9	(11)	(2)
Invesco V.I. EQV International Equity Fund—Series II Shares	2	(2)	—	2	(2)	—
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	3	(1)	2	1	(1)	—
Janus Henderson Enterprise Portfolio—Service Shares	—	(2)	(2)	1	(3)	(2)
Janus Henderson Global Research Portfolio—Institutional Shares	2	(55)	(53)	5	(17)	(12)
MFS® International Intrinsic Value Portfolio—Service Class	1	(2)	(1)	2	(2)	—
MFS® Investors Trust Series—Initial Class	—	(7)	(7)	1	(3)	(2)
MFS® Mid Cap Value Portfolio—Service Class	2	(6)	(4)	—	(3)	(3)
MFS® Research Series—Initial Class	1	(2)	(1)	—	(2)	(2)
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2	(5)	(3)	1	(3)	(2)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2	(4)	(2)	2	(5)	(3)
PIMCO VIT Income Portfolio—Advisor Class	3	—	3	5	—	5
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2	(6)	(4)	2	(18)	(16)
PIMCO VIT Low Duration Portfolio—Advisor Class	1	(2)	(1)	3	(1)	2
PIMCO VIT Total Return Portfolio—Advisor Class	3	(5)	(2)	4	(23)	(19)

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

The changes in units outstanding for the years ended December 31, 2023 and 2022 were as follows:

	2023			2022
Separate Account-II (Tax-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP American Century Sustainable Equity—Initial Class	8	(50)	(42)	3	(58)	(55)
MainStay VP Balanced—Service Class	17	(60)	(43)	31	(29)	2
MainStay VP Bond—Initial Class	3	(39)	(36)	5	(32)	(27)
MainStay VP Candriam Emerging Markets Equity—Initial Class	7	(26)	(19)	11	(22)	(11)
MainStay VP CBRE Global Infrastructure—Service Class	2	(2)	—	5	(6)	(1)
MainStay VP Conservative Allocation—Service Class	11	(71)	(60)	6	(68)	(62)
MainStay VP Epoch U.S. Equity Yield—Initial Class	8	(102)	(94)	12	(75)	(63)
MainStay VP Equity Allocation—Service Class	2	(28)	(26)	2	(9)	(7)
MainStay VP Fidelity Institutional AM® Utilities—Service Class	15	(104)	(89)	13	(117)	(104)
MainStay VP Floating Rate—Service Class	58	(42)	16	60	(32)	28
MainStay VP Growth Allocation—Service Class	10	(54)	(44)	11	(58)	(47)
MainStay VP Income Builder—Initial Class	6	(82)	(76)	8	(63)	(55)
MainStay VP IQ Hedge Multi-Strategy—Service Class	2	(16)	(14)	4	(24)	(20)
MainStay VP Janus Henderson Balanced—Initial Class	15	(228)	(213)	14	(148)	(134)
MainStay VP MacKay Convertible—Initial Class	7	(34)	(27)	9	(34)	(25)
MainStay VP MacKay Government—Initial Class	2	(28)	(26)	8	(31)	(23)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	6	(78)	(72)	5	(85)	(80)
MainStay VP MacKay Strategic Bond—Service Class	14	(16)	(2)	4	(38)	(34)
MainStay VP Moderate Allocation—Service Class	8	(92)	(84)	29	(62)	(33)
MainStay VP Natural Resources—Initial Class	19	(130)	(111)	100	(76)	24
MainStay VP PIMCO Real Return—Service Class	4	(32)	(28)	23	(44)	(21)
MainStay VP PineStone International Equity—Initial Class	7	(18)	(11)	7	(15)	(8)
MainStay VP S&P 500 Index—Initial Class	6	(85)	(79)	14	(79)	(65)
MainStay VP Small Cap Growth—Initial Class	2	(21)	(19)	5	(23)	(18)
MainStay VP Small Cap Growth—Service Class	6	(8)	(2)	2	(12)	(10)
MainStay VP U.S. Government Money Market—Initial Class	1,057	(2,432)	(1,375)	2,198	(1,716)	482
MainStay VP Wellington Growth—Initial Class	2	(89)	(87)	4	(80)	(76)
MainStay VP Wellington Mid Cap—Initial Class	3	(32)	(29)	4	(29)	(25)
MainStay VP Wellington Small Cap—Initial Class	19	(54)	(35)	8	(34)	(26)
MainStay VP Wellington U.S. Equity—Initial Class	2	(38)	(36)	3	(30)	(27)
MainStay VP Winslow Large Cap Growth—Initial Class	7	(31)	(24)	8	(21)	(13)
AB VPS Relative Value Portfolio—Class B	1	(1)	—	1	—	1
American Funds IS Asset Allocation Fund—Class 4	12	(20)	(8)	12	(31)	(19)
American Funds IS The Bond Fund of America®—Class 4	1	—	1	—	—	—
American Funds IS Global Small Capitalization Fund—Class 4	2	(3)	(1)	4	(2)	2
American Funds IS Growth Fund—Class 4	14	(19)	(5)	11	(5)	6
American Funds IS New World Fund®—Class 4	5	(17)	(12)	6	(6)	—
American Funds IS Washington Mutual Investors FundSM—Class 4	19	(17)	2	16	(14)	2
BlackRock® Global Allocation V.I. Fund—Class III	6	(24)	(18)	6	(23)	(17)
BlackRock® High Yield V.I. Fund—Class III	9	(26)	(17)	5	(16)	(11)
BNY Mellon IP Technology Growth Portfolio—Initial Shares	13	(25)	(12)	14	(20)	(6)
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	—	—	—	1	—	1
ClearBridge Variable Appreciation Portfolio—Class II	—	(3)	(3)	—	(1)	(1)

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2023			2022
Separate Account-II (Tax-Qualified Policies)	Units Issued	Units Issued	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	—	—	—	—	—	—
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	1	(3)	(2)	3	(5)	(2)
Columbia Variable Portfolio—Intermediate Bond Fund—Class 2	—	—	—	—	—	—
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	12	(9)	3	8	(10)	(2)
Delaware VIP® Small Cap Value Series—Service Class	3	(6)	(3)	5	(5)	—
DWS Alternative Asset Allocation VIP—Class B	1	(4)	(3)	7	(9)	(2)
Fidelity® VIP Bond Index Portfolio—Service Class 2	5	(6)	(1)	1	(6)	(5)
Fidelity® VIP ContrafundSM Portfolio—Initial Class	9	(60)	(51)	10	(51)	(41)
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	3	(6)	(3)	2	(7)	(5)
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	5	(47)	(42)	9	(31)	(22)
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	19	(5)	14	4	(7)	(3)
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	24	(28)	(4)	25	(26)	(1)
Fidelity® VIP Health Care Portfolio—Service Class 2	8	(23)	(15)	13	(14)	(1)
Fidelity® VIP International Index Portfolio—Service Class 2	1	(1)	—	—	(1)	(1)
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	1	—	1	—	—	—
Fidelity® VIP Mid Cap Portfolio—Service Class 2	4	(19)	(15)	5	(14)	(9)
Franklin Templeton Aggressive Model Portfolio—Class II	5	(1)	4	14	—	14
Franklin Templeton Conservative Model Portfolio—Class II	20	(5)	15	36	(3)	33
Franklin Templeton Moderate Model Portfolio—Class II	93	(4)	89	50	(71)	(21)
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	11	(21)	(10)	43	(6)	37
Franklin Templeton Moderately Conservative Model Portfolio—Class II	49	(33)	16	31	(24)	7
Invesco V.I. EQV International Equity Fund—Series II Shares	5	(17)	(12)	3	(7)	(4)
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	3	(10)	(7)	9	(1)	8
Janus Henderson Enterprise Portfolio—Service Shares	6	(16)	(10)	9	(9)	—
Janus Henderson Global Research Portfolio—Institutional Shares	4	(32)	(28)	7	(35)	(28)
MFS® International Intrinsic Value Portfolio—Service Class	9	(17)	(8)	6	(7)	(1)
MFS® Investors Trust Series—Initial Class	—	(15)	(15)	—	(5)	(5)
MFS® Mid Cap Value Portfolio—Service Class	12	(12)	—	11	(1)	10
MFS® Research International Portfolio—Service Class	—	—	—	—	—	—
MFS® Research Series—Initial Class	2	(6)	(4)	2	(4)	(2)
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	7	(21)	(14)	2	(10)	(8)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	6	(10)	(4)	4	(14)	(10)
PIMCO VIT Income Portfolio—Advisor Class	19	(7)	12	23	(2)	21
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	5	(17)	(12)	4	(21)	(17)
PIMCO VIT Low Duration Portfolio—Advisor Class	1	(5)	(4)	19	(34)	(15)
PIMCO VIT Total Return Portfolio—Advisor Class	22	(30)	(8)	7	(52)	(45)
Western Asset Core Plus VIT Portfolio—Class II	1	—	1	—	—	—

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

The following table presents financial highlights for each Investment Division as of December 31, 2023, 2022, 2021, 2020 and 2019:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Separate Account-I (Non-Qualified Policies)
MainStay VP American Century Sustainable Equity—Initial Class	2023	$4,766	171	$27.84	22.8%	1.3%
	2022	4,370	193	22.67	(8.9)%	1.7%
	2021	5,398	217	24.88	23.9%	2.5%
	2020	4,587	228	20.09	(0.3)%	3.5%
	2019	5,058	251	20.16	24.7%	2.3%
MainStay VP Balanced—Service Class	2023	$2,580	107	$24.22	5.9%	1.7%
	2022	3,042	133	22.87	(7.2)%	0.8%
	2021	3,502	142	24.65	15.5%	1.1%
	2020	2,920	137	21.34	6.2%	1.8%
	2019	2,819	140	20.09	15.0%	1.7%
MainStay VP Bond—Initial Class	2023	$2,784	117	$23.73	4.2%	2.8%
	2022	3,275	144	22.77	(15.6)%	1.9%
	2021	4,529	168	26.97	(2.6)%	1.8%
	2020	5,308	192	27.71	6.5%	2.1%
	2019	4,847	186	26.01	7.7%	2.6%
MainStay VP Candriam Emerging Markets Equity—Initial Class	2023	$932	113	$8.26	5.9%	1.7%
	2022	1,022	131	7.81	(29.6)%	0.9%
	2021	1,492	134	11.10	(3.3)%	1.1%
	2020	1,667	145	11.47	24.1%	3.3%
	2019	1,623	176	9.24	18.5%	1.4%
MainStay VP CBRE Global Infrastructure—Service Class	2023	$55	8	$6.85	2.5%	1.5%
	2022	58	9	6.68	(7.4)%	1.7%
	2021	22	3	7.22	13.5%	0.0%
	2020	21	3	6.36	(14.2)%	7.5%
	2019	44	6	7.41	3.7%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Conservative Allocation—Service Class	2023	$3,077	164	$18.79	8.6%	2.6%
	2022	3,525	204	17.30	(13.4)%	4.1%
	2021	4,650	233	19.98	5.5%	1.6%
	2020	5,016	265	18.94	8.6%	1.8%
	2019	5,451	313	17.44	13.1%	2.4%
MainStay VP Epoch U.S. Equity Yield—Initial Class	2023	$14,998	438	$34.26	7.3%	2.7%
	2022	15,972	500	31.93	(3.8)%	2.1%
	2021	17,931	541	33.17	21.3%	2.4%
	2020	15,570	569	27.35	(1.3)%	2.7%
	2019	17,678	638	27.70	22.6%	3.1%
MainStay VP Equity Allocation—Service Class	2023	$1,555	63	$24.38	15.6%	5.3%
	2022	1,357	64	21.09	(18.9)%	2.9%
	2021	1,706	65	26.01	18.3%	1.7%
	2020	1,567	71	21.99	13.3%	2.1%
	2019	1,498	77	19.41	22.7%	2.3%
MainStay VP Fidelity Institutional AM® Utilities—Service Class	2023	$6,034	297	$20.31	(3.0)%	1.7%
	2022	7,127	340	20.94	4.0%	1.8%
	2021	7,351	365	20.14	15.4%	1.8%
	2020	6,995	401	17.45	(1.9)%	2.3%
	2019	8,323	468	17.79	21.4%	2.2%
MainStay VP Floating Rate—Service Class	2023	$1,725	112	$15.40	10.1%	7.9%
	2022	1,631	117	13.98	(2.8)%	4.5%
	2021	1,962	137	14.38	2.1%	3.0%
	2020	3,447	245	14.08	0.9%	3.5%
	2019	3,507	252	13.95	6.8%	4.7%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Growth Allocation—Service Class	2023	$5,284	223	$23.66	13.7%	3.3%
	2022	5,823	280	20.81	(15.7)%	3.2%
	2021	7,474	303	24.69	14.2%	2.2%
	2020	6,883	318	21.62	11.2%	2.6%
	2019	7,052	363	19.44	19.6%	2.9%
MainStay VP Income Builder—Initial Class	2023	$16,102	317	$50.74	8.6%	3.3%
	2022	17,176	368	46.71	(14.6)%	2.7%
	2021	22,937	419	54.72	9.1%	2.9%
	2020	22,571	450	50.16	6.6%	2.5%
	2019	24,332	517	47.06	16.5%	4.8%
MainStay VP IQ Hedge Multi-Strategy—Service Class	2023	$92	11	$8.19	8.6%	3.6%
	2022	126	17	7.54	(9.9)%	1.6%
	2021	189	23	8.37	(2.1)%	0.0%
	2020	256	30	8.55	3.8%	1.6%
	2019	311	38	8.05	(2.3)%	1.3%
MainStay VP Janus Henderson Balanced—Initial Class	2023	$14,985	636	$23.57	14.0%	1.4%
	2022	14,017	678	20.67	(17.5)%	1.1%
	2021	18,877	754	25.04	15.8%	1.3%
	2020	17,390	804	21.62	12.8%	1.8%
	2019	16,854	880	19.16	21.3%	1.8%
MainStay VP MacKay Convertible—Initial Class	2023	$7,038	113	$62.11	7.5%	2.2%
	2022	7,712	133	57.80	(13.8)%	3.4%
	2021	10,552	157	67.05	7.8%	1.2%
	2020	10,744	173	62.18	34.3%	0.7%
	2019	8,071	174	46.30	20.9%	1.5%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP MacKay Government—Initial Class	2023	$2,140	101	$21.25	3.6%	2.4%
	2022	2,608	127	20.50	(12.4)%	1.9%
	2021	3,497	149	23.41	(2.8)%	1.5%
	2020	4,510	187	24.08	3.6%	1.4%
	2019	4,535	195	23.24	4.1%	2.1%
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2023	$21,050	397	$52.99	10.4%	5.6%
	2022	22,616	471	47.98	(9.2)%	5.2%
	2021	29,073	550	52.87	4.1%	4.7%
	2020	29,857	588	50.77	4.0%	5.7%
	2019	32,349	663	48.80	11.8%	5.4%
MainStay VP MacKay Strategic Bond—Service Class	2023	$513	41	$12.61	8.5%	4.6%
	2022	585	50	11.62	(8.7)%	3.2%
	2021	999	79	12.72	0.4%	2.2%
	2020	1,210	96	12.67	4.5%	2.4%
	2019	1,654	136	12.13	5.4%	3.2%
MainStay VP Moderate Allocation—Service Class	2023	$5,615	266	$21.09	11.3%	2.8%
	2022	5,731	302	18.96	(15.0)%	3.4%
	2021	7,940	356	22.31	9.7%	1.0%
	2020	7,724	380	20.34	9.9%	2.3%
	2019	7,454	403	18.52	16.5%	2.8%
MainStay VP Natural Resources—Initial Class	2023	$1,917	169	$11.38	0.6%	1.9%
	2022	3,310	293	11.31	34.1%	1.1%
	2021	2,079	247	8.43	36.2%	1.2%
	2020	1,493	241	6.19	5.5%	2.7%
	2019	1,667	284	5.87	15.1%	0.6%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP PIMCO Real Return—Service Class	2023	$443	44	$10.02	2.1%	8.1%
	2022	534	54	9.81	(12.8)%	5.3%
	2021	730	65	11.26	3.8%	0.3%
	2020	800	74	10.85	10.1%	1.9%
	2019	657	67	9.86	7.2%	2.9%
MainStay VP PineStone International Equity—Initial Class	2023	$3,286	100	$32.95	2.9%	0.0%
	2022	3,496	109	32.02	(27.4)%	0.3%
	2021	5,143	117	44.10	10.8%	0.1%
	2020	5,221	131	39.81	19.3%	0.8%
	2019	4,708	141	33.37	23.2%	0.4%
MainStay VP S&P 500 Index—Initial Class	2023	$46,927	384	$122.32	24.5%	1.3%
	2022	43,030	438	98.23	(19.2)%	1.4%
	2021	60,272	496	121.65	26.9%	1.2%
	2020	51,781	540	95.87	16.7%	1.4%
	2019	49,535	603	82.14	29.6%	1.7%
MainStay VP Small Cap Growth—Initial Class	2023	$2,506	108	$23.18	14.0%	0.0%
	2022	2,557	126	20.33	(27.4)%	0.0%
	2021	3,721	133	28.02	8.9%	0.0%
	2020	3,752	146	25.73	38.7%	0.0%
	2019	3,045	164	18.55	24.0%	0.0%
MainStay VP Small Cap Growth—Service Class	2023	$652	32	$20.58	13.7%	0.0%
	2022	593	33	18.09	(27.6)%	0.0%
	2021	876	35	25.00	8.6%	0.0%
	2020	1,152	50	23.01	38.3%	0.0%
	2019	829	50	16.64	23.7%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP U.S. Government Money Market—Initial Class	2023	$3,847	2,912	$1.32	3.5%	4.7%
	2022	4,259	3,335	1.28	0.0%	1.4%
	2021	3,172	2,484	1.28	(1.3)%	0.0%
	2020	2,926	2,263	1.30	(1.1)%	0.2%
	2019	3,401	2,602	1.31	0.5%	1.8%
MainStay VP Wellington Growth—Initial Class	2023	$32,505	441	$73.77	36.8%	0.0%
	2022	26,893	499	53.92	(34.0)%	0.0%
	2021	44,178	541	81.73	18.2%	0.3%
	2020	40,298	583	69.14	30.6%	0.6%
	2019	34,266	647	52.94	28.3%	0.5%
MainStay VP Wellington Mid Cap—Initial Class	2023	$4,382	101	$43.43	12.2%	0.1%
	2022	4,619	119	38.70	(21.5)%	0.0%
	2021	6,444	131	49.33	18.5%	0.6%
	2020	6,113	147	41.64	9.8%	1.0%
	2019	6,205	164	37.91	21.3%	1.1%
MainStay VP Wellington Small Cap—Initial Class	2023	$2,227	197	$11.31	12.4%	0.8%
	2022	2,397	238	10.06	(21.9)%	1.1%
	2021	3,199	248	12.88	16.5%	0.4%
	2020	3,150	285	11.05	8.8%	0.1%
	2019	3,185	313	10.16	1.6%	0.2%
MainStay VP Wellington U.S. Equity—Initial Class	2023	$17,570	174	$101.02	23.0%	0.9%
	2022	17,304	211	82.14	(21.7)%	0.6%
	2021	23,961	228	104.90	27.1%	0.9%
	2020	21,307	258	82.53	14.1%	1.6%
	2019	20,311	281	72.35	24.6%	1.4%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Winslow Large Cap Growth—Initial Class	2023	$5,952	84	$70.47	41.2%	0.0%
	2022	4,929	99	49.91	(32.1)%	0.0%
	2021	7,845	107	73.45	22.9%	0.0%
	2020	7,164	120	59.76	35.4%	0.0%
	2019	5,859	133	44.14	31.9%	0.0%
AB VPS Relative Value Portfolio—Class B	2023	$78	7	$11.04	10.3%	1.1%
	2022	47	5	10.01	0.1%	0.2%
American Funds IS Asset Allocation Fund—Class 4	2023	$890	65	$13.65	12.6%	2.2%
	2022	547	45	12.13	(14.8)%	1.4%
	2021	1,137	80	14.23	13.4%	1.4%
	2020	788	63	12.55	10.7%	1.5%
	2019	657	58	11.34	19.4%	2.4%
American Funds IS Global Small Capitalization Fund—Class 4	2023	$46	3	$13.93	14.3%	0.0%
	2022	39	3	12.19	(30.6)%	0.0%
	2021	52	3	17.57	5.1%	0.0%
	2020	50	3	16.72	27.7%	0.2%
	2019	55	4	13.09	29.5%	0.0%
American Funds IS Growth Fund—Class 4	2023	$702	32	$21.85	36.4%	0.2%
	2022	458	29	16.03	(31.0)%	0.1%
	2021	680	29	23.23	20.1%	0.1%
	2020	485	25	19.34	49.8%	0.2%
	2019	105	8	12.92	28.8%	0.5%
American Funds IS New World Fund®—Class 4	2023	$157	11	$13.70	14.2%	1.2%
	2022	161	13	12.00	(23.3)%	1.1%
	2021	200	13	15.63	3.3%	0.6%
	2020	262	17	15.14	21.7%	0.0%
	2019	275	22	12.44	27.2%	0.8%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
American Funds IS Washington Mutual Investors FundSM—Class 4	2023	$410	26	$15.96	15.5%	1.7%
	2022	389	28	13.82	(9.9)%	2.0%
	2021	278	18	15.34	25.9%	1.2%
	2020	289	24	12.19	7.1%	1.6%
	2019	270	24	11.38	19.5%	2.0%
BlackRock® Global Allocation V.I. Fund—Class III	2023	$932	62	$15.13	11.0%	2.5%
	2022	904	66	13.63	(17.2)%	0.0%
	2021	1,201	73	16.45	5.0%	0.8%
	2020	1,137	73	15.66	19.1%	1.2%
	2019	1,220	93	13.14	16.2%	1.2%
BlackRock® High Yield V.I. Fund—Class III	2023	$380	29	$12.91	11.5%	6.3%
	2022	386	33	11.58	(11.7)%	5.1%
	2021	470	36	13.11	3.9%	4.2%
	2020	410	32	12.63	5.7%	5.2%
	2019	388	32	11.95	13.4%	5.1%
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2023	$3,202	63	$50.87	57.4%	0.0%
	2022	2,146	66	32.33	(47.1)%	0.0%
	2021	4,575	75	61.09	11.5%	0.0%
	2020	4,651	85	54.80	67.7%	0.2%
	2019	2,655	81	32.67	24.2%	0.0%
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	2023	$38	3	$11.18	21.9%	0.5%
	2022	25	3	9.17	(8.3)%	0.0%
ClearBridge Variable Appreciation Portfolio—Class II	2023	$36	2	$19.16	17.9%	0.7%
	2022	34	2	16.26	(13.8)%	0.8%
	2021	34	2	18.86	21.7%	0.2%
	2020	72	5	15.49	13.0%	0.9%
	2019	60	4	13.70	27.9%	1.3%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2023	$17	2	$10.30	(8.3)%	19.3%
	2022	25	2	11.24	17.2%	25.5%
	2021	21	2	9.59	30.3%	0.0%
	2020	15	2	7.36	(2.8)%	22.9%
	2019	19	3	7.57	6.4%	0.6%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2023	$70	7	$10.54	8.6%	5.3%
	2022	77	8	9.71	(17.2)%	4.1%
	2021	97	8	11.73	(3.7)%	3.7%
	2020	148	12	12.18	5.8%	3.0%
	2019	202	18	11.52	10.6%	5.1%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2023	$670	19	$36.07	20.1%	0.4%
	2022	697	23	30.04	(10.1)%	0.5%
	2021	775	23	33.43	27.1%	0.6%
	2020	518	20	26.29	7.2%	0.3%
	2019	595	24	24.53	19.4%	0.3%
Delaware VIP® Small Cap Value Series—Service Class	2023	$204	16	$12.78	7.7%	0.6%
	2022	190	16	11.87	(13.5)%	0.5%
	2021	226	16	13.72	32.3%	0.7%
	2020	124	12	10.37	(3.4)%	1.0%
	2019	119	11	7.89	(26.5)%	0.7%
DWS Alternative Asset Allocation VIP—Class B	2023	$102	9	$11.74	4.3%	6.1%
	2022	126	11	11.25	(8.9)%	6.4%
	2021	151	12	12.36	10.9%	2.0%
	2020	257	23	11.14	4.0%	2.3%
	2019	294	27	10.72	12.9%	3.3%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Fidelity® VIP Bond Index Portfolio—Service Class 2	2023	$42	5	$8.55	3.8%	1.9%
	2022	80	10	8.24	(14.5)%	1.3%
	2021	118	12	9.64	(3.5)%	0.8%
	2020	136	14	9.99	(0.1)%	1.0%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2023	$23,320	226	$103.34	31.7%	0.5%
	2022	20,249	258	78.45	(27.3)%	0.5%
	2021	29,474	273	107.85	26.2%	0.1%
	2020	25,547	299	85.47	28.9%	0.2%
	2019	22,789	344	66.32	29.9%	0.4%
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	2023	$52	5	$11.12	8.1%	1.5%
	2022	106	10	10.29	(21.4)%	1.6%
	2021	130	10	13.09	(3.7)%	2.2%
	2020	101	7	13.58	29.2%	0.7%
	2019	67	6	10.52	27.5%	1.3%
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2023	$5,114	95	$53.99	9.2%	1.8%
	2022	5,216	106	49.43	(6.2)%	1.8%
	2021	6,805	129	52.69	23.3%	1.9%
	2020	6,013	141	42.74	5.3%	1.8%
	2019	6,322	156	40.58	25.8%	2.0%
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	2023	$141	11	$12.83	12.7%	3.0%
	2022	49	4	11.38	(16.2)%	1.7%
	2021	132	10	13.58	10.9%	1.1%
	2020	51	4	12.24	13.6%	1.3%
	2019	28	3	10.77	7.7%	1.4%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2023	$2,206	59	$37.66	43.4%	0.0%
	2022	1,491	57	26.26	(39.1)%	0.0%
	2021	2,887	67	43.12	10.2%	0.0%
	2020	2,484	64	39.12	66.1%	0.0%
	2019	1,133	48	23.56	38.7%	0.0%
Fidelity® VIP Health Care Portfolio—Service Class 2	2023	$375	26	$14.18	2.7%	0.0%
	2022	520	38	13.81	(13.7)%	0.0%
	2021	638	40	16.02	10.0%	0.1%
	2020	491	34	14.56	19.7%	0.7%
	2019	73	6	12.16	21.6%	0.6%
Fidelity® VIP International Index Portfolio—Service Class 2	2023	$105	9	$11.67	14.4%	2.7%
	2022	83	8	10.20	(17.3)%	2.4%
	2021	80	6	12.33	6.1%	3.0%
	2020	42	4	11.63	8.9%	1.9%
	2019	17	2	10.67	6.7%	3.9%
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	2023	$28	3	$9.99	4.6%	3.8%
	2022	5	1	9.54	(4.6)%	2.1%
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2023	$2,633	50	$53.01	13.3%	0.4%
	2022	2,755	59	46.77	(16.1)%	0.3%
	2021	3,564	64	55.73	23.7%	0.4%
	2020	3,160	70	45.05	16.3%	0.4%
	2019	3,203	83	38.72	21.6%	0.7%
Franklin Templeton Aggressive Model Portfolio—Class II	2023	$185	13	$14.53	16.5%	0.8%
	2022	205	16	12.47	(17.9)%	2.2%
	2021	194	13	15.19	18.0%	1.5%
Franklin Templeton Conservative Model Portfolio—Class II	2023	$31	3	$10.35	6.9%	3.3%
	2022	39	4	9.68	(14.3)%	2.4%
	2021	37	3	11.29	3.4%	1.8%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Franklin Templeton Moderate Model Portfolio—Class II	2023	$1,254	103	$12.22	11.7%	1.8%
	2022	986	90	10.94	(16.1)%	2.5%
	2021	1,173	90	13.03	10.9%	1.7%
	2020	923	79	11.76	17.6%	0.9%
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	2023	$80	6	$13.16	14.0%	1.2%
	2022	85	7	11.54	(17.1)%	2.6%
	2021	65	5	13.92	13.1%	1.7%
	2020	52	4	12.31	23.1%	1.4%
Franklin Templeton Moderately Conservative Model Portfolio—Class II	2023	$269	23	$11.47	8.9%	2.9%
	2022	170	16	10.53	(14.4)%	2.3%
	2021	217	18	12.30	7.6%	1.9%
	2020	153	13	11.44	14.4%	1.3%
Invesco V.I. EQV International Equity Fund—Series II Shares	2023	$257	20	$12.83	16.3%	0.0%
	2022	220	20	11.03	(19.6)%	1.4%
	2021	280	20	13.71	4.2%	1.1%
	2020	312	24	13.15	12.3%	2.0%
	2019	345	29	11.71	26.6%	1.3%
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	2023	$49	3	$17.83	16.3%	1.1%
	2022	19	1	15.33	(17.1)%	0.2%
	2021	24	1	18.50	20.7%	0.2%
Janus Henderson Enterprise Portfolio—Service Shares	2023	$401	23	$17.37	16.3%	0.1%
	2022	368	25	14.94	(17.2)%	0.1%
	2021	489	27	18.05	15.0%	0.2%
	2020	426	27	15.69	17.6%	0.0%
	2019	408	31	13.34	33.4%	0.1%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Janus Henderson Global Research Portfolio—Institutional Shares	2023	$7,380	162	$45.66	25.1%	0.9%
	2022	7,851	215	36.48	(20.5)%	1.1%
	2021	10,412	227	45.86	16.6%	0.5%
	2020	9,498	241	39.34	18.5%	0.7%
	2019	8,153	246	33.20	27.4%	1.0%
MFS® International Intrinsic Value Portfolio—Service Class	2023	$151	11	$14.13	15.9%	0.5%
	2022	152	12	12.20	(24.7)%	0.5%
	2021	197	12	16.20	8.9%	0.1%
	2020	228	15	14.89	18.7%	0.9%
	2019	155	12	12.55	24.0%	1.6%
MFS® Investors Trust Series—Initial Class	2023	$579	$15	$37.48	17.4%	0.7%
	2022	700	22	31.91	(17.6)%	0.7%
	2021	922	24	38.71	25.2%	0.6%
	2020	983	32	30.93	12.4%	0.6%
	2019	1,075	39	27.51	29.9%	0.7%
MFS® Mid Cap Value Portfolio—Service Class	2023	$154	9	$17.52	10.9%	1.4%
	2022	208	13	15.79	(10.2)%	0.8%
	2021	276	16	17.58	28.9%	0.8%
	2020	56	4	13.64	36.4%	0.5%
MFS® Research Series—Initial Class	2023	$872	20	$44.65	20.8%	0.5%
	2022	784	21	36.95	(18.3)%	0.5%
	2021	1,044	23	45.22	23.2%	0.5%
	2020	928	25	36.70	15.1%	0.7%
	2019	995	31	31.89	31.2%	0.8%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2023	$247	21	$11.96	12.7%	2.0%
	2022	251	24	10.61	(28.2)%	1.0%
	2021	378	26	14.77	37.6%	1.9%
	2020	219	20	10.73	(18.2)%	2.6%
	2019	351	27	13.11	17.1%	1.7%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2023	$1,031	22	$47.65	16.4%	0.0%
	2022	977	24	40.92	(29.7)%	0.0%
	2021	1,583	27	58.25	11.3%	0.0%
	2020	1,706	33	52.35	37.9%	0.0%
	2019	1,266	33	37.96	30.8%	0.0%
PIMCO VIT Income Portfolio—Advisor Class	2023	$135	12	$10.87	6.8%	5.1%
	2022	88	9	10.18	(9.1)%	3.6%
	2021	44	4	11.19	0.6%	2.7%
	2020	30	3	11.13	11.3%	1.0%
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2023	$230	20	$11.41	7.5%	2.5%
	2022	258	24	10.62	(11.4)%	1.4%
	2021	485	40	11.98	(3.3)%	1.5%
	2020	560	45	12.39	4.1%	5.8%
	2019	647	54	11.91	5.5%	1.7%
PIMCO VIT Low Duration Portfolio—Advisor Class	2023	$82	9	$9.66	3.5%	3.5%
	2022	89	10	9.33	(7.0)%	1.6%
	2021	82	8	10.04	(2.3)%	0.4%
	2020	103	10	10.28	1.6%	1.1%
	2019	90	9	10.12	2.6%	2.8%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
PIMCO VIT Total Return Portfolio—Advisor Class	2023	$489	48	$10.15	4.5%	3.5%
	2022	487	50	9.72	(15.5)%	2.5%
	2021	793	69	11.50	(2.6)%	1.7%
	2020	946	80	11.81	7.1%	2.0%
	2019	804	73	11.03	6.9%	2.9%

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying Funds, surrender charges and the annual policy fee.

(1) Total returns are not annualized for periods less than a year. The amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(2) These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Separate Account-II (Tax-Qualified Policies)
MainStay VP American Century Sustainable Equity—Initial Class	2023	$7,422	267	$27.84	22.8%	1.3%
	2022	7,006	309	22.67	(8.9)%	1.7%
	2021	9,067	364	24.88	23.9%	2.5%
	2020	8,460	421	20.09	(0.3)%	3.6%
	2019	9,221	457	20.16	24.7%	2.3%
MainStay VP Balanced—Service Class	2023	$3,928	162	$24.23	5.9%	1.6%
	2022	4,686	205	22.88	(7.2)%	0.8%
	2021	5,002	203	24.65	15.5%	1.1%
	2020	4,348	204	21.34	6.2%	1.8%
	2019	4,981	248	20.09	15.0%	1.7%
MainStay VP Bond—Initial Class	2023	$4,441	187	$23.73	4.2%	2.7%
	2022	5,069	223	22.77	(15.6)%	1.9%
	2021	6,734	250	26.97	(2.6)%	1.8%
	2020	7,564	273	27.71	6.5%	2.0%
	2019	7,926	305	26.01	7.7%	2.7%
MainStay VP Candriam Emerging Markets Equity—Initial Class	2023	$2,443	296	$8.26	5.9%	1.7%
	2022	2,460	315	7.81	(29.6)%	0.9%
	2021	3,613	326	11.10	(3.3)%	1.1%
	2020	3,989	348	11.47	24.1%	3.3%
	2019	3,566	386	9.24	18.5%	1.4%
MainStay VP CBRE Global Infrastructure—Service Class	2023	$105	15	$6.85	2.5%	1.5%
	2022	102	15	6.68	(7.4)%	1.5%
	2021	113	16	7.22	13.5%	0.0%
	2020	61	10	6.36	(14.2)%	9.3%
	2019	46	6	7.41	3.7%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Conservative Allocation—Service Class	2023	$5,920	316	$18.74	8.6%	2.6%
	2022	6,488	376	17.25	(13.4)%	4.1%
	2021	8,721	438	19.92	5.5%	1.6%
	2020	8,941	473	18.89	8.6%	1.8%
	2019	9,069	521	17.39	13.1%	2.5%
MainStay VP Epoch U.S. Equity Yield—Initial Class	2023	$24,020	692	$34.72	7.3%	2.6%
	2022	25,434	786	32.36	(3.8)%	2.1%
	2021	28,556	849	33.62	21.3%	2.4%
	2020	25,565	922	27.72	(1.3)%	2.8%
	2019	28,485	1,015	28.07	22.6%	3.1%
MainStay VP Equity Allocation—Service Class	2023	$3,741	151	$24.59	15.6%	5.1%
	2022	3,784	177	21.28	(18.9)%	2.9%
	2021	4,837	184	26.24	18.3%	1.6%
	2020	4,632	208	22.18	13.3%	2.0%
	2019	5,000	255	19.58	22.7%	2.7%
MainStay VP Fidelity Institutional AM® Utilities—Service Class	2023	$10,752	529	$20.31	(3.0)%	1.7%
	2022	12,939	618	20.94	4.0%	1.8%
	2021	14,545	722	20.14	15.4%	1.8%
	2020	14,100	808	17.45	(1.9)%	2.3%
	2019	16,887	949	17.79	21.4%	2.2%
MainStay VP Floating Rate—Service Class	2023	$4,507	293	$15.40	10.1%	8.0%
	2022	3,874	277	13.98	(2.8)%	4.5%
	2021	3,580	249	14.38	2.1%	2.9%
	2020	3,179	226	14.08	0.9%	3.5%
	2019	3,549	255	13.95	6.8%	4.7%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Growth Allocation—Service Class	2023	$8,390	349	$24.01	13.7%	3.7%
	2022	8,292	393	21.11	(15.7)%	3.2%
	2021	11,029	440	25.05	14.2%	2.2%
	2020	10,661	486	21.93	11.2%	2.7%
	2019	11,441	580	19.72	19.6%	2.8%
MainStay VP Income Builder—Initial Class	2023	$26,422	521	$50.74	8.6%	3.3%
	2022	27,871	597	46.71	(14.6)%	2.8%
	2021	35,692	652	54.72	9.1%	2.9%
	2020	34,453	687	50.16	6.6%	2.5%
	2019	35,546	755	47.06	16.5%	4.8%
MainStay VP IQ Hedge Multi-Strategy—Service Class	2023	$474	58	$8.19	8.6%	4.3%
	2022	541	72	7.54	(9.9)%	1.5%
	2021	773	92	8.37	(2.1)%	0.0%
	2020	794	93	8.55	3.8%	1.9%
	2019	839	102	8.24	6.8%	1.3%
MainStay VP Janus Henderson Balanced—Initial Class	2023	$31,002	1,316	$23.57	14.0%	1.4%
	2022	31,606	1,529	20.67	(17.5)%	1.1%
	2021	41,651	1,663	25.04	15.8%	1.3%
	2020	38,696	1,790	21.62	12.8%	1.9%
	2019	37,481	1,956	19.16	21.3%	1.8%
MainStay VP MacKay Convertible—Initial Class	2023	$12,186	197	$61.94	7.5%	2.1%
	2022	12,926	224	57.64	(13.8)%	3.4%
	2021	16,683	249	66.87	7.8%	1.1%
	2020	16,013	258	62.01	34.3%	0.7%
	2019	12,693	275	46.18	20.9%	1.5%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP MacKay Government—Initial Class	2023	$3,041	143	$21.25	3.6%	2.3%
	2022	3,469	169	20.50	(12.4)%	1.8%
	2021	4,502	192	23.41	(2.8)%	1.5%
	2020	5,367	223	24.08	3.6%	1.4%
	2019	5,393	232	23.24	4.1%	2.0%
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2023	$27,149	513	$52.93	10.4%	5.7%
	2022	28,019	585	47.93	(9.2)%	5.3%
	2021	35,099	665	52.81	4.1%	4.7%
	2020	36,481	719	50.71	4.0%	5.8%
	2019	38,874	798	48.74	11.8%	5.6%
MainStay VP MacKay Strategic Bond—Service Class	2023	$1,855	147	$12.61	8.5%	4.7%
	2022	1,732	149	11.62	(8.7)%	3.3%
	2021	2,332	183	12.72	0.4%	2.2%
	2020	2,347	185	12.67	4.5%	2.4%
	2019	2,571	212	12.13	5.4%	3.3%
MainStay VP Moderate Allocation—Service Class	2023	$10,317	486	$21.24	11.3%	2.8%
	2022	10,878	570	19.09	(15.0)%	3.4%
	2021	13,545	603	22.46	9.7%	0.9%
	2020	13,096	639	20.48	9.9%	2.3%
	2019	14,127	758	18.64	16.5%	2.7%
MainStay VP Natural Resources—Initial Class	2023	$3,740	329	$11.38	0.6%	2.1%
	2022	4,979	440	11.31	34.1%	1.1%
	2021	3,504	416	8.43	36.2%	1.2%
	2020	2,835	458	6.19	5.5%	2.6%
	2019	3,105	529	5.87	15.1%	0.7%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP PIMCO Real Return—Service Class	2023	$867	86	$10.02	2.1%	7.7%
	2022	1,122	114	9.81	(12.8)%	5.7%
	2021	1,516	135	11.26	3.8%	0.3%
	2020	1,260	116	10.85	10.1%	1.9%
	2019	1,144	116	9.86	7.2%	2.9%
MainStay VP PineStone International Equity—Initial Class	2023	$4,495	136	$32.97	2.9%	0.0%
	2022	4,702	147	32.03	(27.4)%	0.3%
	2021	6,840	155	44.12	10.8%	0.1%
	2020	6,765	170	39.82	19.3%	0.8%
	2019	6,610	198	33.38	23.2%	0.4%
MainStay VP S&P 500 Index—Initial Class	2023	$84,210	689	$122.32	24.5%	1.4%
	2022	75,388	768	98.23	(19.2)%	1.4%
	2021	101,381	833	121.65	26.9%	1.2%
	2020	85,745	894	95.87	16.7%	1.4%
	2019	79,151	964	82.14	29.6%	1.7%
MainStay VP Small Cap Growth—Initial Class	2023	$5,804	250	$23.18	14.0%	0.0%
	2022	5,462	269	20.33	(27.4)%	0.0%
	2021	8,052	287	28.02	8.9%	0.0%
	2020	8,365	325	25.73	38.7%	0.0%
	2019	6,734	363	18.55	24.0%	0.0%
MainStay VP Small Cap Growth—Service Class	2023	$866	42	$20.58	13.7%	0.0%
	2022	790	44	18.09	(27.6)%	0.0%
	2021	1,339	54	25.00	8.6%	0.0%
	2020	1,124	49	23.01	38.3%	0.0%
	2019	773	46	16.64	23.7%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP U.S. Government Money Market—Initial Class	2023	$5,399	4,086	$1.32	3.5%	4.7%
	2022	6,976	5,461	1.28	0.0%	1.3%
	2021	6,360	4,979	1.28	(1.3)%	0.0%
	2020	7,279	5,624	1.30	(1.1)%	0.2%
	2019	5,005	3,827	1.31	0.5%	1.8%
MainStay VP Wellington Growth—Initial Class	2023	$57,914	785	$73.77	36.8%	0.0%
	2022	46,985	872	53.92	(34.0)%	0.0%
	2021	77,445	948	81.73	18.2%	0.3%
	2020	70,814	1,024	69.14	30.6%	0.6%
	2019	59,366	1,121	52.94	28.3%	0.5%
MainStay VP Wellington Mid Cap—Initial Class	2023	$7,401	170	$43.51	12.2%	0.1%
	2022	7,707	199	38.77	(21.5)%	0.0%
	2021	11,085	224	49.41	18.5%	0.6%
	2020	10,433	250	41.71	9.8%	1.0%
	2019	11,003	290	37.98	21.3%	1.1%
MainStay VP Wellington Small Cap—Initial Class	2023	$3,419	302	$11.31	12.4%	0.8%
	2022	3,395	337	10.06	(21.9)%	1.1%
	2021	4,668	363	12.88	16.5%	0.4%
	2020	4,414	399	11.05	8.8%	0.1%
	2019	4,505	443	10.16	1.6%	0.2%
MainStay VP Wellington U.S. Equity—Initial Class	2023	$32,660	323	$101.01	23.0%	1.0%
	2022	29,496	359	82.14	(21.7)%	0.6%
	2021	40,486	386	104.90	27.1%	0.9%
	2020	35,098	425	82.53	14.1%	1.5%
	2019	34,577	478	72.35	24.6%	1.5%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Winslow Large Cap Growth—Initial Class	2023	$12,104	170	$71.09	41.2%	0.0%
	2022	9,755	194	50.34	(32.1)%	0.0%
	2021	15,315	207	74.09	22.9%	0.0%
	2020	12,677	210	60.28	35.4%	0.0%
	2019	10,228	230	44.52	31.9%	0.0%
AB VPS Relative Value Portfolio—Class B	2023	$8	1	$11.04	10.3%	1.0%
	2022	14	1	10.01	0.1%	0.9%
American Funds IS Asset Allocation Fund—Class 4	2023	$2,392	175	$13.65	12.6%	2.0%
	2022	2,224	183	12.13	(14.8)%	1.6%
	2021	2,878	202	14.23	13.4%	1.4%
	2020	2,147	171	12.55	10.7%	1.6%
	2019	1,517	134	11.34	19.4%	1.9%
American Funds IS The Bond Fund of America®—Class 4	2023	$10	1	$9.86	3.4%	4.4%
American Funds IS Global Small Capitalization Fund—Class 4	2023	$207	15	$13.93	14.3%	0.0%
	2022	197	16	12.19	(30.6)%	0.0%
	2021	254	14	17.57	5.1%	0.0%
	2020	203	12	16.72	27.7%	0.1%
	2019	161	12	13.09	29.5%	0.0%
American Funds IS Growth Fund—Class 4	2023	$953	44	$21.85	36.4%	0.2%
	2022	784	49	16.03	(31.0)%	0.1%
	2021	991	43	23.23	20.1%	0.1%
	2020	720	37	19.34	49.8%	0.2%
	2019	358	28	12.92	28.8%	0.6%
American Funds IS New World Fund®—Class 4	2023	$634	46	$13.70	14.2%	1.1%
	2022	691	58	12.00	(23.3)%	1.1%
	2021	904	58	15.63	3.3%	0.6%
	2020	873	58	15.14	21.7%	0.0%
	2019	789	63	12.44	27.2%	0.8%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
American Funds IS Washington Mutual Investors FundSM—Class 4	2023	$1,298	81	$15.96	15.5%	1.7%
	2022	1,087	79	13.82	(9.9)%	1.8%
	2021	1,181	77	15.34	25.9%	1.3%
	2020	925	76	12.19	7.1%	1.7%
	2019	846	74	11.38	19.5%	2.1%
BlackRock® Global Allocation V.I. Fund—Class III	2023	$1,745	115	$15.13	11.0%	2.4%
	2022	1,807	133	13.63	(17.2)%	0.0%
	2021	2,466	150	16.45	5.0%	0.8%
	2020	2,414	154	15.66	19.1%	1.3%
	2019	2,274	173	13.14	16.2%	1.1%
BlackRock® High Yield V.I. Fund—Class III	2023	$916	71	$12.91	11.5%	6.3%
	2022	1,023	88	11.58	(11.7)%	5.1%
	2021	1,293	99	13.11	3.9%	4.3%
	2020	1,187	94	12.63	5.7%	5.0%
	2019	887	74	11.95	13.4%	5.1%
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2023	$5,800	117	$49.37	57.4%	0.0%
	2022	4,042	129	31.37	(47.1)%	0.0%
	2021	8,027	135	59.28	11.5%	0.0%
	2020	7,331	138	53.18	67.7%	0.2%
	2019	4,908	155	31.71	24.2%	0.0%
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	2023	$10	1	$11.18	21.9%	0.5%
	2022	6	1	9.17	(8.3)%	0.0%
ClearBridge Variable Appreciation Portfolio—Class II	2023	$79	4	$19.16	17.9%	0.7%
	2022	118	7	16.26	(13.8)%	0.8%
	2021	144	8	18.86	21.7%	0.5%
	2020	82	5	15.49	13.0%	0.6%
	2019	112	8	13.70	27.9%	1.4%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2023	$37	4	$10.30	(8.3)%	21.9%
	2022	42	4	11.24	17.2%	25.6%
	2021	35	4	9.59	30.3%	0.0%
	2020	26	4	7.36	(2.8)%	20.8%
	2019	27	4	7.57	6.4%	0.9%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2023	$190	18	$10.54	8.6%	5.2%
	2022	198	20	9.71	(17.2)%	4.1%
	2021	259	22	11.73	(3.7)%	3.6%
	2020	338	28	12.18	5.8%	3.3%
	2019	323	28	11.52	10.6%	4.8%
Columbia Variable Portfolio—Intermediate Bond Fund—Class 2	2023	$4	—	$9.71	4.7%	0.0%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2023	$1,710	47	$36.07	20.1%	0.4%
	2022	1,333	44	30.04	(10.1)%	0.5%
	2021	1,523	46	33.43	27.1%	0.5%
	2020	1,124	43	26.29	7.2%	0.3%
	2019	1,337	55	24.53	19.4%	0.3%
Delaware VIP® Small Cap Value Series—Service Class	2023	$219	17	$12.78	7.7%	0.6%
	2022	242	20	11.87	(13.5)%	0.5%
	2021	270	20	13.72	32.3%	0.4%
	2020	241	23	10.37	(3.4)%	1.1%
	2019	195	18	10.74	26.1%	0.7%
DWS Alternative Asset Allocation VIP—Class B	2023	$368	31	$11.74	4.3%	6.3%
	2022	385	34	11.25	(8.9)%	6.2%
	2021	442	36	12.36	10.9%	1.7%
	2020	489	44	11.14	4.0%	2.6%
	2019	495	46	10.72	12.9%	3.1%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Fidelity® VIP Bond Index Portfolio—Service Class 2	2023	$211	25	$8.55	3.8%	2.3%
	2022	217	26	8.24	(14.5)%	1.4%
	2021	302	31	9.64	(3.5)%	0.8%
	2020	313	31	9.99	(0.1)%	0.9%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2023	$46,079	455	$101.36	31.7%	0.5%
	2022	38,905	506	76.94	(27.3)%	0.5%
	2021	57,843	547	105.78	26.2%	0.1%
	2020	51,206	611	83.83	28.9%	0.2%
	2019	44,810	689	65.05	29.9%	0.5%
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	2023	$161	15	$11.12	8.1%	1.9%
	2022	188	18	10.29	(21.4)%	1.5%
	2021	299	23	13.09	(3.7)%	1.7%
	2020	382	28	13.58	29.2%	0.7%
	2019	218	21	10.52	27.5%	1.6%
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2023	$11,050	206	$53.58	9.2%	1.8%
	2022	12,161	248	49.06	(6.2)%	1.9%
	2021	14,097	270	52.29	23.3%	1.9%
	2020	12,196	288	42.42	5.3%	1.8%
	2019	12,535	311	40.28	25.8%	2.0%
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	2023	$352	27	$12.83	12.7%	2.7%
	2022	144	13	11.38	(16.2)%	1.4%
	2021	217	16	13.58	10.9%	1.0%
	2020	188	15	12.24	13.6%	1.1%
	2019	42	4	10.77	7.7%	2.5%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2023	$4,829	128	$37.66	43.4%	0.0%
	2022	3,460	132	26.26	(39.1)%	0.0%
	2021	5,739	133	43.12	10.2%	0.0%
	2020	4,698	120	39.12	66.1%	0.0%
	2019	2,619	111	23.56	38.7%	0.0%
Fidelity® VIP Health Care Portfolio—Service Class 2	2023	$742	52	$14.18	2.7%	0.0%
	2022	924	67	13.81	(13.7)%	0.0%
	2021	1,090	68	16.02	10.0%	0.0%
	2020	586	40	14.56	19.7%	0.7%
	2019	117	10	12.16	21.6%	0.3%
Fidelity® VIP International Index Portfolio—Service Class 2	2023	$58	5	$11.67	14.4%	2.7%
	2022	53	5	10.20	(17.3)%	2.1%
	2021	70	6	12.33	6.1%	2.4%
	2020	36	3	11.63	8.9%	1.2%
	2019	63	6	10.67	6.7%	2.1%
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	2023	$7	1	$9.99	4.6%	2.1%
	2022	1	—	9.54	(4.6)%	0.0%
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2023	$5,706	106	$53.91	13.3%	0.4%
	2022	5,737	121	47.57	(16.1)%	0.3%
	2021	7,374	130	56.68	23.7%	0.4%
	2020	6,676	146	45.82	16.3%	0.4%
	2019	6,561	167	39.39	21.6%	0.7%
Franklin Templeton Aggressive Model Portfolio—Class II	2023	$567	39	$14.53	16.5%	1.0%
	2022	433	35	12.47	(17.9)%	3.4%
	2021	320	21	15.19	18.0%	1.7%
	2020	135	11	12.88	28.8%	1.7%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Franklin Templeton Conservative Model Portfolio—Class II	2023	$911	88	$10.35	6.9%	3.7%
	2022	705	73	9.68	(14.3)%	3.4%
	2021	449	40	11.29	3.4%	2.2%
	2020	290	27	10.93	9.3%	1.5%
Franklin Templeton Moderate Model Portfolio—Class II	2023	$2,521	206	$12.22	11.7%	2.1%
	2022	1,278	117	10.94	(16.1)%	2.4%
	2021	1,798	138	13.03	10.9%	1.9%
	2020	872	74	11.76	17.6%	1.4%
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	2023	$827	63	$13.16	14.0%	1.1%
	2022	840	73	11.54	(17.1)%	2.9%
	2021	499	36	13.92	13.1%	2.0%
	2020	180	15	12.31	23.1%	1.7%
Franklin Templeton Moderately Conservative Model Portfolio—Class II	2023	$1,359	119	$11.47	8.9%	2.7%
	2022	1,086	103	10.53	(14.4)%	2.7%
	2021	1,178	96	12.30	7.6%	2.5%
	2020	645	56	11.44	14.4%	1.5%
Invesco V.I. EQV International Equity Fund—Series II Shares	2023	$241	19	$12.83	16.3%	0.0%
	2022	338	31	11.03	(19.6)%	1.5%
	2021	481	35	13.71	4.2%	1.0%
	2020	599	46	13.15	12.3%	2.1%
	2019	618	53	11.71	26.6%	1.3%
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	2023	$167	9	$17.83	16.3%	0.8%
	2022	239	16	15.33	(17.1)%	0.3%
	2021	143	8	18.50	20.7%	0.3%
	2020	20	1	15.33	53.3%	0.3%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Janus Henderson Enterprise Portfolio—Service Shares	2023	$746	43	$17.37	16.3%	0.1%
	2022	796	53	14.94	(17.2)%	0.1%
	2021	953	53	18.05	15.0%	0.2%
	2020	888	57	15.69	17.6%	0.0%
	2019	727	55	13.34	33.4%	0.1%
Janus Henderson Global Research Portfolio—Institutional Shares	2023	$17,904	391	$45.75	25.1%	0.9%
	2022	15,320	419	36.55	(20.5)%	1.1%
	2021	20,516	447	45.95	16.6%	0.5%
	2020	19,162	486	39.42	18.5%	0.7%
	2019	17,645	531	33.26	27.4%	1.0%
MFS® International Intrinsic Value Portfolio—Service Class	2023	$438	31	$14.13	15.9%	0.5%
	2022	474	39	12.20	(24.7)%	0.5%
	2021	647	40	16.20	8.9%	0.1%
	2020	500	34	14.89	18.7%	0.8%
	2019	424	34	12.55	24.0%	1.5%
MFS® Investors Trust Series—Initial Class	2023	$1,477	38	$38.51	17.4%	0.7%
	2022	1,746	53	32.79	(17.6)%	0.7%
	2021	2,308	58	39.78	25.2%	0.6%
	2020	1,975	62	31.78	12.4%	0.6%
	2019	1,994	70	28.27	29.9%	0.7%
MFS® Mid Cap Value Portfolio—Service Class	2023	$556	32	$17.52	10.9%	1.5%
	2022	500	32	15.79	(10.2)%	0.9%
	2021	389	22	17.58	28.9%	0.8%
	2020	138	10	13.64	36.4%	0.0%
MFS® Research International Portfolio—Service Class	2023	$—	—	$—	—	—
	2022	4	—	9.65	(3.5)%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MFS® Research Series—Initial Class	2023	$1,134	26	$44.08	20.8%	0.5%
	2022	1,092	30	36.48	(18.3)%	0.5%
	2021	1,445	32	44.63	23.2%	0.5%
	2020	1,240	34	36.23	15.1%	0.7%
	2019	1,302	41	31.48	31.2%	0.8%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2023	$313	26	$11.96	12.7%	2.1%
	2022	428	40	10.61	(28.2)%	0.9%
	2021	703	48	14.77	37.6%	1.9%
	2020	372	35	10.73	(18.2)%	2.5%
	2019	639	49	13.11	17.1%	1.6%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2023	$2,350	52	$45.44	16.4%	0.0%
	2022	2,175	56	39.02	(29.7)%	0.0%
	2021	3,679	66	55.55	11.3%	0.0%
	2020	3,401	68	49.92	37.9%	0.0%
	2019	2,531	70	36.20	30.8%	0.0%
PIMCO VIT Income Portfolio—Advisor Class	2023	$628	58	$10.87	6.8%	5.1%
	2022	465	46	10.18	(9.1)%	3.6%
	2021	285	25	11.19	0.6%	2.7%
	2020	64	6	11.13	11.3%	0.5%
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2023	$723	63	$11.41	7.5%	2.5%
	2022	791	75	10.62	(11.4)%	1.4%
	2021	1,101	92	11.98	(3.3)%	1.5%
	2020	1,087	88	12.39	4.1%	5.8%
	2019	1,151	97	11.91	5.5%	1.7%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
PIMCO VIT Low Duration Portfolio—Advisor Class	2023	$187	19	$9.66	3.5%	3.5%
	2022	217	23	9.33	(7.0)%	1.6%
	2021	379	38	10.04	(2.3)%	0.4%
	2020	489	48	10.28	1.6%	1.0%
	2019	229	23	10.12	2.6%	2.7%
PIMCO VIT Total Return Portfolio—Advisor Class	2023	$1,037	102	$10.15	4.5%	3.5%
	2022	1,070	110	9.72	(15.5)%	2.5%
	2021	1,784	155	11.50	(2.6)%	1.7%
	2020	2,262	192	11.81	7.1%	2.0%
	2019	1,690	153	11.03	6.9%	2.9%
Western Asset Core Plus VIT Portfolio—Class II	2023	$9	1	$9.94	5.1%	3.6%

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying Funds, surrender charges and the annual policy fee.

(1) Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(2) These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP American Century Sustainable Equity—Initial Class (1)	MainStay VP Wellington Mid Cap—Initial Class (1)	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2 (1)

MainStay VP Balanced—Service Class (1)	MainStay VP Wellington Small Cap—Initial Class (1)	Fidelity® VIP Health Care Portfolio—Service Class 2 (1)

MainStay VP Bond—Initial Class (1)	MainStay VP Wellington U.S. Equity—Initial Class (1)	Fidelity® VIP International Index Portfolio—Service Class 2 (1)

MainStay VP Candriam Emerging Markets Equity—Initial Class (1)	MainStay VP Winslow Large Cap Growth—Initial Class (1)	Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2 (2)

MainStay VP CBRE Global Infrastructure—Service Class (1)	AB VPS Relative Value Portfolio—Class B (2)	Fidelity® VIP Mid Cap Portfolio—Service Class 2 (1)

MainStay VP Conservative Allocation—Service Class (1)	American Funds IS Asset Allocation Fund—Class 4 (1)	Franklin Templeton Aggressive Model Portfolio—Class II (1)

MainStay VP Epoch U.S. Equity Yield—Initial Class (1)	American Funds IS The Bond Fund of America®—Class 4 (1)	Franklin Templeton Conservative Model Portfolio—Class II (1)

MainStay VP Equity Allocation—Service Class (1)	American Funds IS Global Small Capitalization Fund—Class 4 (1)	Franklin Templeton Moderate Model Portfolio—Class II (1)

MainStay VP Fidelity Institutional AM® Utilities—Service Class (1)	American Funds IS Growth Fund—Class 4 (1)	Franklin Templeton Moderately Aggressive Model Portfolio—Class II (1)

MainStay VP Floating Rate—Service Class (1)	American Funds IS New World Fund®—Class 4 (1)	Franklin Templeton Moderately Conservative Model Portfolio—Class II (1)

MainStay VP Growth Allocation—Service Class (1)	American Funds IS Washington Mutual Investors FundSM—Class 4 (1)	Invesco V.I. EQV International Equity Fund—Series II Shares (1)

MainStay VP Income Builder—Initial Class (1)	BlackRock® Global Allocation V.I. Fund—Class III (1)	Invesco V.I. Main Street Small Cap Fund®—Series II Shares (1)

MainStay VP IQ Hedge Multi- Strategy—Service Class (1)	BlackRock® High Yield V.I. Fund—Class III (1)	Janus Henderson Enterprise Portfolio—Service Shares (1)

MainStay VP Janus Henderson Balanced—Initial Class (1)	BNY Mellon IP Technology Growth Portfolio—Initial Shares (1)	Janus Henderson Global Research Portfolio—Institutional Shares (1)

MainStay VP MacKay Convertible—Initial Class (1)	BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares (2)	MFS® International Intrinsic Value Portfolio—Service Class (1)

MainStay VP MacKay Government—Initial Class (1)	ClearBridge Variable Appreciation Portfolio—Class II (1)	MFS® Investors Trust Series—Initial Class (1)

MainStay VP MacKay High Yield Corporate Bond—Initial Class (1)	Columbia Variable Portfolio—Commodity Strategy Fund—Class 2 (1)	MFS® Mid Cap Value Portfolio—Service Class (1)

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP MacKay Strategic Bond—Service Class (1)	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2 (1)	MFS® Research International Portfolio—Service Class (2)

MainStay VP Moderate Allocation—Service Class (1)	Columbia Variable Portfolio—Intermediate Bond Fund—Class 2 (1)	MFS® Research Series—Initial Class (1)

MainStay VP Natural Resources—Initial Class (1)	Columbia Variable Portfolio—Small Cap Value Fund—Class 2 (1)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class II (1)

MainStay VP PIMCO Real Return—Service Class (1)	Delaware VIP® Small Cap Value Series—Service Class (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S (1)

MainStay VP PineStone International Equity—Initial Class (1)	DWS Alternative Asset Allocation VIP—Class B (1)	PIMCO VIT Income Portfolio—Advisor Class (1)

MainStay VP S&P 500 Index—Initial Class (1)	Fidelity® VIP Bond Index Portfolio—Service Class 2 (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class (1)

MainStay VP Small Cap Growth—Initial Class (1)	Fidelity® VIP ContrafundSM Portfolio—Initial Class (1)	PIMCO VIT Low Duration Portfolio—Advisor Class (1)

MainStay VP Small Cap Growth—Service Class (1)	Fidelity® VIP Emerging Markets Portfolio—Service Class 2 (1)	PIMCO VIT Total Return Portfolio—Advisor Class (1)

MainStay VP U.S. Government Money Market—Initial Class (1)	Fidelity® VIP Equity-Income PortfolioSM—Initial Class (1)	Western Asset Core Plus VIT Portfolio—Class II (1)

MainStay VP Wellington Growth—Initial Class (1)	Fidelity® VIP FundsManager® 60% Portfolio—Service Class (1)

(1) Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and 2022

(2) Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the year ended December 31, 2023 and the period May 1, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian and the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

Report of Independent Registered Public Accounting Firm (Continued)

/s/ PricewaterhouseCoopers LLP

New York, New York

April 4, 2024

We have served as the auditor of one or more of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II since at least 1994. We have not been able to determine the specific year we began serving as auditor.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of

New York Life Insurance Company)

FINANCIAL STATEMENTS

AND SUPPLEMENTAL SCHEDULES

(STATUTORY BASIS)

December 31, 2023, 2022 and 2021

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation

Opinions

We have audited the accompanying statutory basis financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2023 and 2022, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years ended December 31, 2023.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017

T: (646) 471 3000, www.pwc.com/us

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, summary investment schedule, investment risks interrogatories, and supplemental schedule of reinsurance contracts (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2023 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

New York, New York
February 28, 2024

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2023	2022

	(in millions)
Assets
Bonds	$102,056	$93,817
Common and preferred stocks	659	1,285
Mortgage loans	15,484	15,544
Policy loans	928	862
Other invested assets	3,583	3,721
Cash, cash equivalents and short-term investments	1,696	6,401
Derivatives	1,196	1,360

Total cash and invested assets	125,602	122,990
Investment income due and accrued	1,005	851
Admitted disallowed interest maintenance reserve	328	—
Interest in annuity contracts	10,774	10,236
Other assets	1,201	1,101
Separate accounts assets	55,405	49,808

Total assets	$194,315	$184,986

Liabilities, capital and surplus
Liabilities:
Policy reserves	$112,990	$109,695
Deposit funds	1,583	1,441
Policy claims	1,041	1,049
Separate accounts transfers due and accrued	(1,114)	(1,104)
Obligations under structured settlement agreements	10,774	10,236
Amounts payable under security lending agreements	678	675
Other liabilities	2,106	2,798
Interest maintenance reserve	—	(8)
Asset valuation reserve	1,939	1,890
Separate accounts liabilities	55,388	49,777

Total liabilities	185,385	176,449

Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	4,458
Special surplus for admitted disallowed interest maintenance reserve	328	—
Unassigned surplus	4,119	4,054

Total capital and surplus	8,930	8,537

Total liabilities, capital and surplus	$194,315	$184,986

See accompanying notes to financial statements.

3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

Years Ended December 31,
2023	2022	2021

	(in millions)
Income
Premiums	$16,743	$21,033	$14,012
Net investment income	5,276	4,304	4,261
Other income	1,129	1,093	1,073

Total income	23,148	26,430	19,346

Benefits and expenses
Benefit payments:
Death benefits	2,275	2,345	2,343
Annuity benefits	3,664	3,431	3,430
Surrender benefits	12,037	9,256	9,054
Other benefit payments	103	93	87

Total benefit payments	18,079	15,125	14,914
Additions to policy reserves	3,334	9,721	418
Net transfers (from)/to separate accounts	(648)	444	1,909
Operating expenses	1,710	1,645	1,432

Total benefits and expenses	22,475	26,935	18,673

Gain/(loss) from operations before federal and foreign income taxes	673	(505)	673
Federal and foreign income taxes	268	114	187

Net gain/(loss) from operations	405	(619)	486
Net realized capital gains/(losses), after taxes and transfers to interest maintenance reserve	188	(37)	(157)

Net income/(loss)	$593	$(656)	$329

See accompanying notes to financial statements.

4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2023	2022	2021
	(in millions)
Capital and surplus, beginning of year	$8,537	$9,734	$9,448
Net increase/(decrease) due to:
Net income/(loss)	593	(656)	329
Change in net unrealized capital (losses)/gains on investments	(268)	(153)	589
Change in nonadmitted assets	(89)	(300)	(7)
Change in reserve valuation basis	31	—	536
Change in asset valuation reserve	(49)	(16)	(271)
Change in net deferred income tax	189	311	106
Dividends to parent	—	(400)	(942)
Prior period corrections	—	—	(77)
Other adjustments, net	(14)	17	23

Net increase/(decrease)	393	(1,197)	286

Capital and surplus, end of year	$8,930	$8,537	$9,734

See accompanying notes to financial statements.

5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2023	2022	2021
	(in millions)
Cash flows from operating activities:
Premiums received	$16,730	$20,995	$13,623
Net investment income received	4,878	3,888	4,237
Other	1,130	1,095	1,080

Total received	22,738	25,978	18,940

Benefits and other payments	18,054	15,140	14,154
Net transfers (from)/to separate accounts	(635)	334	2,020
Operating expenses	1,548	1,580	1,356
Federal income taxes	235	101	285

Total paid	19,202	17,155	17,815

Net cash from/(used in) operating activities	3,536	8,823	1,125

Cash flows from investing activities:
Proceeds from investments sold	4,331	6,998	8,403
Proceeds from investments matured or repaid	9,850	8,889	12,844
Cost of investments acquired	(21,917)	(20,237)	(22,397)
Net change in policy loans	(66)	(9)	34

Net cash (used in)/from investing activities	(7,802)	(4,359)	(1,116)

Cash flows from financing and miscellaneous activities:
Dividends to New York Life	—	(400)	(942)
Other miscellaneous uses	(438)	574	(103)

Net cash (used in)/from financing and miscellaneous activities	(438)	174	(1,045)

Net (decrease)/increase in cash, cash equivalents and short-term investments	(4,704)	4,638	(1,036)
Cash, cash equivalents and short-term investments, beginning of year	6,401	1,763	2,799

Cash, cash equivalents and short-term investments, end of year	$1,697	$6,401	$1,763

See accompanying notes to financial statements.

6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2023	2022	2021
	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Transfer of bond investment to bond investment	$556	$6,760	$1,348
Transfer of other invested assets investment to insurance affiliate in exchange for bonds	$—	$250	$—
Transfer of assets between bond investment and other invested assets	$23	$146	$66
Capitalized interest on bonds and mortgage loans	$76	$95	$119
Depreciation/amortization on fixed assets	$92	$73	$73
Low-income housing tax credit future commitments	$10	$68	$80
Transfer of mortgage loans to other invested assets	$3	$44	$72
Transfers between equity investment and equity investment	$40	$34	$5
Bonds to be announced commitments - purchased/sold	$—	$19	$1,535
Other invested assets stock distribution	$—	$6	$16
Dividend to New York Life paid in bonds	$—	$—	$402
Exchange of bonds to stocks	$—	$—	$3

See accompanying notes to financial statements.

7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

December  31, 2023, 2022 and 2021

NOTE 1—NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2—BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“the Department” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Correction

In 2021, the Company corrected its assumption of the duration in which bank owned life insurance policies paid premiums under the universal life (“UL”) Commissioners Reserve Valuation Methodology. As a result, the Company recorded a prior period correction decreasing surplus by $77 million in 2021.

Statutory vs. U.S. GAAP Basis of Accounting

Financial statements prepared under NAIC SAP as determined under Delaware State Insurance Law vary from those prepared under U.S. GAAP. The effects of those differences are material to the Company’s financial statements. The primary differences that would most likely be material are as follows:

Investments

•

investments in bonds are generally carried at amortized cost or values as prescribed by the Department, whereas under U.S. GAAP, investments in bonds that are classified as available for sale or trading are carried at fair value, with changes in fair value of bonds classified as available for sale reflected in equity, and changes in fair value of bonds classified as trading reflected in earnings;

•

investments in noncontrolled partnerships and limited liability companies are accounted for under the equity method for both NAIC SAP and U.S. GAAP. Under the statutory equity method, undistributed income and capital gains and losses for these investments are reported in surplus as unrealized gains or losses, whereas under U.S. GAAP, in many cases, for investment companies, unrealized gains and losses are included in net investment income;

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

•

credit loss-related bond impairments that are deemed to be other than temporary are recorded as a direct write-down to the security without the ability to reverse those losses in the future if expected cash flows increase. Under U.S. GAAP, estimated credit losses on bonds classified as available for sale are recorded through an allowance for credit losses subject to future reversals if expected cash flows increase;

•

specific valuation allowances are established for the excess carrying value of a mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Under U.S. GAAP, a valuation allowance is established for expected credit losses. The valuation allowance under U.S. GAAP is based on historical experience, current economic conditions and reasonable and supportable forecasts;

•

realized gains and losses resulting from changes in interest rates are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold, whereas under U.S. GAAP, the gains and losses are recognized in income at the time of sale;

•	certain derivative instruments are carried at amortized cost, whereas under U.S. GAAP, all derivative instruments are carried at fair value;

Insurance Contracts

•

contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts, whereas under U.S. GAAP, only contracts that have significant mortality or morbidity risk are classified as insurance contracts otherwise they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments;

•

payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances;

•

the costs related to acquiring insurance contracts (principally commissions), policy issue expenses and sales inducements are charged to income in the period incurred, whereas under U.S. GAAP, these costs are deferred when related directly to successful sales and amortized over the periods benefited;

•	life insurance and annuity reserves are based on different statutory methods and assumptions than they are under U.S. GAAP;

•

reinsurance agreements are accounted for as reinsurance on an NAIC SAP and U.S. GAAP basis if certain risk transfer provisions have been met. NAIC SAP requires the reinsurer to assume insurance risk, regardless of the significance of the loss potential, whereas U.S. GAAP requires that there is a reasonable possibility that the reinsurer may realize significant loss from assuming insurance risk; assets and liabilities from reinsurance transactions are reported net of reinsurance, whereas under U.S. GAAP, assets and liabilities from reinsurance transactions are reported gross of reinsurance;

Taxes

•

deferred income taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus, whereas under U.S. GAAP, deferred income taxes include federal and state income taxes and changes in deferred taxes are reflected in either earnings or other comprehensive income;

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

•

a tax loss contingency is required to be established if it is more likely than not that a tax position will not be sustained upon examination by taxing authorities. If a loss contingency is greater than 50% of the tax benefit associated with a tax position, the loss contingency is increased to 100%, whereas under U.S. GAAP the amount of the benefit for any uncertain tax position is the largest amount that is greater than 50% likely of being realized upon settlement;

Surplus

•

an asset valuation reserve (“AVR”) based on a formula prescribed by the NAIC is established as a liability to offset potential non-interest related investment losses. Changes in the AVR are recorded directly to surplus, whereas under U.S. GAAP, no AVR is recognized;

•

certain assets, such as deferred taxes as noted above, intangible assets, furniture and equipment, and unsecured receivables are considered nonadmitted and excluded from assets, whereas they are included in assets under U.S. GAAP subject to a valuation allowance, as appropriate.

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.

Bonds

Bonds are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Residual interests in securitizations are reported as other invested assets at the lower of cost or fair value. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for bonds.

Under NAIC SAP, Securities Valuation Office (“SVO”)-identified investments, which include certain SVO approved exchange traded funds (“ETFs”) and mutual funds, are eligible for classification as bonds as identified in the SVO’s Purposes and Procedures Manual. SVO-identified bond ETFs are stated at fair value.

The interest method for loan-backed and structured securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities backed by the U.S. government (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For all other securities, including all loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Preferred Stocks

Redeemable preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Redeemable preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Perpetual preferred stock and mandatory convertible preferred stock are valued at fair value, not to exceed any currently effective call price. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of SEC registered investment funds as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion on the valuation approach and methods for common stocks.

Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment’s amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the IMR if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (a) has the intent to sell the security or (b) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment (“OTTI”), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. In the absence of an admissible audit, the entire investment is nonadmitted. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.

The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee.

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Residual tranches of securitizations are reported at the lower of cost or market.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Real Estate

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over the shorter of their estimated useful life, or the remaining estimated life of the real estate. Rental revenue from leased real estate is recognized on a straight-line basis over the lease term.

Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, and within other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. For foreign currency swaps used under a fair value hedge designation, the Company excludes the cross-currency basis spread in its calculation of effectiveness as allowed under statutory accounting guidance. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and within other income for hedges of liabilities. Upon termination or maturity, the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.

13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly; alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, and therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

AVR and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks, mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR. The Company admits negative IMR up to 10% of its capital and surplus as required to be shown on the balance sheet of the statutory financial statements most recently filed with its domiciliary state insurance regulator, adjusted to exclude any net positive goodwill, electronic database processing equipment and operating system software, net deferred tax assets and admitted net negative IMR.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Premiums and Related Expenses

Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.

Net Investment Income

Income from investments, including amortization of premium, accrual of discount and similar items, as well as income from prepayment penalties, is recorded within net investment income, unless otherwise stated herein.

Policy Reserves

Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for a discussion of reserves in excess of minimum NAIC requirements.

Federal Income Taxes

The Company is a member of an affiliated group which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company computes its share of consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in New York Life’s consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company generally recognizes deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) for expected future tax consequences of temporary differences between statutory and taxable income. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Limitations on the admitted amount of DTA are calculated in accordance with SSAP No. 101, Income Taxes, a replacement of SSAP 10R and SSAP 10. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit. Refer to Note 16 - Income Taxes for more detailed information about the Company’s income taxes.

Separate Accounts

The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.

Other Assets and Liabilities

Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of derivative liabilities, reinsurance payables, amounts payable for undelivered securities and payable to parent.

Nonadmitted Assets

Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the Department to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.

Fair Value of Financial Instruments and Insurance Liabilities

Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.

16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.

Foreign Currency Transactions

For foreign currency items, income and expenses are translated at the average exchange rate for the period while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

NOTE 4—BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to various risks, including, but not limited to, insurance, financial, operational, and regulatory risks.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company’s insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk, and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity (“VA”) and certain variable universal life (“VUL”) products issued by the Company. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include general risk of loss of investment, market volatility, interest rate, liquidity, credit, valuation, regulatory change, currency, geographic and counterparty risks. In addition, the investment portfolio is exposed to climate risk, which may affect the value of the Company’s investments.

The Company is subject to various operational risks that could adversely impact its profitability, notably technology risks, which include cybersecurity. Technology risks may involve failures or inadequacies in the Company’s technology systems, including the risk of damage to or theft of Company information, whether in digital or physical formats, or breaches of the Company’s technology platforms. Operational risks also include business disruption risks, which may involve disruptions to mission-critical business functions as a result of system or infrastructure failures, malicious activity, pandemics, and natural and man-made disasters. Climate change may increase the frequency and severity of certain natural disasters that can lead to operational risks.

The Company continues to monitor the economic environment and other potential impacts relating to the COVID-19 pandemic. The Company has maintained effective operations and levels of policyholder service throughout the course of the pandemic.

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

The NAIC adopted revisions to SSAP No. 48 “Joint Ventures, Partnerships and Limited Liability Companies”, SSAP No. 30 “Common Stock” and SSAP No. 32 “Preferred Stock” regarding residual investments. The amended guidance clarified that equity investments issued from entities that are in substance securitization vehicles are to be reported as residual investments. The adoption of this guidance had no impact to the Company’s surplus, but required the reclassification of $3 million of investments in limited partnerships as residual investments.

The NAIC adopted INT 23-01, which is an interpretation that prescribes limited-time, optional, statutory accounting guidance as an exception to the existing guidance detailed in SSAP No. 7 “Asset Valuation Reserve and Interest Maintenance Reserve” and the annual statement instructions that requires non-admittance of a negative IMR. Under the INT, reporting entities are allowed to admit negative IMR if certain criteria are met. The adoption of this guidance allowed the Company to admit $328 million of negative IMR at December 31, 2023, which increased the Company’s total assets. There was no impact to net income from this change. New disclosures required under the INT have been included in Note 6 - Investments.

The NAIC adopted revisions to SSAP No. 86 “Derivatives”, which adopt with modification U.S. GAAP guidance in determining hedge effectiveness. More specifically, SSAP No. 86 was modified to incorporate measurement guidance for excluded components when measuring hedge effectiveness of foreign currency swaps and foreign currency forwards. In addition, new guidance was added regarding the portfolio layer method and partial term hedges for fair value hedges. The Company adopted this guidance on January 1, 2023 with no impact to surplus at adoption. New disclosures related to this guidance were added to Note 7 - Derivative Instruments and Risk Management.

The NAIC adopted revisions to SSAP No. 43R “Loan-Backed and Structured Securities” to require residual tranches of securitizations to be reported as other invested assets at the lower of cost or market. Residual tranches have been defined under SSAP 43R as those investments in a securitization that have no contractual payments, whether principal or interest, or both and where payment to the holders of the instruments only occurs after contractual interest and principal payments have been made to the other tranches in the securitization based on any remaining funds. The Company adopted this guidance at December 31, 2022 and reclassified residual tranches with a book value of $94 million from Bonds to Other invested assets. The reclassification had no impact on income or surplus.

The NAIC adopted revisions to SSAP No. 25 “Affiliates and Other Related Parties” in 2022, with additional revisions issued in 2023, to clarify that for entities not controlled by voting interests, such as limited partnerships, trusts and other special purpose entities, control may be held by a general partner, servicer, or by other arrangements. The ability of the reporting entity or its affiliates to direct the management and policies of an entity through such arrangements shall constitute control as defined in SSAP 25. Updates were also adopted in SSAP 43R to clarify that investments from any arrangement that results in direct or indirect control of an investee, which include but are not limited to control through a servicer or other controlling arrangement, shall be reported as affiliated in accordance with SSAP 25. The Company invests in asset-backed securities issued by securitization vehicles that are managed by its asset management affiliates. These investments do not have any credit risk exposure to affiliates, but are now reported as affiliated investments in Note 6 - Investments based on the revisions adopted. Reporting these investments as affiliated only impacted disclosures and had no impact on the Company’s income or surplus.

18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS (continued)

The NAIC adopted revisions to Statement of Statutory Accounting Principles (“SSAP”) 32 “Preferred Stock.” The revisions include definitions, measurement and impairment guidance. The revisions require perpetual preferred stock and mandatory convertible preferred stock to be reported at fair value, not to exceed any current effective call price, among other changes. The Company adopted this guidance on January 1, 2021, which increased statutory surplus by $14 million.

In 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting under U.S. GAAP. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2024. The Company is performing an ongoing evaluation of the impact of reference rate reform on its contracts and hedging relationships. Since most of the Company’s contracts and hedging relationships are expected to meet the criteria for applying the accounting expedients listed in the Interpretation, reference rate reform has no material impact to the Company’s surplus or net income at December 31, 2023.

NOTE 6—INVESTMENTS

Bonds

The carrying value and estimated fair value of bonds by maturity at December 31, 2023 and 2022, were as follows (in millions):

	2023		2022
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$7,562	$7,396	$5,257	$5,138
Due after one year through five years(1)	40,965	39,741	35,959	34,142
Due after five years through ten years	25,625	23,810	26,066	23,167
Due after ten years	27,905	24,094	26,535	21,485

Total	$102,056	$95,041	$93,817	$83,932

(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and two affiliated bonds issued by NYL Investment Management Holdings LLC (“NYL Investments”). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities (“ABS”) are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $44 million and $2,126 million at December 31, 2023 and 2022, respectively, and cash equivalents with a carrying value of $1,875 million and $4,485 million at December 31, 2023 and 2022, respectively, are due in one year or less. Carrying value approximates fair value for these investments.

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

At December 31, 2023 and 2022, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2023
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,663	$12	$1,237	$4,438
All other governments	247	3	17	233
U.S. special revenue and special assessment	10,509	59	1,011	9,557
Industrial and miscellaneous unaffiliated	81,761	613	5,402	76,972
Parent, subsidiaries, and affiliates(1)	3,120	1	34	3,087
SVO identified funds	755	—	—	755

Total	$102,056	$687	$7,702	$95,041

(1) The balance includes $241 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

	2022
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,532	$4	$1,209	$4,327
All other governments	172	1	17	156
U.S. special revenue and special assessment	10,805	17	1,329	9,493
Industrial and miscellaneous unaffiliated	73,324	139	7,394	66,069
Parent, subsidiaries, and affiliates(1)	3,149	1	98	3,052
SVO identified funds	835	—	—	835

Total	$93,817	$162	$10,047	$83,932

(1) The balance includes $200 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

Common and Preferred Stocks

The following table presents the carrying value and change in unrealized gains (losses) of common and preferred stocks at December 31, 2023 and 2022 (in millions):

	2023		2022
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$615	$(172)	$1,236	$(217)
Preferred stocks	44	(3)	49	(2)

Total	$659	$(175)	$1,285	$(219)

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Mortgage Loans

The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2023 were 12.7% and 5.5% and funded during 2022 were 7.8% and 2.3%, respectively. For 2023 and 2022, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 92.4% (average percentage was 58.0% and 54.5% at December 31, 2023 and 2022, respectively). For 2023 and 2022, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80.0% (average percentage was 46.4% and 49.4% at December 31, 2023 and 2022, respectively). The Company has no significant credit risk exposure to any one individual borrower.

The majority of the Company’s commercial mortgage loans were held in a form of participations with the carrying value of $15,185 million and $15,457 million at December 31, 2023 and 2022, respectively. These loans were originated or acquired by New York Life. Refer to Note 11 - Related Party Transactions for more detail on these transactions.

At December 31, 2023 and 2022, the distribution of the mortgage loan portfolio by property type and geographic location was as follows (in millions):

	2023		2022
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Industrial	$4,713	30.4%	$3,998	25.7%
Apartment buildings	4,225	27.3	4,672	30.1
Office buildings	3,304	21.3	3,752	24.1
Retail facilities	2,742	17.7	2,773	17.8
Hotels	301	1.9	330	2.1
Other	195	1.3	14	0.2
Residential	4	—	5	—

Total	$15,484	100.0%	$15,544	100.0%

	2023		2022
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
Central	$4,331	28.0%	$4,245	27.3%
Pacific	3,641	23.5	3,798	24.4
South Atlantic	3,530	22.8	3,598	23.1
Middle Atlantic	3,215	20.8	3,081	19.8
New England	673	4.3	805	5.2
Other	93	0.6	17	0.2

Total	$15,484	100.0%	$15,544	100.0%

At December 31, 2023 and 2022, mortgage loans of $110 million and $110 million, respectively, were past due 90 days and over.

The Company maintains a watchlist of commercial mortgage loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income and expense hurdles, major tenant or

21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

borrower issues, the economic climate, and catastrophic events, among others. Collateral securing loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans.

Fair value of the collateral for commercial mortgages (excluding credit loans) over $10 million is generally updated every three years, unless a more current appraisal is warranted. For portfolio loans, which are collateralized by multiple commercial properties, inspections are done every three years for approximately 50% of the properties in the portfolio. Commercial mortgages less than $10 million have an on-site inspection performed by an external inspection service generally every three years. If the loan is determined to be potentially troubled, the loan is more frequently monitored as to its status. Certain properties that serve as collateral for commercial mortgages have been placed on a different schedule to address additional risks that resulted from rising interest rates or distress in the market due to return to work issues. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2023 and 2022, LTVs on the Company’s mortgage loans were as follows (in millions):

	2023
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Industrial	Retail Facilities	Hotels	Residential	Other	Total
Above 95%	$—	$254	$—	$—	$—	$—	$—	$254
91% to 95%	6	47	—	110	—	—	8	171
81% to 90%	70	462	—	203	36	—	—	771
71% to 80%	91	394	110	254	—	—	14	862
Below 70%	4,059	2,147	4,603	2,176	265	4	173	13,426

Total	$4,225	$3,304	$4,713	$2,742	$301	$4	$195	$15,484

	2022
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Industrial	Retail Facilities	Hotels	Residential	Other	Total
Above 95%	$14	$107	$—	$—	$—	$—	$—	$121
91% to 95%	—	—	—	110	—	—	—	110
81% to 90%	—	17	—	109	23	—	—	149
71% to 80%	279	257	91	308	40	—	2	977
Below 70%	4,379	3,371	3,907	2,246	267	5	12	14,187

Total	$4,672	$3,752	$3,998	$2,773	$330	$5	$14	$15,544

At December 31, 2023 and 2022, impaired mortgage loans were as follows (in millions):

	2023
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$—	$—	$—	$—
Commercial	191	72	110	150	14	11

Total	$191	$72	$110	$150	$14	$11

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2022
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$—	$1	$—	$—
Commercial	—	—	110	58	8	8

Total	$—	$—	$110	$59	$8	$8

Other Invested Assets

The carrying value of other invested assets at December 31, 2023 and 2022 consisted of the following (in millions):

	2023	2022
Investment in MCF	$1,238	$1,316
Limited partnerships and limited liability companies	1,515	1,476
Other investments	509	623
Real estate investment property	91	93
LIHTC investments	217	197
Loan to affiliate	13	16

Total other invested assets	$3,583	$3,721

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2023, 2022 and 2021 consisted of the following (in millions):

	2023		2022		2021
	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)
Investment in MCF	$345	$(79)	$176	$29	$137	$169
Limited partnerships and limited liability companies	28	(58)	11	(12)	42	176
Other investments	25	(5)	11	(7)	9	—
Real estate investment property	17	—	22	—	11	—
LIHTC investments	(17)	—	(10)	—	(12)	—
Loans to affiliates	1	—	1	—	—	—

Total other invested assets	$399	$(142)	$211	$10	$187	$345

(1) Includes unrealized foreign exchange gains (losses) of $2 million, $(18) million and less than $1 million in 2023, 2022, and 2021, respectively.

Investment in MCF consists of the Company’s equity investment in this affiliate. The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position.

Limited partnerships and limited liability companies primarily consist of limited partnership interests in leveraged buy-out funds, mezzanine funds, real estate funds, and other private equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Capital and Surplus.

23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Other investments consist primarily of investments in surplus notes, preferred units of limited partnerships, residual tranches of securitizations, and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 1 year to 13 years. During 2023, 2022 and 2021, the Company recorded amortization on these investments under the proportional amortized cost method of $17 million, $10 million, and $12 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $20 million, $12 million, and $15 million for 2023, 2022 and 2021, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 1 years to 16 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews.

Assets on Deposit or Pledged as Collateral

At December 31, 2023 and 2022, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2023
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.3%	0.3%
Subject to reverse repurchase agreements	210	185	25	—	210	0.1	0.1
Subject to dollar repurchase agreements	—	—	—	—	—	0.0	0.0
Letter stock or securities restricted as to sale -excluding Federal Home Loan Bank (“FHLB”) capital stock	37	38	(1)	—	37	0.0	0.0
FHLB capital stock	25	25	—	—	25	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Pledged as collateral not captured in other categories	10	3	7	—	10	0.0	0.0

Total restricted assets	$961	$930	$31	$—	$961	0.5%	0.5%

24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2022
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	185	140	45	—	185	0.1	0.1
Subject to dollar repurchase agreements	—	—	—	—	—	0.0	0.0
Letter stock or securities restricted as to sale -excluding FHLB capital stock	38	40	(2)	—	38	0.0	0.0
FHLB capital stock	25	29	(4)	—	25	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Pledged as collateral not captured in other categories	3		3	—	3	0.0	0.0

Total restricted assets	$930	$888	$42	$—	$930	0.5%	0.5%

Loaned Securities and Repurchase Agreements

The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third-parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2023, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2023 was $688 million with a fair value of $658 million. At December 31, 2022, the carrying value was $740 million, with a fair value of $657 million. The reinvested collateral is reported in bonds, and Cash, cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $707 million and $701 million at December 31, 2023 and 2022, respectively.

At December 31, 2023, the carrying value and fair value of securities held under agreements to purchase and resell was $210 million, which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of 2 days and a weighted average yield of 5.3%. At December 31, 2022, the carrying value and fair value of securities held under agreements to purchase and resell was $185 million which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of three days and a weighted average yield of 4.3%.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2023 and 2022, the Company was not a party to any dollar repurchase agreements in the general account. At December 31, 2023 and 2022, the Company was not a party to any dollar repurchase agreements in the separate accounts.

25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Collateral Received

At December 31, 2023 and 2022, assets received as collateral reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral, were as follows ($ in millions):

	2023
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	838	838	0.6	0.6

Total	$1,513	$1,513	1.1%	1.1%

	2022
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	831	831	0.6	0.6

Total	$1,506	$1,506	1.1%	1.1%

	2023		2022
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.5%	$675	0.5%
Other liabilities (derivatives)	823	0.6	813	0.6
Separate accounts liabilities (derivatives)	14	—	17	—

Total	$1,513	1.1%	$1,506	1.1%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Composition of Collateral Received

The following tables present the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2023 and 2022 (in millions):

	2023
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$84	$—	$—	$—	$—	$84
U.S. government corporation & agencies	1	—	—	—	—	1
Foreign governments	3	—	—	—	—	3
U.S. corporate	498	—	—	—	—	498
Foreign corporate	89	—	—	—	—	89

Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

	2022
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
U.S. government corporation & agencies	$1	$—	$—	$—	$—	$1
Foreign governments	4	—	—	—	—	4
U.S. corporate	538	—	—	—	—	538
Foreign corporate	132	—	—	—	—	132

Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

At December 31, 2023 and 2022, there were no separate account securities cash collateral received under securities lending agreements.

27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Reinvestment of Collateral Received

The following tables present the term and aggregate fair value at December 31, 2023 and 2022 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	2023		2022
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	429	429	512	512
31 to 60 days	37	37	—	—
61 to 90 days	42	42	—	—
91 to 120 days	—	—	—	—
121 to 180 days	6	6	—	—
181 to 365 days	36	36	18	18
1 to 2 years	86	86	104	103
2 to 3 years	70	70	68	68
Greater than 3 years	—	—	—	—

Total collateral reinvested	$706	$707	$702	$701

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.

Reverse Repurchase Agreement Transactions

The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party reverse repurchase agreements at December 31, 2023 and 2022 (in millions):

	2023		2022
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$—	$—	$—	$—
2 Days to 1 Week	$221	$210	$199	$185
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2023 and 2022, the Company did not have any defaulted reverse repurchase agreements.

28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2023 and 2022 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2023	$221	$210
Third Quarter 2023	$224	$210
Second Quarter 2023	$222	$221
First Quarter 2023	$221	$206

Fourth Quarter 2022	$199	$185
Third Quarter 2022	$174	$151
Second Quarter 2022	$141	$131
First Quarter 2022	$141	$131

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreement transactions by remaining contractual maturity for four quarters of 2023 and 2022 (in millions):

	Overnight and Continuous	30 days or Less	31 to 90 Days	> 90 Days
Maximum Amount
Fourth Quarter 2023	$—	$—	$—	$226
Third Quarter 2023	$—	$—	$—	$228
Second Quarter 2023	$—	$—	$—	$226
First Quarter 2023	$—	$—	$—	$225

Fourth Quarter 2022	$—	$—	$—	$203
Third Quarter 2022	$—	$—	$—	$177
Second Quarter 2022	$—	$—	$—	$144
First Quarter 2022	$—	$—	$—	$143

Ending Balance
Fourth Quarter 2023	$—	$—	$—	$215
Third Quarter 2023	$—	$—	$—	$214
Second Quarter 2023	$—	$—	$—	$226
First Quarter 2023	$—	$—	$—	$210

Fourth Quarter 2022	$—	$—	$—	$189
Third Quarter 2022	$—	$—	$—	$154
Second Quarter 2022	$—	$—	$—	$133
First Quarter 2022	$—	$—	$—	$133

At December 31, 2023, and 2022, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as “5GI Securities” ($ in millions):

General Account	2023			2022
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds—amortized cost	9	$14	$13	2	$1	$1
Loan-backed and structured securities -amortized cost	43	44	47	28	11	12

Total general account	52	$58	$60	30	$12	$13

Separate account:
Loan-backed and structured securities -amortized cost	2	$—	$1	2	$1	$1

Total separate account	2	$—	$1	2	$1	$1

Wash Sales

In the course of the Company’s investment management activities, securities may be sold and repurchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The details by NAIC designation of 3 or below, or unrated, securities sold during the years ended December 31, 2023 and 2022, and reacquired within 30 days of the sale date are as follows ($ in millions):

2023
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	1	$1	$1	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock(1)		5	—	—	—

		6	$1	$1	$—

(1) Book value of securities sold and cost of securities repurchased are both less than a million.

30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

2022
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock(1)		1	—	—	—

		1	$—	$—	$—

(1) Book value of securities sold and cost of securities repurchased are both less than $1 million.

Admitted Negative IMR

The Company admitted all of its negative IMR in the general account and the insulated separate accounts at December 31, 2023, which was $328 million and less than a million, respectively. Of the $328 million in the general account, $68 million relates to cumulative realized gains on bonds and $396 million relates to cumulative realized losses on derivatives. The Company’s IMR balance includes interest-related realized gains and losses arising from sales of its fixed income investments that are done in compliance with the Company’s investment management policies. The Company’s IMR balance includes interest-related realized gains and losses arising from sales of its fixed income investments that are made in compliance with the Company’s investment management policies. The Company engages in prudent portfolio management that may require sales of its fixed income investments in order to rebalance the portfolio and match the duration of the Company’s insurance liabilities. Proceeds from the sale of fixed income investments made for these purposes are reinvested in similar assets. If sales are executed due to liquidity pressures related to the Company’s insurance contracts (i.e., excess withdrawal activity), any related realized gains and losses are not deferred into the IMR. The Company did not have any excess withdrawals as of December 31, 2023.

The Company’s general account IMR balance includes interest-related losses on derivatives of $396 million. This amount includes gross gains of $104 million and gross losses of $432 million on derivatives that were reported at amortized cost; and gross gains of $329 million and gross losses of $397 million on derivatives that were reported at fair value. There were no gains or losses in the insulated separate accounts. The Company uses different derivative instruments to manage interest rate risk. Derivatives trading is made in accordance with the Company’s investment management policies and is in accordance with the Company’s derivatives use plan, which is filed with NYSDFS. The Company is allowed to include realized gains and losses arising from the sale of derivatives carried at fair value while held s as the Company’s policy has historically been to defer in the IMR realized gains and losses from all of its interest rate hedges where the underlying is subject to the IMR regardless of whether the derivative is reported at fair value or amortized cost.

31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Negative IMR was admitted up to 10% of the Company’s adjusted Capital and Surplus. Capital and Surplus was adjusted to exclude net positive admitted goodwill, electronic data processing equipment and operating system software, admitted negative IMR, and net deferred tax assets. The computation of adjusted Capital and Surplus for purposes of negative IMR admissibility is included below (in millions):

	Calculation of Limitation as of
	September 30, 2023	December 31, 2023
Capital and surplus	$8,711
Less:
Admitted positive goodwill	—
Admitted EDP equipment and operating system software	—
Admitted net deferred taxes	605
Exclude admitted disallowed IMR-GA	$296
Exclude admitted disallowed IMR-SA	$—

Total adjustments	901

Adjusted capital and surplus	$7,810

Limitation on amount of negative IMR (adjusted capital and surplus times 10%)	$781
Current period reported admitted negative IMR in GA		$328
Current period negative IMR, reported as an asset in the Separate Accounts		—

Total admitted negative IMR		$328
Current period admitted negative IMR as a % of prior period adjusted capital and surplus		4%

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity and currency risk, and to replicate otherwise permissible investments. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate and equity futures, interest rate, total return, credit default and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require initial and daily variation margin collateral postings. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company manages its credit risk by entering into transactions with creditworthy counterparties, using master netting arrangements, and obtaining collateral where appropriate. The Company also deals with a large number of counterparties, thus limiting its exposure to any single counterparty. The Company monitors credit exposures to its OTC-bilateral counterparties by limiting transactions within specified dollar limits and adjusting transaction levels where appropriate, to minimize risk. All of the net credit exposure for the Company from derivatives transactions is with investment-grade counterparties. In addition, certain of the Company’s agreements require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the agreements or full collateralization of the positions thereunder. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Collateralization plays a central role in the Company’s mitigation of risk related to derivatives. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSAs”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. CSAs define the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The Variation Margin CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. Cash collateral received by the Company under Variation Margin CSAs is invested in short-term investments. The Company also enters into Initial Margin CSAs with many of its OTC-bilateral counterparties. These documents require additional margin to be posted to and collected from counterparties to OTC-bilateral derivatives to cover market movements over a ten day close-out period. This “initial margin” must be maintained at a third-party custodian, without any right of rehypothecation. Securities posted by the Company as collateral under derivative contracts continue to be reported as assets in the Company’s Statutory Statements of Financial Position. Securities received as collateral under derivative contracts are not reported in the Company’s Statutory Statements of Financial Position.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2023 and 2022, the Company held collateral for derivatives of $574 million and $710 million, respectively, including $73 million and $169 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $10 million and $7 million at December 31, 2023 and 2022, respectively.

Interest Rate Risk Management

The Company enters into interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company’s fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.

Currency Risk Management

The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

Equity Risk Management

The Company purchases equity options and equity futures to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

Replication Transactions

Bond forwards are paired with other investment grade bonds in replication transactions to generate the return and price risk of long-dated fixed income securities.

Credit default swaps are paired with investment grade bonds in replication transactions to generate the return and price risk of long dated corporate bonds.

34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2023 and 2022 (in millions):

	2023
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$265	$15	$3	$16	$2
Interest rate swaps	Interest	12	1	—	—	—

Subtotal cash flow hedges		276	15	3	16	2
Fair value hedges:
Foreign currency swaps	Currency	1,025	36	36	32	26
Replications:
Bond forwards	Interest	250	—	82	—	—
Credit default swaps	Interest	275	5	—	2	—

Subtotal replications		525	5	82	2	—

Total derivatives qualifying and designated		1,826	56	122	49	28

Derivatives not designated:
Foreign currency forwards	Currency	238	2	3	2	3
Foreign currency swaps	Currency	3,828	410	28	410	28
Futures	Interest	459	1	—	1	—
Equity options	Equity	14,281	222	—	222	—
Interest rate options	Interest	4,574	20	—	20	—
Interest rate swaps	Interest	8,633	492	162	492	162
Bond forwards	Interest	225	—	11	—	11

Total derivatives not designated		32,237	1,147	205	1,147	205

Total derivatives		$34,063	$1,203	$327	$1,196	$233

(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.

(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2022
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$277	$29	$1	$25	$—
Interest rate swaps	Interest	12	1	—	—	—

Subtotal cash flow hedges		289	30	1	25	—
Replications:
Bond forwards	Interest	900	—	308	—	—
Credit default swaps	Interest	250	3	—	3	—

Subtotal replications		1,150	3	308	3	—

Total derivatives qualifying and designated		1,439	33	309	28	—

Derivatives not designated:
Foreign currency forwards	Currency	335	5	12	5	12
Foreign currency swaps	Currency	4,313	721	4	721	4
Futures	Interest	173	—	—	—	—
Equity options	Equity	3,391	52	—	52	—
Interest rate options	Interest	6,015	73	—	73	—
Interest rate swaps	Interest	8,588	481	310	481	310

Total derivatives not designated		22,815	1,332	326	1,332	326

Total derivatives		$24,254	$1,365	$635	$1,360	$326

(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.

(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

Derivatives Qualifying and Designated

Cash Flow Hedges

The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2023, 2022 and 2021 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2023	2022	2021	2023	2022	2021	2023	2022	2021
Foreign currency swaps	$(12)	$20	$11	$2	$1	$2	$3	$3	$2
Interest rate swaps	—	—	—	—	—	—	—	—	1

Total	$(12)	$20	$11	$2	$1	$2	$3	$3	$3

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Fair Value Hedges

The Company’s fair value hedges primarily consist of hedges of foreign currency denominated assets whereby the Company enters into foreign currency swaps to hedge its foreign currency exposure. Derivative instruments used in fair value hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company excludes the cross-currency basis spread in its foreign currency swaps from the assessment of effectiveness as allowed under SSAP No. 86. The fair value of the cross-currency basis spread on the Company’s foreign currency swaps, which was excluded from the assessment of effectiveness at December 31, 2023 was $(7) million.

	Gain or (Loss) Recognized in Surplus(1)			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2023	2022	2021	2023	2022	2021	2023	2022	2021
Foreign currency swaps	$(37)	$—	$—	$1	$—	$—	$7	$—	$—

Total	$(37)	$—	$—	$1	$—	$—	$7	$—	$—

Derivatives Replications

The following table presents the effects of derivatives in replication relationships for the years ended December 31, 2023, 2022 and 2021 (in millions):

	Gain or (Loss) Recognized in Surplus(1)			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2023	2022	2021	2023	2022	2021	2023	2022	2021
Bond forwards	$—	$—	$—	$(227)	$(29)	$(173)	$7	$12	$19
Credit default swaps	—	—	—	—	—	—	—	1	—

Total	$—	$—	$—	$(227)	$(29)	$(173)	$7	$13	$19

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Derivatives Not Designated

The following table summarizes the surplus and net income impact on derivative instruments not designated for the years ended December 31, 2023, 2022 and 2021 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2023	2022	2021	2023	2022	2021	2023	2022	2021
Equity options	$61	$(14)	$5	$23	$(8)	$(4)	$—	$—	$—
Foreign currency forwards	6	(13)	19	(12)	39	—	—	—	—
Foreign currency swaps	(293)	420	161	42	(12)	(3)	52	61	42
Futures	(8)	—	—	(11)	(5)	(87)	—	—	—
Interest rate options	(54)	40	3	(10)	1	5	1	(3)	(6)
Interest rate swaps	152	(59)	(27)	6	—	(4)	(102)	(3)	22
Bond forwards	(11)	—	—	—	—	—	—	—	—
Total return swap	—	—	73	—	—	(147)	—	—	—

Total	$(146)	$374	$234	$37	$15	$(240)	$(48)	$55	$58

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

NOTE 8—SEPARATE ACCOUNTS

Separate Accounts Activity

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including VUL insurance products guaranteed, VUL insurance products non-guaranteed, VA products non-guaranteed, UL insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within separate accounts, the classification of the separate accounts is subject to Section 2932 of the Delaware Insurance Code and the regulations thereunder. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The assets legally and not legally insulated from the general account at December 31, 2023 and 2022 are attributed to the following products or transactions (in millions):

	2023		2022
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed	$35,691	$37	$32,602	$38
VUL insurance products non-guaranteed	13,116	—	10,550	2
UL insurance products guaranteed	6,313	39	6,404	34
VUL insurance products guaranteed	189	20	156	22

Total	$55,309	$96	$49,712	$96

(1) Separate accounts assets classified as not legally insulated support $59 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $17 million of surplus, $17 million of derivatives, $2 million of payable for securities, and $1 million of other liabilities.

(2) Separate accounts assets classified as not legally insulated support $40 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $31 million of surplus, $20 million of derivatives, $3 million of other liabilities, and $2 million of payable for securities.

Guaranteed Separate Accounts

The Company maintains four guaranteed separate accounts for UL insurance policies and one guaranteed separate account for a private placement VUL policy, with assets of $6,562 million and $6,615 million at December 31, 2023 and 2022, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.

Non-Guaranteed Separate Accounts

The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $48,844 million and $43,193 million at December 31, 2023 and 2022, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.

Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2023	$65
2022	$67
2021	$62
2020	$57
2019	$54

39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2023	$12
2022	$12
2021	$4
2020	$5
2019	$3

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company at and for the years ended December 31, 2023 and 2022 is as follows (in millions):

	2023
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$—	$—	$3,046	$3,046

Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$47,728	$47,728
Amortized cost	5,792	710	—	6,502

Total reserves	$5,792	$710	$47,728	$54,230

By withdrawal characteristics:
With fair value adjustment	$5,792	$710	$—	$6,502
At fair value	—	—	47,728	47,728

Total reserves	$5,792	$710	$47,728	$54,230

	2022
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$—	$—	$2,539	$2,539

Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$42,088	$42,088
Amortized cost	6,035	516	—	6,551

Total reserves	$6,035	$516	$42,088	$48,639

By withdrawal characteristics:
With fair value adjustment	$6,035	$516	$—	$6,551
At fair value	—	—	42,088	42,088

Total reserves	$6,035	$516	$42,088	$48,639

40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2023	2022	2021
Transfers to separate accounts	$3,046	$2,540	$4,058
Transfers from separate accounts	(3,694)	(2,096)	(2,211)

Net transfers (from)/to separate accounts	$(648)	$444	$1,847

Reconciling Adjustment:
Change in reserve valuation basis(1)	$—	$—	$62

Net transfers (from)/to separate accounts	$(648)	$444	$1,909

(1) Refer to Note 12 - Insurance liabilities for more details on change in reserve valuation basis.

NOTE 9—FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, “Fair Value Measurements”. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Determination of Fair Value

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process. At December 31, 2023 and 2022, the Company did not have any price challenges on general account and separate account securities for what it received from third party pricing services.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the estimated fair value and carrying value of the Company’s financial instruments at December 31, 2023 and 2022 (in millions):

	2023
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$95,041	$102,056	$755	$89,789	$4,497	$—
Preferred stocks	44	44	—	16	28	—
Common stocks(1)	615	615	590	—	25	—
Mortgage loans	14,534	15,484	—	—	14,534	—
Cash, cash equivalents and short-term investments	1,696	1,696	217	1,479	—	—
Derivatives	1,203	1,196	—	1,203	—	—
Derivatives collateral	137	137	—	137	—	—
Other invested assets(1)	598	593	—	126	472	—
Investment income due and accrued	1,005	1,005	—	1,005	—	—
Separate accounts assets	54,822	55,405	47,291	5,012	934	1,585

Total assets	$169,695	$178,231	$48,853	$98,767	$20,490	$1,585

Liabilities:
Deposit fund contracts:
Annuities certain	$1,219	$1,257	$—	$—	$1,219	$—
Derivatives	327	233	—	327	—	—
Derivatives collateral	823	823	—	823	—	—
Amounts payable under securities lending agreements	678	678	—	678	—	—
Payable to parent and affiliates	131	131	—	131	—	—
Separate accounts liabilities - derivatives	22	18	—	18	4	—

Total liabilities	$3,200	$3,140	$—	$1,977	$1,223	$—

(1) Excludes investments accounted for under the equity method.

43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	2022
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$83,932	$93,817	$835	$79,509	$3,588	$—
Preferred stocks	49	49	—	15	34	—
Common stocks(1)	1,236	1,236	1,057	7	116	56
Mortgage loans	14,360	15,544	—	—	14,360	—
Cash, cash equivalents and short-term investments	6,401	6,401	170	6,231	—	—
Derivatives	1,365	1,360	—	1,361	4	—
Derivatives collateral	306	306	—	306	—	—
Other invested assets(1)	528	528	—	114	414	—
Investment income due and accrued	851	851	—	851	—	—
Separate accounts assets	49,048	49,808	42,069	4,838	994	1,147

Total assets	$158,076	$169,900	$44,131	$93,232	$19,510	$1,203

Liabilities:
Deposit fund contracts:
Annuities certain	$1,010	$1,077	$—	$—	$1,010	$—
Derivatives	635	326	—	635	—	—
Derivatives collateral	813	813	—	813	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Payable to parent and affiliates	140	140	—	140	—	—
Separate accounts liabilities - derivatives	27	22	—	22	5	—

Total liabilities	$3,300	$3,053	$—	$2,285	$1,015	$—

(1) Excludes investments accounted for under the equity method.

Bonds

For U.S. SAP, bonds reported as Level 1 represent investments in certain SVO approved ETF and mutual funds. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. All other ETFs and mutual funds are classified and accounted for as common stock.

Securities priced using a pricing service are generally classified as Level 2. Third-party pricing services generally use an income-based valuation approach by using a discounted cash-flow model or it may also use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds, which the Company has determined are observable inputs.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF had a carrying value of $2,117 million and a fair value of $2,106 million at December 31, 2023, and a carrying value of $2,187 million and a fair value of $2,128 million at December 31, 2022. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $740 million at December 31, 2023, and a carrying value of $762 million and a fair value of $729 million at December 31, 2022. The fair value of this security is calculated internally using observable inputs and is therefore classified as Level 2.

Preferred Stocks

Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.

Common Stocks

These securities are comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, net asset value (“NAV”) is used as a practical expedient.

Mortgage Loans

The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions, which takes into account matters such as property type, LTV and remaining term of each loan, etc. The spread is a significant component of the pricing inputs, and therefore, these investments are classified as Level 3.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued

Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short term investments, and investment income due and accrued, carrying value approximates fair value and is classified as Level 2.

Derivatives

The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility and other factors. Exchange-traded derivatives are valued using a market approach as fair value is based on quoted prices in active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

Derivatives Collateral

The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature and are classified as Level 2.

Other Invested Assets

Other invested assets are principally comprised of LIHTC investments and surplus notes, an affiliated loan, preferred units of a limited partnership, and other investments with characteristics of debt. Surplus Notes are valued using prices from third-party pricing services that generally use a discounted cash-flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. The fair value of the affiliated loan and the LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments for details on LIHTC investments). The fair value of investments with debt characteristics and the fair value of the majority of residual tranches of securitizations is derived using an income valuation approach, which is based on a discounted cash flow calculation that may or may not use observable inputs and therefore is classified as Level 3. The fair value of the preferred units in a limited partnership is derived internally based on market comparable preferred units and recent transactions by the limited partnership. The valuation technique used required inputs that were both unobservable and significant and therefore classified as Level 3.

Separate Accounts Assets

Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of ETFs, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2023
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-Strategy	$1,474	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge Fund	Fixed Income Arbitrage	51	—	Quarterly	100 days or less
Hedge Fund	Sector Investing	—	—	Monthly	30 days
Hedge Fund	Long/Short Equity	4	—	Monthly	30 days
Private Equity	Venture Capital	56	—	Quarterly	95 days
Mutual Fund	Multi Strategy, Global Allocation	—	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)

		$1,585	$—

2022
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-Strategy	$1,067	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge Fund	Fixed Income Arbitrage	27	—	Quarterly	100 days or less
Hedge Fund	Sector Investing	24	—	Monthly	30 days
Hedge Fund	Long/Short Equity	4	—	Monthly	30 days
Private Equity	Venture Capital	25	—	Quarterly	95 days
Mutual Fund	Multi Strategy, Global Allocation	56	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)

		$1,203	$—

Annuities Certain

Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate Accounts Liabilities – Derivatives

For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the balances of assets and liabilities measured at fair value at December 31, 2023 and 2022 (in millions):

	2023
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$755	$—	$—	$—	$755
Non-agency ABS	—	—	—	—	—

Total bonds	755	13	—	—	768
Preferred stocks	—	15	28	—	43
Common stocks	590	—	25	—	615
Derivatives	1	1,146	—	—	1,147
Separate accounts assets	47,260	9	—	1,585	48,854
Other invested assets	—	—	158	—	158

Total assets at fair value	$48,606	$1,183	$211	$1,585	$51,585

Liabilities at fair value
Derivatives	$—	$205	$—	$—	$205
Separate accounts liabilities - derivatives(1)	—	2	—	—	2

Total liabilities at fair value	$—	$207	$—	$—	$207

(1) Separate account contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

	2022
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$835	$—	$—	$—	$835
Non-agency ABS	—	—	6	—	6

Total bonds	835	—	6	—	841
Preferred stocks	—	15	34	—	49
Common stocks	1,057	7	116	56	1,236
Derivatives	—	1,328	4	—	1,332
Separate accounts assets	42,046	9	17	1,147	43,219
Other invested assets	—	—	87	—	87

Total assets at fair value	$43,938	$1,359	$264	$1,203	$46,764

Liabilities at fair value
Derivatives	$—	$326	$—	$—	$326
Separate accounts liabilities - derivatives(1)	—	3	—	—	3

Total liabilities at fair value	$—	$329	$—	$—	$329

(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The tables below present a rollforward of Level 3 assets and liabilities for the years ended December 31, 2023 and 2022 (in millions):

2023
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-agency ABS	6	—	(6)	—	—	—	—	—	—	—

Total bonds	6	—	(6)	—	—	—	—	—	—	—
Preferred Stocks	34	—	—	(1)	(5)	—	—	—	—	28
Common stocks	116	—	—	67	(79)	—	—	(79)	—	25
Derivatives	4	—	(4)	—	—	—	—	—	—	—
Separate accounts assets	17	—	(3)	11	(13)	—	—	(12)	—	—
Other invested assets	87	38	—	(30)	(6)	78	—	(9)	—	158

Total	$264	$38	$(13)	$47	$(103)	$78	$—	$(100)	$—	$211

2022
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-agency ABS	12	—	(3)	—	(1)	7	—	—	(9)	6

Total bonds	12	—	(3)	—	(1)	7	—	—	(9)	6
Preferred stocks	34	—	—	—	—	—	—	—	—	34
Common stocks	74	—	—	—	46	2	—	(6)	—	116
Derivatives	—	—	—	(3)	7	—	—	—	—	4
Separate accounts assets	8	—	—	(1)	10	—	—	—	—	17
Other invested assets	87	—	—	—	—	—	—	—	—	87

Total	$215	$—	$(3)	$(4)	$62	$9	$—	$(6)	$(9)	$264

Transfers Between Levels

Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads, or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 totaled $38 million for the year ended December 31, 2023, which primarily relates to residual tranches of securitizations that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $13 million for the year ended December 31, 2023, which primarily relates to $6 million of non-agency asset-backed securities measured at fair value at the beginning of the period and measured at amortized cost at the end of the period; and derivatives securities of $4 million and separate account derivatives securities of $3 million that had price level changes from 3 to 2 due to increase in interest rates in 2023 which changed the market to active and observable.

49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Transfers into Level 3 is less than $1 million for the year ended December 31, 2022, which primarily relates to a U.S. corporate security measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $3 million for the year ended December 31, 2022, which primarily relates to non-agency asset-backed securities measured at fair value at the beginning of the period and measured at amortized cost at the end of the period.

There were no liabilities measured at fair value at December 31, 2023 and 2022.

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2023, 2022, and 2021 were as follows (in millions):

	2023	2022	2021
Bonds	$4,091	$3,361	$3,319
Common and preferred stocks	33	23	32
Mortgage loans	757	638	632
Policy loans	53	53	64
Other invested assets[1]	419	221	197
Short-term investments	156	55	2
Derivative instruments	(30)	71	80

Gross investment income	5,479	4,422	4,326
Investment expenses	(266)	(192)	(169)

Net investment income	5,213	4,230	4,157
Net gain from separate accounts	60	46	56
Amortization of IMR	3	28	48

Net investment income, including net gain from separate accounts and amortization of IMR	$5,276	$4,304	$4,261

(1) Includes real estate net investment income of $17 million, $22 million, and $11 million for the years ended December 31, 2023, 2022, and 2021, respectively. Includes dividend received from MCF of $345 million, $176 million and $137 million for the years ended December 31, 2023, 2022, and , 2021, respectively. Refer to Note 11 – Related Party Transactions.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2023 and 2022, the Company reported admitted due and accrued investment income of $1,005 million and $851 million, respectively. At December 31, 2023 and 2022, the Company did not have any nonadmitted due and accrued investment income on bonds. For certain fixed income instruments, the contractual agreement allows the issuer/borrower to defer interest (Paid-in-Kind interest). When interest is deferred, it is capitalized into principal. At December 31, 2023, the Company had paid-in-kind interest of $469 million, which has been included in the principal amount of the Company’s bonds of $432 million and mortgage loans of $36 million.

The following table shows the Company’s securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) or tender and the amount of investment income generated as a result of a prepayment penalty and/or acceleration fee ($ in millions):

	2023		2022		2021
	General Account(1)	Separate Account	General Account(1)	Separate Account	General Account(1)	Separate Account
Number of cusips	30	11	146	77	302	177
Investment income	$4	$1	$39	$3	$137	$8

(1) Included in the net investment income on bonds. Refer to net investment income table above.

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

For the years ended December 31, 2023, 2022, and 2021, net realized capital gains (losses) were as follows (in millions):

	2023	2022	2021
Bonds	$(167)	$(110)	$160
Mortgage loans	(3)	(12)	4
Common and preferred stocks	305	45	73
Other invested assets	(61)	18	(9)
Derivatives	(186)	(12)	(408)

Net realized capital losses before tax and transfers to the IMR	(112)	(71)	(180)
Less:
Capital gains tax (benefit)/expense	(41)	16	47
Net realized capital losses after tax transferred to IMR	(259)	(50)	(70)

Net realized capital gains/(losses) after tax and transfers to the IMR	$188	$(37)	$(157)

Proceeds from investments in bonds sold were $3,342 million, $3,940 million, and $1,857 million for the years ended December 31, 2023, 2022, and 2021, respectively. Gross gains of $19 million, $42 million, and $169 million in 2023, 2022 and 2021, respectively, and gross losses of $130 million, $78 million, and $26 million in 2023, 2022, and 2021, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2023, 2022 and 2021 (in millions):

	2023	2022	2021
Bonds	$22	$72	$23
Common and preferred stocks	33	14	3
Other invested assets	59	27	6
Mortgage Loans	3	12	—

Total	$117	$125	$32

Refer to Note 19 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2023 and 2022 (in millions):

	2023
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$636	$113	$3,222	$1,124	$3,858	$1,237
All other governments	22	1	142	16	164	17
U.S. Special Revenue and Special Assessment	881	68	7,013	943	7,894	1,011
Industrial and miscellaneous unaffiliated	6,557	430	51,349	4,989	57,906	5,419
Parent, subsidiaries, and affiliates(2)	139	1	2,839	33	2,978	34
SVO identified Funds	—	—	212	18	212	18

Total bonds	8,235	613	64,777	7,123	73,012	7,736

Equity securities (unaffiliated)
Common stocks	67	8	1	—	68	8
Preferred stocks	—	—	—	—	—	—

Total equity securities	67	8	1	—	68	8

Total	$8,302	$621	$64,778	$7,123	$73,080	$7,744

(1) Includes unrealized losses related to NAIC 6 bonds of $17 million and $18 million of Bond ETF MTM losses included in the statutory carrying amount.

(2) The unrealized losses include less than $1 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

	2022
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$3,921	$1,185	$132	$24	$4,053	$1,209
All other governments	98	11	34	6	132	17
U.S. Special Revenue and Special Assessment	8,247	1,291	208	38	8,455	1,329
Industrial and miscellaneous unaffiliated	55,347	6,524	6,734	870	62,081	7,394
Parent, subsidiaries, and affiliates(2)	2,789	76	208	22	2,997	98

Total bonds	70,402	9,087	7,316	960	77,718	10,047

Equity securities (unaffiliated)
Common stocks	1,048	77	19	—	1,067	77
Preferred stocks	3	1	—	—	3	1

Total equity securities	1,051	78	19	—	1,070	78

Total	$71,453	$9,165	$7,335	$960	$78,788	$10,125

(1) Includes unrealized losses related to NAIC 6 bonds of less than $1 million included in the statutory carrying amount.

(2) The unrealized losses include $3 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

At December 31, 2023, the gross unrealized loss on bonds and equity securities was comprised of approximately 10,211 and 371 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $7,443 million or 96% is related to unrealized losses on investment grade securities and $293 million or 4% is related to below investment grade securities. At December 31, 2022, the gross unrealized loss on bonds and equity securities was comprised of approximately 11,372 and 630 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $9,614 million, or 96%, is related to unrealized losses on investment grade securities and $433 million, or 4%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available.

The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $2,943 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $86 million for six months or less, $406 million for greater than six months through 12 months, and $2,451 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.

The change in unrealized capital gains (losses) for the years ended December 31, 2023, 2022 and 2021 were as follows (in millions):

	Change in Unrealized Gains (Losses)			Change in Unrealized Foreign Exchange Gains (Losses)			Total Change in Unrealized Gains (Losses)
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Bonds	$27	$(42)	$(2)	$236	$(351)	$(113)	$263	$(393)	$(115)
Preferred Stocks	(3)	(2)	17	—	—	—	(3)	(2)	17
Common stocks unaffiliated	(182)	(210)	231	11	(7)	(18)	(172)	(217)	213
Mortgage loans	(72)	4	(3)	—	—	—	(72)	4	(3)
Other invested assets	(144)	28	345	2	(18)	—	(142)	10	345
Cash, cash equivalents and short-term investments	—	—	—	2	2	—	2	2	—
Derivatives	(195)	393	244	—	—	—	(195)	393	244

Total change in unrealized on investments	(569)	171	832	251	(374)	(131)	(319)	(203)	701

Capital gains tax (benefit) expense	(50)	(49)	112	—	—	—	(50)	(49)	112

Total change in unrealized gains (losses), net of tax	$(519)	$220	$720	$251	$(374)	$(131)	$(268)	$(154)	$589

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS

Capital Contributions

For the years ended December 31, 2023 and 2022, the Company made no capital contribution to MCF. For the year ended December 31, 2021, the Company made capital contributions to MCF of $66 million.

Dividend Distributions

For the year ended December 31, 2023, the Company paid no cash dividend to its parent company, New York Life. For the years ended December 31, 2022 and 2021, the Company paid a cash dividend to its parent company, New York Life, in the amount of $400 million and $942 million, respectively.

For the years ended December 31, 2023, 2022 and 2021, the Company received dividend distributions from MCF of $345 million, $176 million and $137 million, respectively.

Material Transactions

The following table presents material related party transactions between the Company, its parent, and its affiliates, for the years ended December 31, 2023 and 2022:

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Loans and Credit Agreements:
12/31/2015 (last amended as of 12/31/2022)	MCF	Non- insurance affiliate	Note funding agreement	The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the (“MCF Note Agreement”) and acquired a variable funding note issued by MCF. The note was most recently reissued on December 31, 2022 due to the Company’s transfer of a portion of its interest to Life Insurance Company of North America (“LINA”), direct wholly owned subsidiaries of the Company. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company (y) the net admitted cash and invested assets of New York Life (excluding any portion thereof attributable to New York Life’s investment in the Company), and LINA, in each case, based on the most recently available quarterly or annual financial statements of New York Life, LINA or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on December 31, 2025.

12/23/2004 (last amended as of 12/30/2022)	New York Life Capital Corporation (“NYLCC”)	Non- insurance affiliate	Revolving credit agreement	NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $3,500 million from proceeds from the issuance of commercial paper. During 2023 and 2022, the revolving credit facility was not used, no interest was paid and no outstanding balance was due.

9/30/1993 (last amended on 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life whereby the Company may borrow in the amount of up to $3,500 million. At December 31, 2023 and 2022, the Company has not borrowed under this agreement.

4/1/1999 (last amended as of 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life, whereby the Company may lend in the amount of up to $900 million. During 2021, NYLIC borrowed and repaid a $600 million loan to the Company. $3,288 of interest was paid, and there was no outstanding balance due at December 31, 2021. At December 31, 2023 and 2022, the Company has not borrowed under this agreement.

Service Agreements:

4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non- insurance affiliate	Variable product distribution agreement	The Company has appointed NYLIFE Distributors, LLC as the underwriter and/ or wholesale distributor of the Company’s variable products. For the years ended December 31, 2023, 2022 and 2021, the Company received service fees of $40 million, $44 million and $50 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Amended and restated at 5/29/2009	New York Life	Parent	Administration agreement	New York Life provides the Company with certain services and facilities including, but not limited to accounting, tax and auditing services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. For the years ended December 31, 2023, 2022 and 2021, the fees incurred associated with these services and facilities, amounted to $983 million, $915 million and $862 million, respectively, and are reflected in Operating expenses and Net investment income in the accompanying Statutory Statements of Operations.

Various	New York Life	Parent	Participation in mortgage loans, Real estate owned and real estate	The Company’s interests in commercial mortgage loans are primarily held in the form of participations in mortgages` originated or acquired by New York Life. A real estate property acquired through foreclosure is called REO Portfolio. The Company’s interests in the ownership of REO Portfolio is called REO Ownership Interest. Certain real estate investments acquired may have similar ownership interests through a participation. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company’s proportionate interest (as evidenced by a participation certificate) in the underlying mortgage loan, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life’s and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage loan origination or acquisition. Consistent with the participation arrangement, all mortgage loan documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company’s approval. The Company’s mortgage loans, REOs and certain real estate investments acquired through a participation from New York Life had a carrying value of $15,221 million and $15,495 million as of December 31, 2023 and 2022, respectively. There’s no REO in the form of participations owned by the Company as of December 31, 2023 and 2022.

1/1/2005 (amended 3/28/2014)	New York Life Investment Management LLC (“NYLIM”)	Non- insurance affiliate	Administrative service agreement	NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.

4/1/2000, as amended from time to time	NYL Investors, LLC	Non- insurance affiliate	Investment advisory agreement	The Company is a party to an investment advisory agreement with NYL Investors, LLC, as amended from time to time, to receive investment advisory and administrative services from NYL Investors, LLC. The payments are required to be made within 90 days from the time of billing.

6/30/2008, as amended from time to time	NYLIFE Securities, LLC	Non- insurance affiliate	Service fee agreement	The Company pays NYLIFE Securities LLC a service fee for supervisory services based on a determined revenue factor based on sales and in-force business.

Other Agreements:

Various	New York Life	Parent	Sale of corporate owned life insurance policies (“COLI”)	The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2023 and 2022, policyholder reserve balances for these policies amounted to $4,308 million and $4,181 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

10/5/2017	REEP-OFC 2300 Empire LLC / Retreat at Seven Bridges	Non- insurance affiliate	Mortgage loan on real estate	In connection with the acquisition of an office building by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of Retreat at Seven Bridges, an existing multifamily property, the Company provided a first mortgage loan to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge IL LLC.

6/11/2012	New York Life	Parent	Tenancy in common agreement	In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity’s interest in the property.

55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Various	New York Life	Parent	Structured settlement agreements	The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2023 and 2022, the policyholder reserves related to these contracts amounted to $148 million and $147 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.

Various	New York Life	Parent	Structured settlement agreements	The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2023 and 2022, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $10,774 million and $10,236 million, respectively.

Various	New York Life	Parent	Premiums settlement agreement	The Company has an agreement in place with NYLIC to settle premiums associated with the Company’s products sold at field offices. These premiums are typically settled within 1-2 business days. The Company had a receivable of $11 million and $26 million, respectively, for the years ended December 31, 2023 and 2022.

Significant Transactions:

11/29/2022	NYLIC / LINA	Parent / Insurance affiliate	Transfer of assets	Bond asset and cash transfers between the Company, NYLIC and LINA were executed to strengthen duration alignment between asset and liability profiles amongst the insurance companies. The Company acquired bonds with a book value of $2,415 million, including realized losses and accrued interest, and cash of $1,419 million from NYLIC in exchange for bonds valued at $3,801 million. In addition, the Company acquired $250 million of bonds from LINA in exchange for transferring a $250 million equity interest in MCF.

12/31/2020	LINA	Insurance Affiliate	Reinsurance agreement	The Company has an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. Additional details of this agreement are included in Note 13 “Reinsurance”.

Various	NYLARC	Insurance Affiliate	Reinsurance agreement	The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). Additional details of this agreement are included in Note 13 “Reinsurance”.

At December 31, 2023 and 2022, the Company reported a net amount of $94 million and $85 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

In the ordinary course of business, the Company enters into reinsurance agreements with its parent and affiliates. Material reinsurance agreements have been disclosed in Note 13 – Reinsurance. In addition, the Company may enter into guarantees and/or keep wells with its parent and affiliates. Material guarantee agreements and/ or keep wells have been disclosed in Note 15 – Commitments and Contingencies.

56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES

Insurance liabilities at December 31, 2023 and 2022 were as follows (in millions):

	2023	2022
Life insurance reserves	$29,546	$29,525
Annuity reserves and supplementary contracts with life contingencies	83,406	80,033
Asset adequacy and special reserves	38	137

Total policy reserves	112,990	109,695
Deposit funds	1,583	1,441
Policy claims	1,041	1,049

Total insurance liabilities	$115,614	$112,185

Life Insurance Reserves

Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation Method or Net Level Premium Reserve Method with valuation interest rates ranging from 3.0% to 6.0%. Reserves for universal life secondary guarantee products with multiple sets of cost of insurance are determined using the methodology outlined in the November 2011 Life Actuarial Task Force Statement.

In 2021, the Department granted approval for the Company to change the valuation basis for reserves for certain blocks of life insurance policies from the minimum statutory reserve standard required under either New York or Washington law to the NAIC valuation basis. The Company recorded a net change in reserve valuation basis of $31 million for the year ended December 31, 2023, which was reported as a direct increase in surplus in the accompanying Statutory Statements of Changes in Surplus. For the year ended December 31, 2022, there were no changes in reserve basis for life insurance reserves.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $244 million and $56 million at December 31, 2023 and 2022, respectively.

At December 31, 2023 and 2022, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $9 million and $11 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2023 and 2022, the Company had $9,739 million and $10,325 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the state of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain UL products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Annuity Reserves and Supplementary Contracts with Life Contingencies

Reserves for single premium immediate annuities and guaranteed future income annuities are based principally on A2000, 2012 IAR and the Commissioners’ Annuity Reserve Valuation Method (“CARVM”), with assumed interest rates ranging from 3.75% to 6.0%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the valuation manual requirements for maximum valuation interest rates for income annuities (“VM-22”) and the New York State Department of Financial Services (“NYSDFS”) Regulation 213 maximum valuation rate requirements, applying the 2012 IAR Table. The VM-22 rates range from 1.0% to 5.00%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and CARVM, with assumed interest rates ranging from 3.0% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21 and NYSDFS Regulation 213, where the VM-21 deficiencies are discounted applying scenario specific net asset earned rates ranging from 3.0% to 8.25%. For the index-linked account corresponding to a VA product, we also apply Actuarial Guideline XXXV, with assumed interest rates ranging from 3.0% to 4.75%. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2023 and 2022, the Company’s liabilities for GMDB, GMAB, guaranteed future income benefit, and enhanced beneficiary benefits reserves, which are associated with VA products, amounted to $38 million and $137 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

For the year ended December 31, 2023 and 2022, there were no changes in reserve valuation basis for annuities reserves.

The tabular interest has been determined by a formula as described in the NAIC instructions. The tabular less actual reserve released has been determined by a formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

Deposit Funds

Deposit funds at December 31, 2023 and 2022 were as follows (in millions):

	2023	2022
Fixed period annuities	$1,271	$1,077
Supplemental contracts without life contingencies	300	350
Continued interest accounts	12	14

Total deposit funds	$1,583	$1,441

58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2023 and 2022 ($ in millions):

Individual Annuities

	2023
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$30,270	$—	$—	$30,270	26%
At book value less current surrender charge of 5% or more	12,128	—	—	12,128	10
At fair value	—	—	34,793	34,793	30

Total with adjustment or at fair value	42,399	—	34,793	77,191	66
At book value without adjustment	20,213	—	—	20,213	17
Not subject to discretionary withdrawal	20,350	—	—	20,350	17

Total	$82,962	$—	$34,793	$117,754	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$78	$—	$—	$78

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$30,662	$—	$—	$30,662	28%
At book value less current surrender charge of 5% or more	8,173	—	—	8,173	7
At fair value	—	—	31,696	31,696	28

Total with adjustment or at fair value	38,835	—	31,696	70,531	63
At book value without adjustment	21,904	—	—	21,904	20
Not subject to discretionary withdrawal	18,798	—	—	18,798	17

Total	$79,537	$—	$31,696	$111,233	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$303	$—	$—	$303

59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Group Annuities

	2023
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$24	$—	$—	$24	5%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	24	—	—	24	5
At book value without adjustment	32	—	—	32	7
Not subject to discretionary withdrawal	388	—	—	388	88

Total	$444	$—	$—	$444	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$31	$—	$—	$31	6%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	31	—	—	31	6
At book value without adjustment	37	—	—	37	7
Not subject to discretionary withdrawal	428	—	—	428	87

Total	$496	$—	$—	$496	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Deposit-Type Contracts

	2023
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	162	—	—	162	10
Not subject to discretionary withdrawal	1,421	—	—	1,421	90

Total	$1,583	$—	$—	$1,583	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	188	—	—	188	13
Not subject to discretionary withdrawal	1,253	—	—	1,253	87

Total	$1,441	$—	$—	$1,441	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2023 and 2022 ($ in millions):

	2023
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	18,768	19,111	19,299	6,312	6,312	6,312
Universal life with secondary guarantees	5,892	5,397	8,527	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	16	58	58	58
Variable universal life	1,748	1,744	1,744	13,233	13,030	13,066
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	75	—	—	—
Miscellaneous reserves	—	—	612	—	—	—

Total life insurance (gross)	26,419	26,263	30,275	19,603	19,400	19,436
Reinsurance ceded	—	—	728	—	—	—

Total life insurance (net)	$26,419	$26,263	$29,547	$19,603	$19,400	$19,436

62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2022
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	19,090	19,424	19,277	6,396	6,396	6,396
Universal life with secondary guarantees	5,727	5,155	8,759	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	17	50	50	50
Variable universal life	1,757	1,752	1,501	10,653	10,469	10,498
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	75	—	—	—
Miscellaneous reserves	—	—	608	—	—	—

Total life insurance (gross)	26,585	26,342	30,239	17,099	16,915	16,944
Reinsurance ceded	—	—	716	—	—	—

Total life insurance (net)	$26,585	$26,342	$29,523	$17,099	$16,915	$16,944

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE

The effects of reinsurance on the accompanying Statutory Statements of Financial Position at December 31, 2023 and 2022 were as follows (in millions):

	2023	2022
Policy reserves:
Direct	$113,718	$110,411
Assumed	—	—
Ceded	(728)	(716)

Policy reserves	$112,990	$109,695

Policy claims:
Direct	$552	$523
Assumed	673	658
Ceded(1)	(184)	(132)

Policy claims	$1,041	$1,049

Reinsurance recoverable(2)	$39	$45

(1) Includes reinsurance recoverable related to unpaid losses of $145 million and $91 million at December 31, 2023 and 2022, respectively.

(2) Included in Other assets in the accompanying Statutory Statements of Financial Position.

The effects of reinsurance on the accompanying Statutory Statements of Operations for the years ended December 31, 2023, 2022 and 2021 were as follows (in millions):

	2023	2022	2021
Premiums:
Direct(1)	$16,089	$20,379	$13,461
Assumed	1,208	1,185	1,090
Ceded	(554)	(531)	(539)

Premiums	$16,743	$21,033	$14,012

Benefit payments:
Direct	$17,464	$14,387	$14,265
Assumed	1,266	1,344	1,388
Ceded	(652)	(606)	(739)

Benefit payments	$18,078	$15,125	$14,914

(1) Includes considerations for supplementary contracts with life contingencies of $47 million, $42 million and $48 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Reinsurance Assumed

The Company has an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company’s risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA’s exposure to mortality risk. At December 31, 2023 and 2022, the Company held assumed liabilities for policy claims relating to this reinsurance agreement of $667 million and $653 million, respectively, which are included in Policy claims in the accompanying Statutory Statements of Financial Position.

64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE (continued)

Reinsurance Ceded

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue individual life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on new life insurance policies on a quota share yearly renewable term basis, except for custom guarantee UL, asset flex, and certain VUL products. Most of the reinsurance ceded on new and inforce business is established on an automatic basis. The quota share currently ceded on new business generally ranges from 15% to 90%. All products are ceded from first dollar with the exception of reinsured VUL, which has a minimum size policy ceded of $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative reinsurance basis. The majority of the Company’s facultative reinsurance is for substandard cases in which it typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming reinsurers become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Life insurance ceded was 43% and 42% of total life insurance in-force at December 31, 2023 and 2022.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life’s top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona (“NYLAZ”). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. NYLARC’s purpose is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

NOTE 14—BENEFIT PLANS

The Company shares in the cost of the following plans sponsored by New York Life: (1) certain defined benefit pension plans for eligible employees and agents, (2) certain defined contribution plans for substantially all employees and agents, (3) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The cost allocated to the Company related to benefit plans is recorded under Operating expenses in the accompanying Statutory Statements of Operations. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2023, 2022 and 2021 (in millions):

	2023	2022	2021
Defined benefit pension	$25	$31	$32
Defined contribution	10	10	10
Postretirement life and health	4	5	6
Postemployment	2	2	2

Total	$41	$48	$50

65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES

Guarantees

As stated in Note 3 - Significant Accounting Policies, at the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2023 and 2022, the Company had no such guarantees.

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from their agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and/or other operations, including actions involving retail sales practices. Some of the actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Borrowed Money

Refer to Note 6 - Investments for a more detailed discussion of the Company’s commitments for loaned securities and repurchase agreements.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

Other Commitments and Contingencies

Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the “Taiwan Branch”). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation (“Taiwan Corporation”), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. (“Yuanta”). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation’s obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2023 and 2022, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $1,100 million and $725 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2023 and 2022.

66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES (continued)

At December 31, 2023 and 2022, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $1,109 million and $717 million, respectively.

Unfunded commitments on limited partnerships, limited liability companies and other invested assets amounted to $904 million and $960 million at December 31, 2023 and 2022, respectively. Unfunded commitments on LIHTC amounted to $163 million and $153 million at December 31, 2023 and 2022, respectively. At December 31, 2023 and 2022, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statements of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

FHLB Agreement

The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh’s recovery from the collateral is limited to the amount of the Company’s liability to the FHLB of Pittsburgh.

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2023 and 2022 was as follows (in millions):

	2023	2022
Membership stock - Class B(1)	$25	$25
Activity stock	—	—

Aggregate total	$25	$25

Actual or estimated borrowing capacity as determined by the insurer	$6,945	$6,759

(1) Membership stock is not eligible for redemption.

At December 31, 2023 and 2022, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2023 and 2022 was as follows (in millions):

	2023		2022
	General Account	Separate Account	General Account	Separate Account
Fair Value	$3,018	$—	$1,175	$—
Carrying Value	$3,018	$—	$1,175	$—
Maximum Amount Borrowed During the Year	$5	$—	$—	$—

The Company does not have any prepayment obligations for the borrowing arrangement.

67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2023 and 2022 (in millions):

	2023			2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,725	$356	$2,081	$1,433	$475	$1,908	$292	$(119)	$173
Statutory valuation allowance	—	—	—	—	—	—	—	—	—

Adjusted gross DTAs	1,725	356	2,081	1,433	475	1,908	292	(119)	173
Nonadmitted DTAs (1)	712	—	712	545	—	545	167	—	167

Subtotal net admitted DTAs	1,013	356	1,369	888	475	1,363	125	(119)	6
Gross DTLs	255	493	748	262	552	814	(7)	(59)	(66)

Net admitted DTAs (2)	$758	$(137)	$621	$626	$(77)	$549	$132	$(60)	$72

(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.

(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

The admission calculation components were as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2023			December 31, 2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$22	$22	$—	$54	$54	$—	$(32)	$(32)
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	597	2	599	495	—	495	102	2	104
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	597	2	599	495	—	495	102	2	104
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,246	N/A	N/A	1,198	N/A	N/A	48
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	416	332	748	393	421	814	23	(89)	(66)

DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$1,013	$356	$1,369	$888	$475	$1,363	$125	$(119)	$6

68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above are as follows at December 31, 2023 and 2022 (in millions):

	2023	2022
Ratio percentage used to determine recovery period and threshold limitation amount.	877%	812%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$8,308	$7,987

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2023 and 2022.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2023 and 2022. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2023, 2022 and 2021 were as follows (in millions):

	2023	2022	2021	Change 2023-2022	Change 2022-2021
Federal(1)	$247	$114	$187	$133	$(73)
Foreign	21	—	—	21	—

Subtotal	268	114	187	154	(73)

Federal income tax on net capital gains (losses)	(41)	16	47	(57)	(31)
Other	—	—	—	—	—

Total federal and foreign income taxes	$227	$130	$234	$97	$(104)

(1) The Company had investment tax credits of $33 million, $28 million and $27 million for the years ended December 31, 2023, 2022 and 2021, respectively.

69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs for the years ended December 31, 2023 and 2022 were as follows (in millions):

	2023	2022	Change
DTAs
Ordinary:
Policyholder reserves	$1,026	$859	$167
Deferred acquisition costs	411	376	35
Investments	234	151	83
Pension accrual	20	21	(1)
Receivables - nonadmitted	17	21	(4)
Fixed assets	2	2	—
Other	15	3	12

Subtotal	1,725	1,433	292
Nonadmitted	712	545	167

Admitted ordinary DTAs	1,013	888	125

Capital:
Investments	356	475	(119)

Subtotal	356	475	(119)
Nonadmitted	—	—	—

Admitted capital DTAs	356	475	(119)

Total admitted DTAs	1,369	1,363	6

DTLs
Ordinary:
Policyholder reserves	80	124	(44)
Investments	166	138	28
Other	9	—	9

Subtotal	255	262	(7)

Capital:
Investments	493	552	(59)

Subtotal	493	552	(59)

Total DTLs	748	814	(66)

Net admitted DTAs	$621	$549	$72

Change in deferred income tax on change in net unrealized capital gains/ losses			$50
Change in net deferred taxes related to other items			189
Change in DTAs nonadmitted			(167)

Change in net admitted DTAs			$72

70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company’s income tax expense and change in net DTAs for the years ended December 31, 2023, 2022 and 2021 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2023	2022	2021	Change 2023-2022	Change 2022-2021
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$141	$(106)	$141	$247	$(247)
Net realized capital (losses)/gains at statutory rate	(24)	(15)	(38)	(9)	23
Tax exempt income	(33)	(35)	(39)	2	4
Tax credits, net of withholding	(41)	(40)	(37)	(1)	(3)
Amortization of IMR	(1)	(6)	(10)	5	4
Dividend from MCF	(72)	(37)	(29)	(35)	(8)
Partnership income from MCF	57	54	46	3	8
Prior year audit liability and settlement	4	1	(1)	3	2
Non-admitted assets	4	(6)	—	10	(6)
Other items impacting surplus	4	4	96	—	(92)
Other	(1)	5	(1)	(6)	6

Federal and foreign income taxes incurred and change in net deferred taxes during the year	$38	$(181)	$128	$219	$(309)

Federal and foreign income tax expense reported in the Company’s Statutory Statements of Operations	$268	$114	$187	$154	$(73)
Capital gains tax (benefit)/expense incurred	(41)	16	47	(57)	(31)
Change in net DTAs	(189)	(311)	(106)	122	(205)
Change in current and deferred income taxes reported in surplus	—	—	—	—	—

Federal and foreign income taxes incurred and change in net deferred taxes during the year	$38	$(181)	$128	$219	$(309)

For years ended December 31, 2023, 2022 and 2021, the Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, NYL Investors, LLC, LINA, New York Life Group Insurance Company of NY (“NYLGICNY”), and LINA Benefit Payments, Inc. Refer to Note 3 – Significant Accounting Policies - Federal Income Taxes.

As a member of NYLIC’s consolidated group, the Company’s federal income tax returns are routinely audited by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2013, and tax years 2014 through 2018 are currently under examination. There were no material effects in the Company’s Statement of Operations as a result of these audits.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. For the years ended December 2023, 2022, and 2021, the Company’s income taxes incurred in current and prior years that will be available for recoupment in the event of future net losses were as follows (in millions):

Year 2023	$—
Year 2022	$21
Year 2021	$120

The Inflation Reduction Act (“IRA”) of 2022 was enacted on August 16, 2022. The IRA includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income set forth on the applicable financial statement of an applicable corporation. The NAIC adopted Interpretation (“INT”) 23-04 to apply to December 31, 2023. Following that guidance, the Company has determined as of the reporting date it will not be an applicable corporation and will not be liable for CAMT in 2023. The Company is also not a member of a controlled group of corporations that is an applicable corporation.

At December 31, 2023 and 2022, the Company recorded a current income tax payable of $23 million and $31 million, respectively, which is included in Other liabilities in the accompanying Statutory Statements of Financial Position.

At December 31, 2023, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the Internal Revenue Code.

NOTE 17—CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

The Company did not receive a capital contribution from New York Life for the years ended December 31, 2023 and 2022. For the year ended December 31, 2021, the Company received a capital contribution in the form of an affiliated equity investment in MCF from New York Life for $530 million.

Other Surplus Adjustments

Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2023, 2022 and 2021, principally include the effects of the following (in millions):

	2023	2022	2021
Surplus withdrawn from separate accounts	$58	$48	$55
Changes in surplus relating to separate accounts	(74)	(29)	(44)
Change in liability for reinsurance in unauthorized companies	2	(2)	(2)

Total	$(14)	$17	$9

Nonadmitted Assets

Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 18—DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, not to exceed thirty percent of its surplus to policyholders as of the immediately preceding calendar year, of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2023, the amount of earned surplus of the Company available for the payment of dividends was $4,119 million. The maximum amount of dividends that may be paid in 2024 without prior notice to or approval of the Commissioner is $890 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. At December 31, 2023, the Company paid no dividends to its sole stockholder, New York Life, and paid dividends of $400 million and $942 million in 2022 and 2021, respectively.

The Company’s special surplus funds increased from December 31, 2022 to December 31, 2023 by $328 million due to the admittance of negative IMR. For more details, refer to Note 6 - Investments for Admitted Negative IMR.

NOTE 19—WRITTEN PREMIUMS

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2023 and 2022 were as follows (in millions):

	2023		2022
	Gross	Net of Loading	Gross	Net of Loading
Group life(1)	$441	$441	$418	$418

(1) Represents reinsurance premiums assumed from LINA. Refer to Note 13 - Reinsurance for more details.

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium, net of reinsurance that is due and unpaid at the reporting date. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company does not have any loan-backed and structured securities, which are other-than-temporarily impaired where the Company intends to sell, or does not have the intent and ability to hold until recovery, at December 31, 2023.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
001406AA5	$5,236	$4,522	$713	$4,522	$4,383	12/31/2023
07389NAC9	280	273	7	273	278	12/31/2023
12544ABN4	247	245	2	245	252	12/31/2023
12544TAH7	500	491	9	491	500	12/31/2023
12544VAB5	15	14	1	14	15	12/31/2023
12667FJ55	685	679	6	679	530	12/31/2023
12668AY25	431	431	—	431	440	12/31/2023
12668BFL2	138	129	9	129	131	12/31/2023
15132EFL7	30	25	5	25	27	12/31/2023
16162WNB1	484	459	25	459	470	12/31/2023
17029PAA3	656	636	20	636	636	12/31/2023
3622MPAB4	180	171	9	171	176	12/31/2023
3623416X2	124	90	34	90	116	12/31/2023
36242DD26	190	160	30	160	164	12/31/2023
69337VAE0	1,053	1,049	4	1,049	839	12/31/2023
76111XZW6	949	941	7	941	967	12/31/2023
81744HAF0	190	189	1	189	191	12/31/2023
93934FCE0	484	472	12	472	428	12/31/2023
93934FEM0	481	480	1	480	436	12/31/2023
93934FLW0	513	511	2	511	478	12/31/2023
001406AA5	6,409	5,634	775	5,634	4,506	9/30/2023
15132EFL7	30	30	—	30	29	9/30/2023
16162WNB1	629	518	110	518	496	9/30/2023
32052MAA9	6	—	6	—	—	9/30/2023
3622MPAB4	183	183	—	183	172	9/30/2023
3623416X2	133	133	1	133	119	9/30/2023
38237KAA8	8,845	8,845	—	8,845	7,701	9/30/2023
45660LEW5	488	248	240	248	454	9/30/2023
93934FEM0	500	500	1	500	436	9/30/2023
93934FLW0	553	552	2	552	499	9/30/2023
001406AA5	7,722	7,046	677	7,046	4,638	6/30/2023
12667FJ55	728	709	19	709	571	6/30/2023
17029PAA3	703	656	47	656	695	6/30/2023
17029RAA9	18	—	17	—	16	6/30/2023
17309BAD9	1,355	907	448	907	1,057	6/30/2023

74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
46628BBD1	124	113	10	113	102	6/30/2023
69336QAL6	413	411	1	411	396	6/30/2023
93934FEM0	519	518	1	518	463	6/30/2023
93934FLW0	564	559	5	559	517	6/30/2023
3623416X2	139	138	1	138	140	3/31/2023
38237KAA8	11,217	11,205	13	11,205	10,191	3/31/2023
61946TAA3	3,297	3,288	9	3,288	2,771	3/31/2023
69336QAL6	416	415	1	415	400	3/31/2023
93934FEM0	524	522	2	522	501	3/31/2023
93934FLW0	615	572	42	572	534	3/31/2023

Subtotal - General Account	XXX	XXX	$3,327	XXX	XXX

Guaranteed Separate Accounts
001406AA5	$1,626	$1,404	$222	$1,404	$1,361	12/31/2023
07389NAC9	7	7	—	7	7	12/31/2023
12544VAB5	6	6	—	6	6	12/31/2023
12668BFL2	184	172	12	172	175	12/31/2023
001406AA5	1,990	1,749	241	1,749	1,399	9/30/2023
001406AA5	2,398	2,188	210	2,188	1,440	6/30/2023
38237KAA8	556	556	1	556	505	3/31/2023
61946TAA3	384	383	1	383	323	3/31/2023

Subtotal - Guaranteed Separate Accounts	XXX	XXX	$ 687	XXX	XXX
Grand Total	XXX	XXX	$4,014	XXX	XXX

(1) Only the impaired lots within each CUSIP are included within this table.

(2) CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 21—SUBSEQUENT EVENTS

At February 28, 2024, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AG 43	Actuarial Guideline 43 CARVM for variable annuities
AVR	Asset valuation reserve
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CAMT	Corporate Alternative Minimum Tax
CARVM	Commissioners’ Annuity Reserve Valuation Method
COLI	Corporate owned life insurance
CRVM	Commissioners’ Reserve Valuation Method
CSAs	Credit support annexes
DTA(s)	Deferred tax asset(s)
DTL(s)	Deferred tax liability(ies)
ETFs	Exchange traded funds
FHLB	Federal Home Loan Bank
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
IRA	The Inflation Reduction Act of 2022
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLGICNY	New York Life Group Insurance Company of NY
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYSDFS	New York State Department of Financial Services
OTC	Over-the-counter
OTC-bilateral	Over-the-counter bilateral agreements
OTC-cleared	Over-the-counter clearinghouse
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserving
SSAP	Statement of statutory accounting principle
SVO	Securities Valuation Office

76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
Taiwan Branch	NYLIAC’s former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TDR	Troubled debt restructuring
The Commissioner	Delaware Insurance Commissioner
The Company	New York Life Insurance and Annuity Corporation
The Department	Delaware State Insurance Department
The Fund	The MainStay VP Funds Trust
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VM-20	Valuation manual requirements for PBR for individual life products
VM-21	Valuation manual requirements for PBR for variable annuity products
VM-22	Valuation manual requirements for maximum valuation interest rates for income annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

At and for the Year Ended December 31, 2023

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$163,438,981
Other bonds (unaffiliated)	3,716,493,278
Bonds of affiliates	211,433,316
Preferred stocks (unaffiliated)	1,770,431
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	31,482,807
Common stocks of affiliates	—
Mortgage loans	756,667,188
Real estate	17,251,373
Premium notes, policy loans and liens	52,769,039
Cash on hand and on deposit	10,449,940
Short-term investments	156,284,647
Derivative instruments	(29,735,277)
Other invested assets	382,452,247
Aggregate write-ins for investment income	8,366,616

Gross investment income	$5,479,124,586

Real Estate Owned - Book Value less Encumbrances	$91,166,137

Mortgage Loans - Book Value:
Residential mortgages	$4,075,801
Commercial mortgages	15,186,978,388
Mezzanine real estate loans	292,876,613

Total mortgage loans	$15,483,930,802

Mortgage Loans by Standing - Book Value:
Good standing	$15,374,430,802

Good standing with restructured terms	$—

Interest overdue more than 90 days, not in foreclosure	$—

Foreclosures in process	$109,500,000

Other Invested Assets - Statement Value	$3,338,621,735

Collateral Loans	$—

78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$3,120,177,818

Preferred stocks	$—

Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$9,288,152,168
Over one year through five years	40,964,712,901
Over five years through 10 years	25,624,957,942
Over 10 years through 20 years	11,246,900,203
Over 20 years	16,657,862,973

Total by maturity	$103,782,586,187

Bonds by NAIC designation - statement value
NAIC 1	$63,955,395,170
NAIC 2	35,090,242,232
NAIC 3	2,571,262,521
NAIC 4	1,840,642,384
NAIC 5	302,130,565
NAIC 6	22,913,315

Total by NAIC designation	$103,782,586,187

Total bonds publicly traded	$55,703,777,216

Total bonds privately placed	$48,078,808,971

Preferred Stocks - Statement Value	$43,512,713

Common Stocks - Fair Value	$615,258,682

Short-Term Investments - Book Value	$43,908,215

Options, Caps and Floors Owned - Statement Value	$242,527,246

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$720,426,711

Future Contracts Open - Current Value	$416,564

Cash on Deposit	$(222,657,159)

79

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—

Ordinary	$183,564

Credit life	$—

Group life	$741,943

Amount of Accidental Death Insurance In-Force Under Ordinary Policies (in thousands):	$798

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—

Ordinary	$14,507

Credit life	$—

Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$312,748,977

Income payable	$51,726,610

Ordinary - involving life contingencies
Income payable	$51,211,980

Group - not involving life contingencies
Amount on deposit

Income payable

Group - involving life contingencies
Income payable

Annuities:
Ordinary
Immediate - amount of income payable	$2,056,329,740

Deferred - fully paid account balance	$54,029,137,239

Deferred - not fully paid - account balance	$36,540,076,416

Group
Amount of income payable	$79,031,942

Fully paid account balance	$990,567

Not fully paid - account balance	$—

80

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—

Group	$—

Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$282,022,138

Dividend accumulations - account balance	$—

Claim Payments 2023 (in thousands):
Group accident and health - year ended December 31, 2023
2023

2022

2021

2020

2019

Prior

Other accident and health
2023

2022

2021

2020

2019

Prior

Other coverages that use developmental methods to calculate claims reserves (in thousands):
2023	$881

2022	$988

2021	$926

2020	$956

2019	$774

Prior	$18

81

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE

At and for the Year Ended December 31, 2023

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$5,663,493,664	4.508%	$5,663,493,652		$5,663,493,652	4.509%
All other governments	247,349,546	0.197	247,349,543		247,349,543	0.197
U.S. states, territories and possessions, etc. guaranteed	—	—	—	—	—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	—	—	—	—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	10,509,428,813	8.366	10,509,428,777		10,509,428,777	8.367
Industrial and miscellaneous	81,208,552,375	64.643	81,208,552,430		81,208,552,430	64.656
Hybrid securities	—	—	—	—	—	—
Parent, subsidiaries and affiliates	3,120,177,818	2.484	3,120,177,819		3,120,177,819	2.484
SVO identified funds	754,823,659	0.601	754,823,659		754,823,659	0.601
Unaffiliated Bank loans	552,112,378	0.439	552,112,374		552,112,374	0.440
Unaffiliated Certificates of deposit	—	0.000	—	—	—	—
Total long-term bonds	102,055,938,253	81.238	102,055,938,254		102,055,938,254	81.254
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	43,512,713	0.035	43,512,713		43,512,713	0.035
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	43,512,713	0.035	43,512,713		43,512,713	0.035
Common Stock:
Industrial and miscellaneous Publicly traded (Unaffiliated)	454,040,222	0.361	454,096,287		454,096,287	0.362
Industrial and miscellaneous Other (Unaffiliated)	33,970,920	0.027	33,914,836		33,914,836	0.027
Parent, subsidiaries and affiliates Publicly traded		—				—
Parent, subsidiaries and affiliates Other		—				—
Mutual funds	125,959,006	0.100	125,959,005		125,959,005	0.100
Unit investment trusts		—				—
Closed-end funds		—				—
Exchange traded funds	1,288,554	0.001	1,288,554		1,288,554	0.001
Total common stocks	615,258,702	0.490	615,258,682		615,258,682	0.490
Mortgage loans:
Farm mortgages	—	—	—	—	—	—
Residential mortgages	4,075,801	0.003	4,075,801		4,075,801	0.003
Commercial mortgages	15,186,978,392	12.089	15,186,978,388		15,186,978,388	12.091
Mezzanine real estate loans	292,876,613	0.233	292,876,613		292,876,613	0.233
Total valuation allowance		—				—
Total mortgage loans	15,483,930,806	12.325	15,483,930,802		15,483,930,802	12.328

82

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE (continued)

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Real Estate:
Properties occupied by company	—	—	—	—	—	—
Properties held for production of income	91,166,137	0.073	91,166,137		91,166,137	0.073
Properties held for sale		—				—
Total real estate	91,166,137	0.073	91,166,137		91,166,137	0.073
Cash, cash equivalents and short-term investments:
Cash	(222,657,159)	(0.177)	(222,657,159)		(222,657,159)	(0.177)
Cash equivalents	1,874,558,563	1.492	1,874,558,564		1,874,558,564	1.492
Short-term investments	43,908,216	0.035	43,908,215		43,908,215	0.035
Total cash, cash equivalents and short-term investments	1,695,809,620	1.35	1,695,809,620		1,695,809,620	1.35
Contract loans	948,865,372	0.755	927,584,607		927,584,607	0.739
Derivatives	1,196,422,700	0.952	1,196,422,700		1,196,422,700	0.953
Other invested assets	3,342,739,779	2.661	3,338,621,735		3,338,621,735	2.658
Receivables for securities	15,694,487	0.012	15,694,487		15,694,487	0.012
Securities Lending		—
Other invested assets	137,225,563	0.109	137,225,563		137,225,563	0.109
Total invested assets	$125,626,564,132	100.000%	$125,601,165,300		$125,601,165,300	100.000%

* Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.

83

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES

At and for the Year Ended December 31, 2023

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1. Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $138,909,313,692

2. Ten largest exposures to a single issuer/borrower/investment.

Issuer	Description of Exposure	Amount	Total Admitted Assets
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC )	Bonds/Limited Partnership	$3,354,928,668	2.42%
WELLS FARGO	Bonds/Equity/Derivatives	$1,195,627,853	0.86%
JP MORGAN	Bonds/Equity	$985,098,692	0.71%
NYLIM HOLDINGS NOTE	Bonds	$762,000,000	0.55%
MORGAN STANLEY	Bonds/Equity	$746,120,149	0.54%
CITIGROUP	Bonds/Equity	$730,734,981	0.53%
GS MORTGAGE	Mortgage Loans	$649,165,715	0.47%
GIC REAL ESTATE	Mortgage Loans	$612,143,034	0.44%
BLACKSTONE	Mortgage Loans	$557,954,388	0.40%
MAPLETREE INVESTMENTS PTE LTD	Mortgage Loans	$476,000,000	0.34%

3. Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$63,955,395,171	46.04%	P/RP - 1	$65,032	—%
NAIC – 2	$35,090,242,233	25.26%	P/RP - 2	$15,347,799	0.01%
NAIC – 3	$2,571,262,520	1.85%	P/RP - 3	$—	—%
NAIC – 4	$1,840,642,384	1.33%	P/RP - 4	$—	—%
NAIC – 5	$302,130,564	0.22%	P/RP - 5	$—	—%
NAIC – 6	$22,913,315	0.02%	P/RP - 6	$28,099,882	0.02%

84

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

4. Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10
Total admitted assets held in foreign investments	$18,511,069,601	13.33%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
Countries rated NAIC-1	$17,761,826,949	12.79%
Countries rated NAIC-2	$520,191,736	0.37%
Countries rated NAIC-3 or below	$229,050,917	0.16%
6. Largest foreign investment exposures by country, categorized by NAIC sovereign rating:
Countries rated NAIC-1:
UNITED KINGDOM	$4,746,859,397	3.42%
CAYMAN ISLANDS	$4,482,414,317	3.23%
Countries rated NAIC-2:
MEXICO	$203,842,021	0.15%
INDONESIA	$83,830,111	0.06%
Countries rated NAIC-3 or below:
BARBADOS	$49,020,877	0.04%
COLOMBIA	$37,278,781	0.03%
7. Aggregate unhedged foreign currency exposure	$220,659,049	0.15%
8. Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:	$208,109,241	0.15%
Countries rated NAIC-2:	$10,694,773	0.01%
Countries rated NAIC-3 or below:	$1,855,035	0.00%
9. Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:
LUXEMBOURG	$57,974,189	0.04%
UNITED KINGDOM	$52,536,273	0.04%
Countries rated NAIC-2:
ITALY	$5,062,225	—%
INDIA	$3,615,519	—%
Countries rated NAIC-3 or below:
BRAZIL	$1,256,120	—%
SOUTH AFRICA	$518,764	—%

85

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating
INTERTEK GROUP PLC	2A	$202,465,014	0.15%
UBS GROUP AG	2.A FE	$167,127,233	0.12%
BANCO SANTANDER SA	1.E FE	$146,426,296	0.11%
BALLYROCK CLO LTD BALLY_23-23A	1.A FE	$140,000,000	0.10%
LLOYDS BANKING GROUP PLC	2.A FE	$139,043,214	0.10%
MITSUBISHI UFJ FINANCIAL GROUP	1.G FE	$138,397,882	0.10%
BARCLAYS PLC	2.A FE	$134,755,020	0.10%
TRITAX BIG BOX REIT PLC	2.A	$127,798,663	0.09%
RAD CLO LTD RAD_23-18	1.A FE	$125,748,000	0.09%
STATNETT SF	1.F	$123,800,000	0.09%

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?

Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
MADISON CAPITAL FUNDING LLC	$1,237,699,316	0.89%
CURZON CAPITAL PARTNERS 5 LONG-LIFE LP	$93,561,798	0.07%
STONE RIDGE HOLDING GROUP LP - PREFERRED SHARES	$87,210,000	0.06%
MSSDF MEMBER LLC	$78,794,423	0.06%
TRISTAN INCOME PLUS STRATEGY ONE SCSP	$67,987,386	0.05%
GOLDPOINT MEZZANINE PARTNERS IV, LP	$63,123,195	0.05%
NYLIC HKP MEMBER LLC	$48,889,200	0.04%
INE CANDRIAM GF US COR BD SQ USD DIS	$48,056,000	0.03%
MACKAY SHIELDS EMERGING MARKETS DEBT PORTFOLIO	$47,788,680	0.03%
REEP-RTL NPM GA LLC	$46,379,003	0.03%

86

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05. Aggregate statement value of investments held in nonaffiliated, privately placed equities Largest three investments held in nonaffiliated, privately placed equities:

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$1,054,516,681	$—	$1,054,516,681
BLACKROCK ADVISORS, LLC	$755,442,686	$755,442,686	$—
APOGEM CAPITAL	$172,137,115	$—	$172,137,115
CANDRIAM LUXEMBOURG	$146,106,989	$—	$146,106,989
FIDELITY MANAGEMENT & RESEARCH COMPANY	$105,000,100	$105,000,100	$—
NYL INVESTORS LLC - REAL ESTATE INVESTORS	$88,929,792	$—	$88,929,792
MACKAY	$77,917,953	$—	$77,917,953
WHITEHORSE	$51,344,733	$—	$51,344,733
EQT	$23,646,071	$—	$23,646,071
AUSBIL INVESTMENT MANAGEMENT LIMITED	$20,007,322	$—	$20,007,322

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

87

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Type ( Residential, Commercial, Agricultural)
COMMERCIAL	$306,245,000	0.22%
COMMERCIAL	$286,896,178	0.21%
COMMERCIAL	$257,320,000	0.19%
COMMERCIAL	$247,100,000	0.18%
COMMERCIAL	$228,900,000	0.16%
COMMERCIAL	$228,823,034	0.16%
COMMERCIAL	$224,516,000	0.16%
COMMERCIAL	$219,484,000	0.16%
COMMERCIAL	$164,125,741	0.12%
COMMERCIAL	$162,895,054	0.12%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$471,938,271	0.34%
Mortgage loans over 90 days past due	$—	—%
Mortgage loans in the process of foreclosure	$109,500,000	0.08%
Mortgage loans foreclosed	$481,372	—%
Restructured mortgage loans	$—	—%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$254,186,512	0.18%	$—	—%
91% to 95%	$—	—%	$170,532,138	0.12%	$—	—%
81% to 90%	$—	—%	$771,088,603	0.56%	$—	—%
71% to 80%	$—	—%	$861,690,745	0.62%	$—	—%
Below 70%	$4,075,801	—%	$13,422,357,003	9.66%	$—	—%

18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets    Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets    Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

88

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

20. Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$687,857,306	0.50%	$722,615,099	$717,899,970	$740,937,316
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$210,310,000	0.15%	$206,055,000	$221,343,000	$209,568,000
Dollar repurchase agreements	$—	—%	$—	$—	$—
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—

21. Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$242,527,246	0.17%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%

22. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$151,921,846	0.11%	$156,483,624	$160,944,946	$154,784,326
Income generation	$—	—%	$—	$—	$—
Replications	$275,686,214	0.20%	$251,800,085	$251,121,856	$250,929,906
Other	$—	—%	$—	$—	$—

23. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$7,380,050	0.01%	$1,347,575	$1,026,425	$14,225,025
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

89

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 4—SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS

At and for the Year Ended December 31, 2023

1.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.

None

2.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

None

3.	Ceded Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a.

Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b.	Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4.

Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R, including any new assumption reinsurance contracts.

None

5.

Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under U.S. generally accepted accounting principles (GAAP); or

None

b.	Accounted for that contract as reinsurance under U.S. GAAP and as a deposit under SAP. If yes, explain why the contract (s) is treated different for GAAP and SAP.

None

90